                                                       Registration No. 33-28455

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 9

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 14

                              NASL VARIABLE ACCOUNT
                           (Exact name of Registrant)

                 NORTH AMERICAN SECURITY LIFE INSURANCE COMPANY
                               (Name of Depositor)

                              116 Huntington Avenue
                           Boston, Massachusetts 02116
              (Address of Depositor's Principal Executive Offices)

                                 (617) 266-6008

               (Depositor's Telephone Number Including Area Code)

                            James D. Gallagher, Esq.
                  Vice President, Secretary and General Counsel
                 North American Security Life Insurance Company
                              116 Huntington Avenue
                           Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)

Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2. The notice required pursuant to Rule 24f-2 for the year ended December 31, 1995 was filed on February 28, 1996.

                            -----------------------

It is proposed that this filing will become effective 60 days after filing pursuant to paragraph (a) of Rule 485

* The Prospectus contained in this registration statement also relates to variable annuity contracts no longer being sold but for which additional purchase payments are accepted and which are covered by earlier registration statements under File Nos. 33-9960 and 2-93435.

                              NASL VARIABLE ACCOUNT

                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 Item                                        Caption in Prospectus

Part A

1. ................................................Cover Page
2. ................................................Special Terms
3. ................................................Summary
4. ................................................Table of Accumulation Unit
                                                Values; Performance Data;
                                                Financial Statements
5. ................................................General Information about
                                                North American Security Life
                                                Insurance Company, NASL
                                                Variable Account and NASL
                                                Series Trust
6. ................................................Charges and Deductions;
                                                Withdrawal Charge; Reduction
                                                or Elimination of Withdrawal
                                                Charge; Administration Fees;
                                                Reduction or Elimination of
                                                Annual Administration Fee;
                                                Mortality and Expense Risk
                                                Charge; Taxes; Appendix A;
                                                Appendix B
7. ................................................Accumulation Provisions;
                                                Company Approval
                                                Purchase Payments;
                                                Accumulation Units;
                                                Net Investment Factor;
                                                Transfers Among
                                                Investment Options;
                                                Telephone Transactions
                                                Special Transfer Services -
                                                Dollar Cost Averaging;
                                                Withdrawals; Special
                                                Withdrawal Services
                                                Systematic Withdrawal Plan;
                                                Contract Owner Inquiries;
                                                Other Contract Provisions;
                                                Ownership; Beneficiary;
                                                Modification;
8. ................................................Annuity Provisions; General;

                                                Annuity Options; Determination
                                                of Amount of the First
                                                Variable Annuity Payment;
                                                Annuity Units and the Deter-
                                                mination of Subsequent
                                                Variable Annuity Payments;
                                                Transfers After Maturity Date
9. ................................................Accumulation Provisions;
                                                Death Benefit Before
                                                Maturity Date; Annuity
                                                Provisions; Death Benefit
                                                on or After Maturity Date
10. ...............................................Accumulation Provisions;
                                                Purchase Payments; Accumula-
                                                tion Units; Value of Accumula-
                                                tion Units; Net Investment
                                                Factor; Distribution of
                                                Contracts
11. ...............................................Withdrawals; Restrictions
                                                under the Texas Optional
                                                Retirement Program; Accumula-
                                                tion Provisions; Purchase
                                                Payments; Other Contract
                                                Provisions; Ten Day Right to
                                                Review
12. ...............................................Federal Tax Matters; Intro-
                                                duction; The Company's Tax
                                                Status; Taxation of Annuities
                                                in General; Diversification
                                                Requirements; Qualified
                                                Retirement Plans
13. ...............................................Legal Proceedings
14. ...............................................Statement of Additional
                                                Information - Table of Contents


Part B                                          Caption in Statement of
                                                Additional Information

15. ...............................................Cover Page
16. ...............................................Table of Contents
17. ...............................................General History and
                                                Information.
18. ...............................................Services-Accountants;
                                                Services-Servicing Agent

19. ...............................................Not Applicable
20. ...............................................Principal Underwriter
21. ...............................................Performance Data
22. ...............................................Not Applicable
23. ...............................................Financial Statements

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

        Annuity Service Office                         Mailing Address
         116 Huntington Avenue                      Post Office Box 9230
      Boston, Massachusetts 02116                   Boston, Massachusetts
            (617) 266-6008                               02205-9230
            (800) 344-1029

--------------------------------------------------------------------------------
                              NASL VARIABLE ACCOUNT
--------------------------------------------------------------------------------

                                       OF
                 NORTH AMERICAN SECURITY LIFE INSURANCE COMPANY

                  FLEXIBLE PURCHASE PAYMENT INDIVIDUAL DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING

         This Prospectus describes a flexible purchase payment individual deferred combination fixed and variable annuity contract (the "contract") issued by North American Security Life Insurance Company ("the Company"), a stock life insurance company the ultimate parent of which is The Manufacturers Life Insurance Company ("Manulife"). The contract is designed for use in connection with retirement plans which may or may not qualify for special federal income tax treatment. Prior to October, 1993, the Company issued two classes of variable annuity contracts which are no longer being issued but under which purchase payments may continue to be made ("prior contracts") --"Ven 3" contracts, which were sold during the period from November, 1986 until October, 1993, and "Ven 1" contracts, which were sold during the period from June 1985 until June 1987. This Prospectus principally describes the contract offered by this Prospectus but also describes the Ven 3 and Ven 1 contracts. The principal difference between the contract offered by this Prospectus and the Ven 3 and Ven 1 contracts relate to the investment options available under the contracts, charges made by the Company and death benefit provisions. See "Appendix C - Prior Contracts".

         The contract provides for the accumulation of contract values and the payment of annuity benefits on a variable and/or fixed basis. The contract offers nineteen investment options: sixteen variable and three fixed. The variable portion of the contract value and annuity payments, if selected on a variable basis, will vary according to the investment performance of the sub-accounts of NASL Variable Account (the "Variable Account"). The Variable Account is a separate account established by the Company. Purchase payments and earnings on those purchase payments may be allocated to and transferred among one or more of sixteen sub-accounts of the Variable Account. The assets of each sub-account are invested in shares of NASL Series Trust (the "Trust"), a mutual fund having sixteen investment portfolios: the Small/Mid Cap Trust, the International Small Cap Trust, the Global Equity Trust, Pasadena Growth Trust, Equity Trust, Value Equity Trust, Growth and Income Trust, International Growth and Income Trust, Strategic Bond Trust, Global Government Bond Trust, Investment Quality Bond Trust, U.S. Government Securities Trust, Money Market Trust, and three Automatic Asset Allocation Trusts (Aggressive, Moderate and Conservative) (see the accompanying Prospectus of the Trust). Fixed contract values may be accumulated under one, three and six year fixed account investment options. Except as specifically noted herein and as set forth under the caption "FIXED ACCOUNT INVESTMENT OPTIONS" below, this Prospectus describes only the variable portion of the contract.

         Additional information about the variable portion of the contract and Variable Account is contained in a Statement of Additional Information, dated the same date as this Prospectus, which has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information is available without charge upon request by writing the Company at the above address or telephoning (617) 266-6008. The table of contents for the Statement of Additional Information is included on page 37 of this Prospectus.

         SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE VARIABLE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT THAT A PROSPECTIVE PURCHASER SHOULD KNOW BEFORE INVESTING. IT SHOULD BE ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE TRUST.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                   The date of this Prospectus is May 1, 1996

V7.PRO596

                                TABLE OF CONTENTS



SPECIAL TERMS ............................................ 3
SUMMARY .................................................. 5
TABLE OF ACCUMULATION UNIT VALUES......................... 9
GENERAL INFORMATION ABOUT NORTH
AMERICAN SECURITY LIFE INSURANCE
COMPANY, NASL VARIABLE ACCOUNT AND
NASL SERIES TRUST......................................... 11
     North American Security Life Insurance Company....... 11
     NASL Variable Account................................ 11
     NASL Series Trust.................................... 11
DESCRIPTION OF THE CONTRACT .............................. 14
   ACCUMULATION PROVISIONS ............................... 14
     Purchase Payments ................................... 14
     Accumulation Units .................................. 14
     Value of Accumulation Units ......................... 15
     Net Investment Factor ............................... 15
     Transfers Among Investment Options .................. 15
     Maximum Number of Investment Options................. 16
     Telephone Transactions .............................. 16
     Special Transfer Services - Dollar Cost Averaging.... 16
     Asset Rebalancing Program............................ 16
     Withdrawals.......................................... 16
     Special Withdrawal Services - Systematic
        Withdrawal Plan................................... 17
     Loans................................................ 17
     Death Benefit Before Maturity Date................... 18
   ANNUITY PROVISIONS .................................... 20
     General ............................................. 20
     Annuity Options ..................................... 20
     Determination of Amount of the First
        Variable Annuity Payment.......................... 21
     Annuity Units and the Determination of
        Subsequent Variable Annuity Payments ............. 21
     Transfers After Maturity Date ....................... 22
     Death Benefit on or After Maturity Date.............. 22
   OTHER CONTRACT PROVISIONS ............................. 22
     Ten Day Right to Review ............................. 22
     Ownership ........................................... 22
     Beneficiary ......................................... 23
     Modification ........................................ 23
     Company Approval .................................... 23
     Misstatement and Proof of Age, Sex or Survival....... 23
FIXED ACCOUNT INVESTMENT OPTIONS.......................... 23
   CHARGES AND DEDUCTIONS ................................ 26
     Withdrawal Charges................................... 26
     Reduction or Elimination of Withdrawal Charge ....... 27
     Administration Fees.................................. 27
     Reduction or Elimination of Annual Administration Fee 28
     Mortality and Expense Risk Charge ................... 28
     Taxes ............................................... 28
FEDERAL TAX MATTERS ...................................... 29
   INTRODUCTION .......................................... 29
   THE COMPANY'S TAX STATUS .............................. 29
   TAXATION OF ANNUITIES IN GENERAL ...................... 29
     Tax Deferral During Accumulation Period.............. 29
     Taxation of Partial and Full Withdrawals............. 30
     Taxation of Annuity Payments......................... 31
     Taxation of Death Benefit Proceeds................... 31
     Penalty Tax on Premature Distributions............... 31
     Aggregation of Contracts............................. 31
   QUALIFIED RETIREMENT PLANS............................. 32

     Qualified Plan Types................................. 32
     Direct Rollovers..................................... 33
   FEDERAL INCOME TAX WITHHOLDING......................... 33
GENERAL MATTERS........................................... 34
     Tax Deferral......................................... 34
     Performance Data..................................... 34
     Financial Statements................................. 34
     Asset Allocation and Timing Services................. 34
     Restrictions Under the Texas Optional
        Retirement Program ............................... 34
     Distribution of Contracts ........................... 34
     Contract Owner Inquiries............................. 35
     Legal Proceedings ................................... 35
     Other Information ................................... 35
EXCHANGE OFFER............................................ 35
ENHANCED DEATH BENEFIT OPTION............................. 37
STATEMENT OF ADDITIONAL INFORMATION-
   TABLE OF CONTENTS...................................... 39
APPENDIX A:  EXAMPLES OF CALCULATION OF
   WITHDRAWAL CHARGE...................................... 40
APPENDIX B:  STATE PREMIUM TAXES.......................... 41
APPENDIX C:  PRIOR CONTRACTS (VEN 3 AND VEN 1)............ 42

                                  SPECIAL TERMS

         The following terms as used in this Prospectus have the indicated meanings:

         Accumulation Unit - A unit of measure that is used to calculate the value of the variable portion of the contract before the maturity date.

         Annuitant - Any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. If the contract owner names more than one person as an "Annuitant," the second person named shall be referred to as "Co-Annuitant." All provisions based on the date of the death of the "Annuitant" will be based on the date of death of the last to survive of the "Annuitant" or "Co-Annuitant." The "Annuitant" and "Co-Annuitant" will be referred to collectively as "Annuitant." The "Annuitant" is as specified in the application, unless changed.

         Annuity Option - The method selected by the contract owner for annuity payments made by the Company. At the maturity date, the Company will provide a fixed annuity with payments guaranteed for 10 years and for the lifetime of the annuitant, if the annuitant lives more than 10 years. This will be the annuity option under the contract unless changed.

         Annuity Service Office - The service office of the Company is P.O. Box 9230, Boston, Massachusetts 02205-9230.

         Annuity Unit - A unit of measure that is used after the maturity date to calculate variable annuity payments.

         Beneficiary - The person, persons or entity entitled to the death benefit under the contract upon the death of the annuitant. The beneficiary is as specified in the application, unless changed. (See also "Successor Owner").

         Contingent Beneficiary - The person, persons or entity to become the beneficiary if the beneficiary is not alive. The contingent beneficiary is as specified in the application, unless changed.

         Contract Anniversary - The anniversary of the contract date.

         Contract Date - The date of issue of the contract.

         Contract Value - The total of the investment account values and, if applicable, any amount in the loan account attributable to the contract.

         Contract Year - The period of twelve consecutive months beginning on the contract date or any anniversary thereof.

         Debt - Any amounts in the loan account attributable to the contract plus any accrued loan interest. The loan provision is applicable to certain qualified contracts only.

         Due Proof of Death - Due Proof of Death is required upon the death of the Annuitant or the Owner. One of the following must be received at the Annuity Service Office within one year of the date of death:

         (a)      A certified copy of a death certificate;
         (b) A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or
         (c)      Any other proof satisfactory to us.

Death benefits will be paid within 7 days of receipt of due proof of death and all required claim forms by the Company's Annuity Service Office.

         Fixed Annuity - An annuity option with payments which are predetermined and guaranteed as to dollar amount.

         General Account - All the assets of the Company other than assets in separate accounts.

         Investment Account - An account established by the Company which represents a contract owner's interest in an investment option prior to the maturity date.

         Investment Account Value - The value of a contract owner's investment in an investment account.

         Investment Options - The investment choices available to contract owners. There are sixteen variable and three fixed investment options under the contract.

         Loan Account - The portion of the general account that is used for collateral when a loan is taken.

         Market Value Charge - A charge that may be assessed if amounts are withdrawn or transferred from the three or six year investment options prior to the end of the interest rate guarantee period.

         Maturity Date - The date on which annuity benefits commence. The maturity date is the date specified on the contract specifications page and is generally the first day of the month following the annuitant's 85th birthday, unless changed. See Appendix C for information on the Maturity Date for certain contracts no longer being issued. (Ven 3 and Ven 1 contracts).

         Net Purchase Payment - The purchase payment less the amount of premium tax, if any.

         Non-Qualified Contracts - Contracts which are not issued under qualified plans.

         Owner or Contract Owner - The person, persons (co-owner) or entity entitled to all of the ownership rights under the contract. The owner has the legal right to make all changes in contractual designations where specifically permitted by the contract. The owner is as specified in the application, unless changed.

         Portfolio or Trust Portfolio - A separate investment portfolio of the Trust, a mutual fund in which the Variable Account invests, or of any successor mutual fund.

         Purchase Payment - An amount paid by a contract owner to the Company as consideration for the benefits provided by the contract.

         Qualified Contracts - Contracts issued under qualified plans.

         Qualified Plans - Retirement plans which receive favorable tax treatment under Section 401, 403, 408 or 457 of the Internal Revenue Code of 1986, as amended.

         Separate Account - A segregated account of the Company that is not commingled with the Company's general assets and obligations.

         Sub-Account(s) - One or more of the sub-accounts of the Variable Account. Each sub-account is invested in shares of a different Trust portfolio.

         Successor Owner - The person, persons or entity to become the owner if the owner dies prior to the Maturity Date. The successor owner is as specified in the application, unless changed. If no Successor Owner is designated or the Successor Owner dies before the Owner, the Owner's estate is the Successor Owner. (See also "Beneficiary").

         Valuation Date - Any date on which the New York Stock Exchange is open for business and the net asset value of a Trust portfolio is determined.

         Valuation Period - Any period from one valuation date to the next, measured from the time on each such date that the net asset value of each portfolio is determined.

         Variable Account - The Variable Account, which is a separate account of the Company.

         Variable Annuity - An annuity option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified sub-accounts.

                                     SUMMARY

         The Contract. The contract offered by this Prospectus is a flexible purchase payment individual deferred combination fixed and variable annuity contract. The contract provides for the accumulation of contract values and the payment of annuity benefits on a variable and/or fixed basis. Except as specifically noted herein and as set forth under the caption "FIXED ACCOUNT INVESTMENT OPTIONS" below, this Prospectus describes only the variable portion of the contract.

         Retirement Plans. The contract may be issued pursuant to either non-qualified retirement plans or plans qualifying for special income tax treatment under the Internal Revenue Code, such as individual retirement accounts and annuities, pension and profit-sharing plans for corporations and sole proprietorships/partnerships ("H.R. 10" and "Keogh" plans), tax-sheltered annuities, and state and local government deferred compensation plans. (See "QUALIFIED RETIREMENT PLANS")

         Purchase Payments. A contract may be issued upon the making of an initial purchase payment of as little as $30. A minimum of $300 must be paid during the first contract year. Purchase payments may be made at any time, except that if a purchase payment would cause the contract value to exceed $1,000,000, or the contract value already exceeds $1,000,000, additional purchase payments will be accepted only with the prior approval of the Company. (See "PURCHASE PAYMENTS")

         Investment Options. Purchase payments may be allocated among the nineteen investment options currently available under the contract: sixteen variable account investment options and three fixed account investment options. Due to current administrative capabilities, a contract owner is limited to a maximum of 17 investment options (including all fixed account investment options) during the period prior to the maturity date of the contract. The sixteen variable account investment options are the sixteen sub-accounts of the Variable Account, a separate account established by the Company. The sub-accounts invest in corresponding portfolios of the Trust: the Small/Mid Cap Trust, the International Small Cap Trust, the Global Equity Trust, Pasadena Growth Trust, Equity Trust, Value Equity Trust, Growth and Income Trust, International Growth and Income Trust, Strategic Bond Trust, Global Government Bond Trust, Investment Quality Bond Trust, U.S. Government Securities Trust, Money Market Trust, and three Automatic Asset Allocation Trusts (Aggressive, Moderate and Conservative) (see the accompanying Prospectus of the Trust). The portion of the contract value in the Variable Account and monthly annuity payments, if selected on a variable basis, will reflect the investment performance of the sub-accounts selected. (See "NASL VARIABLE ACCOUNT") Purchase payments may also be allocated to the three fixed account investment options: one, three and six year guaranteed investment accounts. Under the fixed account investment options, the Company guarantees the principal value of purchase payments and the rate of interest credited to the investment account for the term of the guarantee period. The portion of the contract value in the fixed account investment options and monthly annuity payments, if selected on a fixed basis, will reflect such interest and principal guarantees. (See "FIXED ACCOUNT INVESTMENT OPTIONS") Subject to certain regulatory limitations, the Company may elect to add, subtract or substitute investment options.

         Transfers. Prior to the maturity date, amounts may be transferred among the variable account investment options and from the variable account investment options to the fixed account investment options without charge. In addition, amounts may be transferred prior to the maturity date among the fixed account investment options and from the fixed account investment options to the variable account investment options, subject to a one year holding period requirement (with certain exceptions) and a market value charge which may apply to such a transfer. (See "FIXED ACCOUNT INVESTMENT OPTIONS") After the maturity date, transfers are not permitted from variable annuity options to fixed annuity options or from fixed annuity options to variable annuity options. Transfers from any investment account must be at least $300 or, if less, the entire balance in the investment account. If, after the transfer the amount remaining in the Investment Account of the contract from which the transfer is made is less than $100, then the Company will transfer the entire amount instead of the requested amount. The Company may impose certain additional limitations on transfers. (See "TRANSFERS AMONG INVESTMENT OPTIONS" and "TRANSFERS AFTER MATURITY DATE") Transfer privileges may also be used under a special service offered by the Company to dollar cost average an investment in the contract. (See "SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING")

         Withdrawals. Prior to the earlier of the maturity date or the death of the annuitant, the contract owner may withdraw all or a portion of the contract value. The amount withdrawn from any investment account must be at least $300 or, if less, the entire balance of the investment account. If a partial withdrawal plus any applicable withdrawal charge would reduce the contract value to less than $300, the withdrawal request will be treated as a request to withdraw the entire contract value. A withdrawal charge and an administration fee may be imposed. (See "WITHDRAWALS") A withdrawal may be subject to a penalty tax. (See "FEDERAL TAX MATTERS") Withdrawal privileges may also be exercised pursuant to the Company's systematic withdrawal plan service. (See "SPECIAL WITHDRAWAL SERVICES - SYSTEMATIC WITHDRAWAL PLAN")

         Loans. The Company offers a loan privilege to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. Owners of such contracts may obtain loans using the contract as the only security for the loan. The effective cost of a contract loan is 2% per year of the amount borrowed. (See "LOANS")

         Death Benefit Before Maturity Date. Generally, if the annuitant dies before the maturity date, the Company will pay to the beneficiary the minimum death benefit less any debt. During the first six contract years, the minimum death benefit is the greater of (a) the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or (b) the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals. During any subsequent six contract year period, the minimum death benefit will be the greater of (a) the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or (b) the minimum death benefit determined in accordance with these provisions as of the last day of the previous six contract year period plus any purchase payments made and less any amount deducted in connection with partial withdrawals since then. If the annuitant dies after the first of the month following his or her 85th birthday, the minimum death benefit will be the contract value on the date due proof of death, and all required claim forms are received at the Company's Annuity Service Office. In certain other cases, an amount equal to the owner's interest will be distributed when the owner dies before the maturity date. An enhancement to the death benefit described above may be available to your contract. (See "DEATH BENEFIT BEFORE MATURITY DATE" and "ENHANCED DEATH BENEFIT OPTION") If the annuitant dies after the maturity date and annuity payments have been selected based on an annuity option providing for payments for a guaranteed period, the Company will make the remaining guaranteed payments to the beneficiary. (See "DEATH BENEFIT ON OR AFTER MATURITY DATE")

         Annuity Payments. The Company offers a variety of fixed and variable annuity options. Periodic annuity payments will begin on the maturity date. The contract owner selects the maturity date, frequency of payment and annuity option. (See "ANNUITY PROVISIONS")

         Ten Day Review. Within 10 days of receipt of a contract, the contract owner may cancel the contract by returning it to the Company. (See "TEN DAY RIGHT TO REVIEW")

         Charges and Deductions. The following table and Example are designed to assist contract owners in understanding the various costs and expenses that contract owners bear directly and indirectly. The table reflects expenses of the separate account and the underlying portfolio company. In addition to the items listed in the following table, premium taxes may be applicable to certain contracts. The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Prospectus (see "CHARGES AND DEDUCTIONS"). The items listed under "Trust Annual Expenses" are described in detail in the accompanying Trust Prospectus to which reference should be made.

CONTRACT OWNER TRANSACTION EXPENSES

         Deferred sales load (as percentage of purchase payments)

               NUMBER OF COMPLETE YEARS
                 PURCHASE PAYMENT IN            WITHDRAWAL CHARGE
                       CONTRACT                    PERCENTAGE
               --------------------------------------------------
                           0                           6%
                           1                           6%
                           2                           5%
                           3                           4%
                           4                           3%
                           5                           2%
                           6+                          0%

ANNUAL CONTRACT FEE......................................................   $30

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Mortality and expense risk fees.........................................   1.25%
Administration fee  - asset based.......................................   0.15%

Total Separate Account Annual Expenses..................................   1.40%

TRUST ANNUAL EXPENSES
(as a percentage of Trust average net assets)


                                         MANAGEMENT        OTHER         TOTAL TRUST
TRUST PORTFOLIO                             FEES         EXPENSES      ANNUAL EXPENSES
--------------------------------------------------------------------------------------
Small/Mid Cap Trust.................       1.00%          0.25%*           1.250%
International Small Cap Trust.......       1.100%         0.30%*           1.400%
Global Equity.......................       0.900%         0.150%           1.050%
Pasadena Growth.....................       0.975%         0.000%           0.975%
Equity..............................       0.750%         0.050%           0.800%
Value Equity........................       0.800%         0.050%           0.850%
Growth and Income...................       0.750%         0.050%           0.800%
International Growth and Income.....       0.950%         0.520%           1.470%
Strategic Bond......................       0.775%         0.145%           0.920%
Global Government Bond..............       0.800%         0.130%           0.930%
Investment Quality Bond.............       0.650%         0.090%           0.740%
U.S. Government Securities..........       0.650%         0.060%           0.710%
Money Market .......................       0.500%         0.040%           0.540%
Aggressive Asset Allocation.........       0.750%         0.160%           0.910%
Moderate Asset Allocation...........       0.750%         0.090%           0.840%
Conservative Asset Allocation.......       0.750%         0.120%           0.870%



*Based on estimates of payments to be made during the current fiscal year.



EXAMPLE

A contract owner would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if the contract owner surrendered the contract at the end of the applicable time period:


TRUST PORTFOLIO                        1 YEAR     3 YEARS     5 YEARS     10 YEARS
----------------------------------------------------------------------------------
Small/Mid Cap.......................     $83        $133
International Small Cap.............      84         138
Global Equity.......................      81         128        $165         $288
Pasadena Growth.....................      80         126         161          280
Equity..............................      79         121         152          262
Value Equity........................      79         122         155          268
Growth and Income...................      79         121         152          262
International Growth and Income.....      85         140         186          328
Strategic Bond......................      80         124         158          275
Global Government Bond..............      80         124         159          276
Investment Quality Bond.............      78         119         149          256
U.S. Government Securities..........      78         118         148          253
Money Market........................      76         113         139          236
Aggressive Asset Allocation.........      80         124         158          274
Moderate Asset Allocation...........      79         122         154          267
Conservative Asset Allocation.......      79         123         156          270

A contract owner would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if the contract owner annuitized as provided in the contract or did not surrender the contract at the end of the applicable time period:


TRUST PORTFOLIO                        1 YEAR     3 YEARS     5 YEARS    10 YEARS
---------------------------------------------------------------------------------
Small/Mid Cap.......................     $28        $85
International Small Cap.............      29         89
Global Equity.......................      26         79         $135        $288
Pasadena Growth.....................      25         77          131         280
Equity .............................      23         71          122         262
Value Equity........................      24         73          125         268
Growth and Income...................      23         71          122         262
International Growth and Income.....      30         91          156         328
Strategic Bond......................      24         75          128         275
Global Government Bond..............      24         75          129         276
Investment Quality Bond.............      23         70          119         256
U.S. Government Securities..........      22         69          118         253
Money Market........................      21         64          109         236
Aggressive Asset Allocation.........      24         75          128         274
Moderate Asset Allocation...........      24         73          124         267
Conservative Asset Allocation.......      24         74          126         270


         For purposes of presenting the foregoing Example, the Company has made certain assumptions mandated by the Securities and Exchange Commission (the "Commission"). The Company has assumed that, where applicable, the maximum sales load is deducted, that there are no exchanges or other transactions and that the "Other Expenses" line item under "Trust Annual Expenses" will remain the same. Such assumptions, which are mandated by the Commission in an attempt to provide prospective investors with standardized data with which to compare various annuity contracts, do not take into account certain features of the contract and prospective changes in the size of the Trust which may operate to change the expenses borne by contract owners. Consequently, the amounts listed in the Example above should not be considered a representation of past or future expenses and actual expenses borne by contract owners may be greater or lesser than those shown.


         In addition, for purposes of calculating the values in the above Example, the Company has translated the $30 annual administration charge listed under "Annual Contract Fee" to a .086% annual asset charge based on the $35,000 approximate average size of contracts of the series offered hereby issued by the Company in 1995. So translated, such charge would be higher for smaller contracts and lower for larger contracts. See Appendix C for examples of expenses applicable to certain contracts which are no longer being issued. (Ven 3 and Ven 1 contracts).


                                 * * * * * * * *

         The above summary is qualified in its entirety by the detailed information appearing elsewhere in this Prospectus and Statement of Additional Information and the accompanying Prospectus and Statement of Additional Information for the Trust, to which reference should be made. This Prospectus generally describes only the variable aspects of the contract, except where fixed aspects are specifically mentioned.

                        TABLE OF ACCUMULATION UNIT VALUES


                                                  UNIT VALUE
                                                   AT START            UNIT VALUE AT          NUMBER OF UNITS
SUB-ACCOUNT                                        OF YEAR*             END OF YEAR           AT END OF YEAR
-------------------------------------------------------------------------------------------------------------
Global Equity
  1989..............................               10.038462             12.259530               1,599,855
  1990..............................               12.259530             10.827724               3,216,667
  1991..............................               10.827724             12.044260               4,968,734
  1992..............................               12.044260             11.790318               7,560,807
  1993..............................               11.790318             15.450341              18,493,192
  1994..............................               15.450341             15.500933              28,273,754
  1995..............................               15.500933             16.459655              25,947,632
Pasadena Growth
  1992*.............................               10.000000              9.923524               2,614,367
  1993..............................                9.923524              9.413546               8,733,734
  1994..............................                9.413546              8.837480              12,682,151
  1995..............................                8.837480             11.026969              16,013,892
Equity
  1989..............................                9.695125             12.208846               1,443,222
  1990..............................               12.208846             10.618693               1,044,365
  1991..............................               10.618693             12.349952               3,238,479
  1992..............................               12.349952             13.143309              10,082,924
  1993..............................               13.143309             15.075040              18,691,511
  1994..............................               15.075040             14.786831              27,046,973
  1995..............................               14.786831             20.821819              31,264,936
Value Equity
  1993**............................               10.000000             11.175534               5,061,871
  1994..............................               11.175534             11.107620              13,006,071
  1995..............................               11.107620             13.548849              16,254,844
Growth and Income
  1991***...........................               10.874875             10.973500               3,689,377
  1992..............................               10.973500             11.927411               8,573,365
  1993..............................               11.927411             12.893007              16,816,664
  1994..............................               12.893007             13.076664              22,827,949
  1995..............................               13.076640             16.660889              25,312,482
International Growth and Income
  1995****..........................               10.000000             10.554228               4,340,859
Strategic Bond
  1993**............................               10.000000             10.750617               3,628,986
  1994..............................               10.750617              9.965972               6,059,065
  1995..............................                9.965972             11.716972               6,153,987
Global Government Bond
  1989..............................               10.097842             10.404562                 300,163
  1990..............................               10.404562             11.642912                 503,123
  1991..............................               11.642912             13.302966               1,406,253
  1992..............................               13.302966             13.415849               3,990,936
  1993..............................               13.415849             15.741586               9,235,552
  1994..............................               15.741586             14.630721              10,820,359
  1995..............................               14.630721             17.772344               9,377,776
Investment Quality Bond (formerly called
Bond Sub-account)
  1989..............................               10.937890             12.008936               1,924,256
  1990..............................               12.008936             11.517610                 226,591
  1991..............................               11.517610             13.183268               1,133,721

  1992..............................               13.183268             13.936240               2,633,165
  1993..............................               13.936240             15.118716               4,666,274
  1994..............................               15.118716             14.216516               5,662,391
  1995..............................               14.216516             16.751499               5,445,294
U.S. Gov. Securities (formerly called U.S. Gov.
Bond Sub-account)
  1990..............................               10.826483             11.596537                 515,572
  1991..............................               11.596537             13.037076               1,496,429
  1992..............................               13.037076             13.651495               7,034,773
  1993..............................               13.651495             14.49073               11,566,348
  1994..............................               14.490734             14.111357               9,903,906
  1995..............................               14.111357             16.083213               8,402,470
Money Market
  1989..............................               10.865066             11.634481               1,480,696
  1990..............................               11.634481             12.364687               2,465,280
  1991..............................               12.364687             12.890414               3,340,971
  1992..............................               12.890414             13.137257               4,636,753
  1993..............................               13.137257             13.303085               7,413,316
  1994..............................               13.303085             13.623292              12,741,277
  1995..............................               13.623292             14.190910               9,721,732
 Aggressive Asset Allocation
  1989..............................               10.000000              9.824046               7,476,667
  1990..............................                9.824046              8.982210               3,434,253
  1991..............................                8.982210             10.891189               5,038,265
  1992..............................               10.891189             11.623893               6,990,120
  1993..............................               11.623893             12.642493               8,147,578
  1994..............................               12.642493             12.381395               9,915,078
  1995..............................               12.381395             14.990551               9,004,834
Moderate Asset Allocation
  1989..............................               10.000000              9.973206               2,137,590
  1990..............................                9.973206              9.221559              11,521,935
  1991..............................                9.221559             11.023964              15,739,307
  1992 .............................               11.023964             11.772128              21,949,044
  1993..............................               11.772128             12.775798              30,338,231
  1994..............................               12.775798             12.396295              31,579,176
  1995..............................               12.396295             14.752561              28,508,685
Conservative Asset Allocation
  1989..............................               10.000000             10.052759              11,861,277
  1990..............................               10.052759              9.531831               5,005,473
  1991..............................                9.531831             11.166459               6,075,773
  1992..............................               11.166459             11.821212               9,218,954
  1993..............................               11.821212             12.705196              12,271,114
  1994..............................               12.705196             12.298940              11,519,563
  1995..............................               12.298940             14.320582              10,207,673



*        This Sub-account commenced operations on December 11, 1992.
**       This Sub-account commenced operations on February 19, 1993.
***      This Sub-account commenced operations on April 23, 1991.

****     This Sub-account commenced operations on January 9, 1995.

+ See Appendix C for the TABLE OF ACCUMULATION UNIT VALUES for certain contracts which are no longer being issued. (Ven 3 and Ven 1 Contracts).


                    GENERAL INFORMATION ABOUT NORTH AMERICAN
                             SECURITY LIFE INSURANCE
              COMPANY, NASL VARIABLE ACCOUNT AND NASL SERIES TRUST

NORTH AMERICAN SECURITY LIFE INSURANCE COMPANY


         North American Security Life Insurance Company ("the Company") is a stock life insurance company organized under the laws of Delaware in 1979. The Company's principal office is located at 116 Huntington Avenue, Boston, Massachusetts 02116. The ultimate parent of the Company is The Manufacturers Life Insurance Company ("Manulife"), a Canadian mutual life insurance company based in Toronto, Canada. Prior to January 1, 1996, the Company was a wholly owned subsidiary of North American Life Assurance Company ("NAL"), a Canadian mutual life insurance company. On January 1, 1996 NAL and Manulife merged with the combined company retaining the Manulife name.


NASL VARIABLE ACCOUNT

         The Company established the Variable Account on August 24, 1984 as a separate account under Delaware law. The income, gains and losses, whether or not realized, from assets of the Variable Account are, in accordance with the contracts, credited to or charged against the Variable Account without regard to other income, gains or losses of the Company. Nevertheless, all obligations arising under the contracts are general corporate obligations of the Company. Assets of the Variable Account may not be charged with liabilities arising out of any other business of the Company.

         The Variable Account is registered with the Commission under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies. Registration under the 1940 Act does not involve supervision by the Commission of the management or investment policies or practices of the Variable Account.


         There are currently sixteen sub-accounts within the Variable Account: the Small/Mid Cap Sub-Account, the International Small Cap Sub-Account, the Global Equity Sub-Account, the Pasadena Growth Sub-Account, the Equity Sub-Account, the Value Equity Sub-Account, the Growth and Income Sub-Account, the International Growth and Income Sub-Account, the Strategic Bond Sub-Account, the Global Government Bond Sub-Account, the Investment Quality Bond Sub-Account, the U.S. Government Securities Sub-Account, the Money Market Sub-Account and three Automatic Asset Allocation Sub-Accounts (Aggressive, Moderate and Conservative). The Company reserves the right to add other sub-accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account established by the Company or an affiliated company. The Company will not eliminate existing sub-accounts or combine sub-accounts without the prior approval of the appropriate state or federal regulatory authorities. See Appendix C for information on sub-accounts available to certain contracts which are no longer being issued (Ven 1 contracts).


NASL SERIES TRUST


         The assets of each sub-account of the Variable Account are invested in shares of a corresponding portfolio of the Trust: the Small/Mid Cap Trust, the International Small Cap Trust, the Global Equity Trust, the Pasadena Growth Trust, the Equity Trust, the Value Equity Trust, the Growth and Income Trust, the International Growth and Income Trust, the Strategic Bond Trust, the Global Government Bond Trust, the Investment Quality Bond Trust, the U.S. Government Securities Trust, the Money Market Trust, and three Automatic Asset Allocation Trusts (Aggressive, Moderate and Conservative). The Trust is registered under the 1940 Act as an open-end management investment company. Each of the portfolios is diversified for purposes of the 1940 Act, except for the Global Government Bond Trust which is non-diversified so that it may invest more than 5% of its assets in securities issued by a foreign government. The Trust receives investment advisory services from NASL Financial Services, Inc.

         The Trust currently has nine subadvisers. Oechsle International Advisors, L.P. provides investment subadvisory services to the Global Equity and Global Government Bond Trusts. Roger Engemann Management Co, Inc., provides investment subadvisory services to the Pasadena Growth Trust. Fidelity Management Trust Company provides investment subadvisory services to the Equity, Aggressive Asset Allocation, Moderate Asset Allocation and Conservative Asset Allocation Trusts. Goldman Sachs Asset Management provides investment subadvisory services to the Value Equity Trust. Wellington Management Company provides investment subadvisory services to the Growth and Income, Investment Quality Bond and Money Market Trusts. Salomon Brothers Asset Management Inc provides investment subadvisory services to the Strategic Bond and U.S. Government Securities Trusts. J.P. Morgan Investment Management Inc. provides investment subadvisory services to the International Growth and Income Trust. Fred Alger Management, Inc. provides investment subadvisory services to the Small/Mid Cap Trust and Founders Asset Management, Inc. provides investment subadvisory services to the International Small Cap Trust.


The following is a brief description of each portfolio:


         THE SMALL/MID CAP TRUST seeks long term capital appreciation by investing at least 65% of its total assets (except during temporary defensive periods) in small/mid cap equity securities. As used herein small/mid cap equity securities are equity securities of companies that, at the time of purchase, have total market capitalization between $500 million and $5 billion.

         THE INTERNATIONAL SMALL CAP TRUST seeks capital appreciation by investing primarily in securities issued by foreign companies which have total market capitalization or annual revenues of $1 billion or less. These securities may represent companies in both established and emerging economies throughout the world.


         THE GLOBAL EQUITY TRUST seeks long-term capital appreciation, by investing primarily in a globally diversified portfolio of common stocks and securities convertible into or exercisable for common stocks.

         THE PASADENA GROWTH TRUST seeks to achieve long-term growth of capital by emphasizing investments in companies with rapidly growing earnings per share, some of which may be smaller emerging growth companies.

         THE EQUITY TRUST seeks growth of capital, by investing primarily in common stocks of United States issuers and securities convertible into or carrying the right to buy common stocks.

         THE VALUE EQUITY TRUST seeks long-term growth of capital by investing primarily in common stocks and securities convertible into or carrying the right to buy common stocks.

         THE GROWTH AND INCOME TRUST seeks long-term growth of capital and income, consistent with prudent investment risk, by investing primarily in a diversified portfolio of common stocks of United States issuers which the Subadviser believes are of high quality.

         THE INTERNATIONAL GROWTH AND INCOME TRUST seeks long-term growth of capital and income by investing, under normal circumstances, at least 65% of its total assets in equity securities of foreign issuers. The Portfolio may also invest in debt securities of corporate or sovereign issuers rated A or higher by Moody's or S&P or, if unrated, of equivalent credit quality as determined by J.P. Morgan. Under normal circumstances, the Portfolio will be invested approximately 85% in equity securities and 15% in fixed income securities.

         THE STRATEGIC BOND TRUST seeks a high level of total return consistent with preservation of capital by giving its Subadviser broad discretion to deploy the portfolio's assets among certain segments of the fixed-income market as the Subadviser believes will best contribute to achievement of the portfolio's investment objective.

         THE GLOBAL GOVERNMENT BOND TRUST seeks a high level of total return by placing primary emphasis on high current income and the preservation of capital, by investing primarily in a global portfolio of high-quality, fixed-income securities of foreign and United States governmental entities and supranational issuers.

         THE INVESTMENT QUALITY BOND TRUST seeks a high level of current income consistent with the maintenance of principal and liquidity, by investing primarily in a diversified portfolio of investment grade corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The portfolio may also invest up to 20% of its assets in non-investment grade fixed income securities.

         THE U.S. GOVERNMENT SECURITIES TRUST seeks a high level of current income consistent with preservation of capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.


         THE MONEY MARKET TRUST seeks maximum current income consistent with preservation of principal and liquidity, by investing in high quality money market instruments with maturities of 397 days or less issued primarily by United States entities.

         THE AUTOMATIC ASSET ALLOCATION TRUSTS seek the highest potential total return consistent with a specified level of risk tolerance -- conservative, moderate or aggressive -- by investing primarily in the kinds of securities in which the Equity, Investment Quality Bond, U.S. Government Securities and Money Market Trusts may invest.

         * THE AGGRESSIVE ASSET ALLOCATION TRUST seeks the highest total return consistent with an aggressive level of risk tolerance. This Trust attempts to limit the decline in portfolio value in very adverse market conditions to 15% over any twelve month period.

         * THE MODERATE ASSET ALLOCATION TRUST seeks the highest total return consistent with a moderate level of risk tolerance. This Trust attempts to limit the decline in portfolio value in very adverse market conditions to 10% over any twelve month period.

         * THE CONSERVATIVE ASSET ALLOCATION TRUST seeks the highest total return consistent with a conservative level of risk tolerance. This Trust attempts to limit the decline in portfolio value in very adverse market conditions to 5% over any twelve month period.

         In pursuing the Strategic Bond and Investment Quality Bond Trusts' investment objective, each portfolio expects to invest a portion of its assets in high yield securities, commonly known as "junk bonds" which also present a high degree of risk. The risk of these securities include price volatility and risk of default in the payment of interest and principal. See "Risk Factors Relating to High Yield Securities" contained in the NASL Series Trust prospectus before investing in either Trust.


         In pursuing the International Small Cap, Global Equity, Strategic Bond, International Growth and Income and Global Government Bond Trusts' investment objective, each portfolio may invest up to 100% of its assets in foreign securities which may present additional risks. See " Foreign Securities" in the NASL Series Trust prospectus before investing in any of these Trusts.


         If the shares of a Trust portfolio are no longer available for investment or in the Company's judgment investment in a Trust portfolio becomes inappropriate in view of the purposes of the Variable Account, the Company may eliminate the shares of a portfolio and substitute shares of another portfolio of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, no such substitution will be made without notice to the contract owner and prior approval of the Commission to the extent required by the 1940 Act.


         The Company will vote shares of the Trust portfolios held in the Variable Account at meetings of shareholders of the Trust in accordance with voting instructions received from the persons having the voting interest under the contracts. The number of portfolio shares for which voting instructions may be given will be determined by the Company in the manner described below, not more than 90 days prior to the meeting of the Trust. Trust proxy material will be distributed to each person having the voting interest under the contract together with appropriate forms for giving voting instructions. Portfolio shares held in the Variable Account that are attributable to contract owners and as to which no timely instructions are received and portfolio shares held in the Variable Account that are beneficially owned by the Company will be voted by the Company in proportion to the instructions received.


         Prior to the maturity date, the person having the voting interest under a contract is the contract owner and the number of votes as to each portfolio for which voting instructions may be given is determined by dividing the value of the investment account corresponding to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio. After the maturity date, the person having the voting interest under a contract is the annuitant and the number of votes as to each portfolio for which voting instructions may be given is determined by dividing the reserve for the contract allocated to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio. Generally, the number of votes tends to decrease as annuity payments progress since the amount of reserves attributable to a contract will usually decrease after commencement of annuity payments. The Company reserves the right to make any changes in the voting rights described above that may be permitted by the federal securities laws or regulations or interpretations of these laws or regulations.

         A full description of the Trust, including the investment objectives, policies and restrictions of each of the portfolios is contained in the Prospectus for the Trust which accompanies this Prospectus and should be read by a prospective purchaser before investing.

                           DESCRIPTION OF THE CONTRACT

ACCUMULATION PROVISIONS

PURCHASE PAYMENTS

         Purchase payments are paid to the Company at its Annuity Service Office. The minimum purchase payment is $30; however, at least $300 must be paid during the first contract year. Purchase payments may be made at any time. The Company may provide by separate agreement for purchase payments to be automatically withdrawn from a contract owner's bank account on a periodic basis. If a purchase payment would cause the contract value to exceed $1,000,000 or the contract value already exceeds $1,000,000, additional purchase payments will be accepted only with the prior approval of the Company.

         The Company may, at its option, cancel a contract at the end of any two consecutive contract years in which no purchase payments have been made, if both
(i) the total purchase payments made over the life of the contract, less any withdrawals, are less than $2,000; and (ii) the contract value at the end of such two year period is less than $2,000. Upon cancellation the Company will pay the contract owner the contract value computed as of the valuation period during which the cancellation occurs less any debt and less the annual $30 administration fee. The amounts paid will be treated as withdrawals for federal tax purposes and, thus, may be subject to income tax and to a 10% penalty tax. (See "FEDERAL TAX MATTERS".)

         Purchase payments are allocated among the investment options in accordance with the percentages designated by the contract owner in the application. In addition, contract owners have the option to participate in the Guarantee Plus Program administered by the Company. Under the Guarantee Plus Program the initial purchase payment is split between the fixed and variable investment options. A percentage of the initial purchase payment is allocated to the chosen fixed account, such that, at the end of the guaranteed period the fixed account will have grown to an amount at least equal to the total initial purchase payment. The percentage depends upon the current interest rate of the fixed investment option. The balance of the initial purchase payment is allocated among the variable investment options as indicated on the contract application. Contract owners may elect to participate in the Guarantee Plus Program on the contract application and may obtain full information concerning the program and its restrictions from their securities dealers or the Annuity Service Office. The contract owner may change the allocation of subsequent purchase payments at any time upon written notice to the Company or by telephone in accordance with the Company's telephone transfer procedures.

         See Appendix C for information on purchase payments applicable to certain contracts which are no longer being issued (Ven 3 and Ven 1 contracts).

ACCUMULATION UNITS

         The Company will establish an investment account for the contract owner for each variable account investment option to which such contract owner allocates purchase payments. Purchase payments are credited to such investment accounts in the form of accumulation units. The following discussion of accumulation units, the value of accumulation units and the net investment factor formula pertains only to the accumulations in the variable account investment options. The parallel discussion regarding accumulations in the fixed account investment options appears elsewhere in this Prospectus. (See "FIXED ACCOUNT INVESTMENT OPTIONS")

         The number of accumulation units to be credited to each investment account is determined by dividing the net purchase payment allocated to that investment account by the value of an accumulation unit for that investment account for the valuation period during which the purchase payment is received at the Company's Annuity Service Office complete with all necessary information or, in the case of the first purchase payment, pursuant to the procedures described below.

         Initial purchase payments received by mail will usually be credited in the valuation period during which received at the Annuity Service Office, and in any event not later than two business days after receipt of a properly completed application and all information necessary for processing of the application. The applicant will be informed of any deficiencies in an application if it cannot be processed and the purchase payment credited within two business days after receipt. If the deficiencies are not remedied within five business days, the purchase payment will be returned promptly to the applicant, unless the applicant specifically consents to the Company's retaining the purchase payment until all necessary information is received. Initial purchase payments received by wire transfer from broker-dealers will be credited in the valuation period during which received where such broker-dealers have made special arrangements with the Company for the collection and forwarding of contract applications.

VALUE OF ACCUMULATION UNITS

         The value of accumulation units will vary from one valuation period to the next depending upon the investment results of the particular sub-accounts to which purchase payments are allocated. The value of an accumulation unit for each sub-account was arbitrarily set at $10 for the first valuation period. The value of an accumulation unit for any subsequent valuation period is determined by multiplying the value of an accumulation unit for the immediately preceding valuation period by the net investment factor for such sub-account (described below) for the valuation period for which the value is being determined.

NET INVESTMENT FACTOR

         The net investment factor is an index used to measure the investment performance of a sub-account from one valuation period to the next. The net investment factor for each sub-account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

Where (a) is:

         (1) the net asset value per share of a portfolio share held in the sub-account determined at the end of the current valuation period, plus

         (2) the per share amount of any dividend or capital gain distributions made by the portfolio on shares held in the sub-account if the "ex-dividend" date occurs during the current valuation period.

Where (b) is:

         the net asset value per share of a portfolio share held in the sub-account determined as of the end of the immediately preceding valuation period.

Where (c) is:

         a factor representing the charges deducted from the sub-account on a daily basis for administrative expenses and mortality and expense risks. Such factor is equal on an annual basis to 1.40%: (0.15% for administrative expenses and 1.25% for mortality and expense risks).

         The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same.

TRANSFERS AMONG INVESTMENT OPTIONS

         Before the maturity date the contract owner may transfer amounts among the variable account investment options and from such investment options to the fixed account investment options at any time and without charge upon written notice to the Company or by telephone if the contract owner authorizes the Company in writing to accept telephone transfer requests. Accumulation units will be canceled from the investment account from which amounts are transferred and credited to the investment account to which amounts are transferred. The Company will effect such transfers so that the contract value on the date of the transfer will not be affected by the transfer. The contract owner must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then the Company will transfer the entire amount instead of the requested amount. The Company reserves the right to limit, upon notice, the maximum number of transfers a contract owner may make to one per month or six at any time within a contract year. In addition, the Company reserves the right to defer the transfer privilege at any time that the Company is unable to purchase or redeem shares of the Trust portfolios. The Company also reserves the right to modify or terminate the transfer privilege at any time in accordance with applicable law. See Appendix C for information on Transfers Among Investment Options applicable to certain contracts no longer being issued (Ven 3 and Ven 1 contracts).

MAXIMUM NUMBER OF INVESTMENT OPTIONS

         Due to current administrative capabilities, a contract owner is limited to a maximum of 17 investment options (including all fixed account investment options) during the period prior to the maturity date of the contract (the "Contract Period"). In calculating this limit for each contract owner, investment options to which the contract owner has allocated purchase payments at any time during the Contract Period will be counted toward the 17 maximum even if the Contract Owner no longer has contract value allocated to these investment options.


TELEPHONE TRANSACTIONS

         Contract owners are permitted to request transfers/redemptions by telephone. The Company will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine. To be permitted to request a transfer/redemption by telephone, a contract owner must elect the option on the Application. (If a contract owner does not initially elect an option in the Application form, they may request authorization by executing an appropriate authorization form provided by the Company upon request.) The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may only be liable for any losses due to unauthorized or fraudulent instructions where it fails to employ its procedures properly. Such procedures include the following. Upon telephoning a request, contract owners will be asked to provide their account number, and if not available, their social security number. For the contract owner's and Company's protection, all conversations with contract owners will be tape recorded. All telephone transactions will be followed by a confirmation statement of the transaction.

SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING

         The Company administers a Dollar Cost Averaging ("DCA") program which enables a contract owner to pre-authorize a periodic exercise of the contractual transfer rights described above. Contract owners entering into a DCA agreement instruct the Company to transfer monthly a predetermined dollar amount from any sub-account or the one year fixed account investment option to other sub-accounts until the amount in the sub-account from which the transfer is made or one year fixed account investment option is exhausted. The DCA program is generally suitable for contract owners making a substantial deposit to the contract and who desire to control the risk of investing at the top of a market cycle. The DCA program allows such investments to be made in equal installments over time in an effort to reduce such risk. Contract owners interested in the DCA program may elect to participate in the program on the contract application or by separate application. Contract owners may obtain a separate application and full information concerning the program and its restrictions from their securities dealer or the Annuity Service Office. See Appendix C for information on the DCA program applicable to certain contracts no longer being issued (Ven 3 and Ven 1 contracts).

ASSET REBALANCING PROGRAM

         The Company administers an Asset Rebalancing Program which enables a contract owner to indicate to the Company the percentage levels he or she would like to maintain in particular portfolios. On the last business day of every calendar quarter, the contract owner's contract value will be automatically rebalanced to maintain the indicated percentages by transfers among the portfolios. (Fixed Account Investment Options are not eligible for participation in the Asset Rebalancing Program.) The entire value of the variable investment accounts must be included in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, contract owners should monitor their use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. Contract owners interested in the Asset Rebalancing Program may obtain a separate application and full information concerning the program and its restrictions from their securities dealer or the Annuity Service Office.

WITHDRAWALS

         Prior to the earlier of the maturity date or the death of the annuitant, the contract owner may withdraw all or a portion of the contract value upon written request, complete with all necessary information to the Company's Annuity Service Office. For certain qualified contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Internal Revenue Code and regulations promulgated by the Treasury Department. In the case of a total withdrawal, the Company will pay the contract value as of the date of receipt of the request at its Annuity Service Office, less the annual $30 administration fee, any debt and any applicable withdrawal charge, and the contract will be canceled. In the case of a partial withdrawal, the Company will pay the amount requested and cancel that number of accumulation units credited to each investment account necessary to equal the amount withdrawn from each investment account plus any applicable withdrawal charge deducted from such investment account. (See "CHARGES AND DEDUCTIONS")

         When making a partial withdrawal, the contract owner should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option less any applicable withdrawal charge. If the contract owner does not specify the investment options from which a partial withdrawal is to be taken, a partial withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options. If the partial withdrawal is less than the total value in the variable account investment options, the withdrawal will be taken pro rata from the variable account investment options: taking from each such variable account investment option an amount which bears the same relationship to the total amount withdrawn as the value of such variable account investment option bears to the total value of all the contract owner's investments in variable account investment options.

         For the rules governing the order and manner of withdrawals from the fixed account investment options, see "FIXED ACCOUNT INVESTMENT OPTIONS."

         There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the investment option is less than $100, the Company will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal plus any applicable withdrawal charge would reduce the contract value to less than $300, the Company will treat the partial withdrawal as a total withdrawal of the contract value.

         The amount of any withdrawal from the variable account investment options will be paid promptly, and in any event within seven days of receipt of the request, complete with all necessary information at the Company's Annuity Service Office, except that the Company reserves the right to defer the right of withdrawal or postpone payments for any period when: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings), (2) trading on the New York Stock Exchange is restricted, (3) an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or (4) the Commission, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the Commission shall govern as to whether the conditions described in (2) and (3) exist.

         Withdrawals from the contract may be subject to income tax and a 10% penalty tax. Withdrawals are permitted from contracts issued in connection with
Section 403(b) qualified plans only under limited circumstances. (See "FEDERAL TAX MATTERS".)

         Telephone Redemptions. The contract owner may request the option to withdraw a portion of the contract value by telephone by completing the application described under "Telephone Transactions" above. The Company reserves the right to impose maximum withdrawal amounts and procedural requirements regarding this privilege. For additional information on Telephone Redemptions see "Telephone Transactions" above.

SPECIAL WITHDRAWAL SERVICES - SYSTEMATIC WITHDRAWAL PLAN

         The Company administers a Systematic Withdrawal Plan ("SWP") which enables a contract owner to pre-authorize a periodic exercise of the contractual withdrawal rights described above. Contract owners entering into a SWP agreement instruct the Company to withdraw a level dollar amount from specified investment options on a periodic basis. The total of SWP withdrawals in a contract year is limited to not more than 10% of the purchase payments made to ensure that no withdrawal or market value charge will ever apply to a SWP withdrawal. If an additional withdrawal is made from a contract participating in SWP, the SWP will terminate automatically and may be reinstated only on or after the next contract anniversary pursuant to a new application. SWP is not available to contracts participating in the dollar cost averaging program or for which purchase payments are being automatically deducted from a bank account on a periodic basis. SWP withdrawals will be free of withdrawal and market value charges. SWP withdrawals may, however, be subject to income tax and a 10% penalty tax. (See "FEDERAL TAX MATTERS".) Contract owners interested in SWP may elect to participate in this program on the contract application or by separate application. Contract owners may obtain a separate application and full information concerning the program and its restrictions from their securities dealer or the Annuity Service Office.

LOANS

         The Company offers a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. Owners of such contracts may obtain loans using the contract as the only security for the loan. Loans are subject to provisions of the Code and to applicable retirement program rules (collectively, "loan rules"). Tax advisers and retirement plan fiduciaries should be consulted prior to exercising loan privileges.

         Under the terms of the contract, the maximum loan value is equal to 80% of the contract value, although loan rules may serve to reduce such maximum loan value in some cases. The amount available for a loan at any given time is the loan value less any outstanding debt. Debt equals the amount of any loans plus accrued interest. Loans will be made only upon written request from the owner. The Company will make loans within seven days of receiving a properly completed loan application (applications are available from the Annuity Service Office), subject to postponement under the same circumstances that payment of withdrawals may be postponed. (See "WITHDRAWALS")

         When an owner requests a loan, the Company will reduce the owner's investment in the investment accounts and transfer the amount of the loan to the loan account, a part of the Company's general account. The owner may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the investment accounts in accordance with the rules for making partial withdrawals. (See "WITHDRAWALS.") The contract provides that owners may repay contract debt at any time. Under applicable loan rules, loans generally must be repaid within five years, repayments must be made at least quarterly and repayments must be made in substantially equal amounts. When a loan is repaid, the amount of the repayment will be transferred from the loan account to the investment accounts. The owner may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as the owner's most recent purchase payment. On each contract anniversary, the Company will transfer from the investment accounts to the loan account the amount by which the debt on the contract exceeds the balance in the loan account.

         The Company charges interest of 6% per year on contract loans. Loan interest is payable in arrears and, unless paid in cash, the accrued loan interest is added to the amount of the debt and bears interest at 6% as well. The Company credits interest with respect to amounts held in the loan account at a rate of 4% per year. Consequently, the net cost of loans under the contract is 2%. If on any date debt under a contract exceeds the contract value, the contract will be in default. In such case the owner will receive a notice indicating the payment needed to bring the contract out of default and will have a thirty-one day grace period within which to pay the default amount. If the required payment is not made within the grace period, the contract may be foreclosed (terminated without value).

         The amount of any debt will be deducted from the minimum death benefit. (See "DEATH BENEFIT BEFORE THE MATURITY DATE") In addition, debt, whether or not repaid, will have a permanent effect on the contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer debt is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on amounts held in the loan account while the debt is outstanding, the contract value will not increase as rapidly as it would have if no debt were outstanding. If investment results are below that rate, the contract value will be higher than it would have been had no debt been outstanding.

         See Appendix C for information on Loans applicable to certain contracts no longer being issued (Ven 3 and Ven 1 contracts).

DEATH BENEFIT BEFORE MATURITY DATE

         The following discussion applies principally to contracts that are not issued in connection with qualified plans, i.e., a "non-qualified contract." The requirements of the tax law applicable to qualified plans, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, a prospective purchaser of the contract to be used in connection with a qualified plan should seek competent legal and tax advice regarding the suitability of the contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a contract used in the plan. In particular, a prospective purchaser who intends to use the contract in connection with a qualified plan should consider that the contract provides a minimum death benefit (described below) that could be characterized as an incidental death benefit. There are limits on the amount of incidental benefits that may be provided under certain qualified plans and the provision of such benefits may result in currently taxable income to plan participants. (See "FEDERAL TAX MATTERS".)

         Death of Annuitant who is not the Contract Owner. The Company will pay the minimum death benefit, less any debt, to the beneficiary if the contract owner is not the annuitant and the annuitant dies before the contract owner and before the maturity date. If there is more than one such annuitant, the minimum death benefit will be paid on the death of the last surviving co-annuitant. The minimum death benefit will be paid either as a lump sum or in accordance with any of the annuity options available under the contract. An election to receive the death benefit under an annuity option must be made within 60 days after the date on which the death benefit first becomes payable. (See "ANNUITY OPTIONS") Rather than receiving the minimum death benefit, the beneficiary may elect to continue the contract as the new contract owner. (In general, a beneficiary who makes such an election will nonetheless be treated for federal income tax purposes as if he had received the minimum death benefit.)

         Death of Annuitant who is the Contract Owner. The Company will pay the minimum death benefit, less any debt, to the beneficiary if the contract owner is the annuitant, dies before the maturity date and is not survived by a co-annuitant. If the contract is a non-qualified contract, the contract owner is the annuitant and the contract owner dies before the maturity date survived by a co-annuitant, the Company, instead of paying the minimum death benefit to the beneficiary, will pay to the successor owner an amount equal to the amount payable on total withdrawal without reduction for any withdrawal charge. (See "WITHDRAWALS") If the contract is a non-qualified contract, distribution of the minimum death benefit to the beneficiary (or of the amount payable to the successor owner) must be made within five years after the owner's death. If the beneficiary or successor owner, as appropriate, is an individual, in lieu of distribution within five years of the owner's death, distribution may be made as an annuity which begins within one year of the owner's death and is payable over the life of the beneficiary (or the successor owner) or over a period not in excess of the life expectancy of the beneficiary (or the successor owner). If the owner's spouse is the beneficiary (or the successor owner, as appropriate) that spouse may elect to continue the contract as the new owner in lieu of receiving the distribution. In such a case, the distribution rules applicable when a contract owner dies generally will apply when that spouse, as the owner, dies.

         Death of Owner who is not the Annuitant. If the owner is not the annuitant and dies before the maturity date and before the annuitant, the successor owner will become the owner of the contract. If the contract is a non-qualified contract, an amount equal to the amount payable on total withdrawal, without reduction for any withdrawal charge, will be paid to the successor owner. (See "WITHDRAWALS") Distribution of that amount to the successor owner must be made within five years of the owner's death. If the successor owner is an individual, in lieu of distribution within five years of the owner's death, distribution may be made as an annuity which begins within one year of the owner's death and is payable over the life of the successor owner (or over a period not greater than the successor owner's life expectancy). If the owner's spouse is the successor owner, that spouse may elect to continue the contract as the new contract owner in lieu of receiving the distribution. In such a case, the distribution rules applicable when a contract owner dies generally will apply when that spouse, as the owner, dies. If there is more than one owner, distribution will occur upon the death of any owner. If both owners are individuals, distribution will be made to the remaining owner rather than to the successor owner.

         Entity as Owner. In the case of a non-qualified contract which is not owned by an individual (for example, a non-qualified contract owned by a corporation or a trust), the special rules stated in this paragraph apply. For purposes of distributions of death benefits before the maturity date, any annuitant will be treated as the owner of the contract, and a change in the annuitant or any co-annuitant shall be treated as the death of the owner. In the case of distributions which result from a change in an annuitant when the annuitant does not actually die, the amount distributed will be reduced by charges which would otherwise apply upon withdrawal. (See "WITHDRAWALS")

         If the contract is a non-qualified contract and there is both an individual and a non-individual contract owner, death benefits must be paid as provided in the contract upon the death of any annuitant, a change in any annuitant, or the death of any individual contract owner, whichever occurs earlier.

         The minimum death benefit during the first six contract years will be equal to the greater of: (a) the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or (b) the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals. During any subsequent six contract year period, the minimum death benefit will be the greater of: (a) the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or (b) the minimum death benefit on the last day of the previous six contract year period plus any purchase payments made and less any amount deducted in connection with partial withdrawals since then. If the annuitant dies after the first of the month following his or her 85th birthday, the minimum death benefit will be the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office.

         An Enhanced Death Benefit became available in Florida, Maryland and Washington to contracts issued August 15, 1994 or later, in Idaho, New Jersey and Oregon to contracts issued October 3, 1994 or later and in California to contracts issued January 3, 1995 or later.

         This Enhanced Death Benefit provides for a minimum death benefit as described above, except that the death benefit is "stepped up" each contract year instead of the six contract year period. In addition, if the annuitant dies after the first of the month following his or her 85th birthday, the minimum death benefit is the greater of the contract value or the excess of the sum of all purchase payments less the sum of any amounts deducted in connection with partial withdrawals.

         Contracts issued prior to the date the Enhanced Death Benefit first became available in that state may obtain this Enhanced Death Benefit through the "Enhanced Death Benefit Option" program described below under "Enhanced Death Benefit Option." Contracts with a contract date prior to the date the Enhanced Death Benefit first became available in that state may also be exchanged for a new contract which provides for an alternative enhanced death benefit. See "Exchange Offer" below.

         Death benefits will be paid within seven days of receipt of due proof of death and all required claim forms at the Company's Annuity Service Office, subject to postponement under the same circumstances that payment of withdrawals may be postponed. (See "WITHDRAWALS")

         See Appendix C for information on the death benefit applicable to certain contracts which are no longer being issued (Ven 3 and Ven 1 contracts).

ANNUITY PROVISIONS

GENERAL

         The proceeds of the contract payable on death, withdrawal or the contract maturity date may be applied to the annuity options described below, subject to the distribution of death benefit provisions. (See "DEATH BENEFIT BEFORE MATURITY DATE")

         Generally, annuity benefits under the contract will begin on the maturity date. The maturity date is the date specified on the contract specifications page, unless changed. If no date is specified, the maturity date is the maximum maturity date described below. The maturity date is the later of the first day of the month following the 85th birthday of the annuitant or the sixth contract anniversary. The contract owner may specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date must be the first day of a month no later than the first day of the month following the 85th birthday of the annuitant. Distributions from qualified contracts may be required before the maturity date. The Company may at its discretion permit an extension of the maturity date. Maturity dates which occur at advanced ages, e.g., past age 85, may in some circumstances have adverse income tax consequences. See "FEDERAL TAX MATTERS."

         The contract owner may select the frequency of annuity payments. However, if the contract value at the maturity date is such that a monthly payment would be less than $20, the Company may pay the contract value, less any debt, in one lump sum to the annuitant on the maturity date.

ANNUITY OPTIONS

         Annuity benefits are available under the contract on a fixed or variable basis, or any combination of fixed and variable bases. Upon purchase of the contract, and on or before the maturity date, the contract owner may select one or more of the annuity options described below on a fixed and/or variable basis (except Option 5 which is available on a fixed basis only) or choose an alternate form of settlement acceptable to the Company. If an annuity option is not selected, the Company will provide as a default option fixed annuity payments for a period certain of 10 years and continuing thereafter during the lifetime of the annuitant. In cases where the Company provides the default option, the annuitant will have 90 days from the date of the first payment to elect to have all or a portion of the future payments made on a variable basis. Treasury Department regulations may preclude the availability of certain annuity options in connection with certain qualified contracts.

The following annuity options are guaranteed in the contract.

Option 1(a):      Non-Refund Life Annuity - An annuity with payments
                  during the lifetime of the annuitant. No payments are due after the death of the annuitant. Since there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due.

Option 1(b):      Life Annuity with Payments Guaranteed for 10 Years - An
                  annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Since payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

Option 2(a):      Joint & Survivor Non-Refund Life Annuity - An annuity
                  with payments during the lifetimes of the annuitant and a designated co-annuitant. No payments are due after the death of the last survivor of the annuitant and co-annuitant. Since there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

Option 2(b):      Joint & Survivor Life Annuity with Payments Guaranteed
                  for 10 Years - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the annuitant and a designated co-annuitant. Since payments are guaranteed for 10 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

         In addition to the foregoing annuity options which the Company is contractually obligated to offer at all times, the Company currently offers the following annuity options. The Company may cease offering the following annuity options at any time and may offer other annuity options in the future.

Option 3:         Life annuity with Payments Guaranteed for 5, 15 or 20 Years
                  - An Annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the annuitant. Since payments are guaranteed for the specific number of years, annuity payments will be made to the end of the last year of the 5, 15 or 20 year period.

Option 4:         Joint & Two-Thirds Survivor Non-Refund Life Annuity - An
                  annuity with full payments during the joint lifetime of the annuitant and a designated co-annuitant and two-thirds payments during the lifetime of the survivor. Since there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

Option 5:         Period Certain Only Annuity for 5, 10, 15 or 20 years - An annuity with payments for a 5, 10, 15 or 20 year period and no payments thereafter.

 DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

         The first variable annuity payment is determined by applying that portion of the contract value used to purchase a variable annuity, measured as of a date not more than ten business days prior to the maturity date (minus any applicable premium taxes), to the annuity tables contained in the contract. The rates contained in such tables depend upon the annuitant's age, sex and annuity option selected, except for contracts issued in certain states or in connection with certain employer sponsored plans where sex-based tables may not be used. Under such tables, the longer the life expectancy of the annuitant under any life annuity option or the duration of any period for which payments are guaranteed under the option, the smaller will be the amount of the first monthly variable annuity payment. The tables are based on the 1983-a Individual Annuitant Mortality Table projected at Scale G, and reflect an assumed interest rate of 4% per year.

ANNUITY UNITS AND THE DETERMINATION OF SUBSEQUENT VARIABLE ANNUITY PAYMENTS

         Variable annuity payments subsequent to the first will be based on the investment performance of the sub-accounts selected. The amount of such subsequent payments is determined by dividing the amount of the first annuity payment from each sub-account by the annuity unit value of such sub-account (as of the same date the contract value to effect the annuity was determined) to establish the number of annuity units which will thereafter be used to determine payments. This number of annuity units for each sub-account is then multiplied by the appropriate annuity unit value as of a uniformly applied date not more than ten business days before the annuity payment is due, and the resulting amounts for each sub-account are then totaled to arrive at the amount of the payment to be made. The number of annuity units remains constant during the annuity payment period. A pro-rata portion of the administration fee will be deducted from each annuity payment.

         The value of an annuity unit for each sub-account for any valuation period is determined by multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for that sub-account (see "NET INVESTMENT FACTOR") for the valuation period for which the annuity unit value is being calculated and by a factor to neutralize the assumed interest rate.

         A 4% assumed interest rate is built into the annuity tables in the contract used to determine the first variable annuity payment. A higher assumption would mean a larger first annuity payment, but more slowly rising subsequent payments when actual investment performance exceeds the assumed rate, and more rapidly falling subsequent payments when actual investment performance is less than the assumed rate. A lower assumption would have the opposite effect. If the actual net investment performance is 4% annually, annuity payments will be level.

TRANSFERS AFTER MATURITY DATE

         Once variable annuity payments have begun, the contract owner may transfer all or part of the investment upon which such payments are based from one sub-account to another. Transfers will be made upon notice to the Company at least 30 days before the due date of the first annuity payment to which the change will apply. Transfers after the maturity date will be made by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units. The Company reserves the right to limit, upon notice, the maximum number of transfers a contract owner may make per contract year to four. Once annuity payments have commenced, no transfers may be made from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option. In addition, the Company reserves the right to defer the transfer privilege at any time that the Company is unable to purchase or redeem shares of the Trust portfolios. The Company also reserves the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

DEATH BENEFIT ON OR AFTER MATURITY DATE

         If annuity payments have been selected based on an Annuity Option providing for payments for a guaranteed period, and the Annuitant dies on or after the Maturity Date, the Company will make the remaining guaranteed payments to the Beneficiary. Any remaining payments will be made as rapidly as under the method of distribution being used as of the date of the Annuitant's death. If no Beneficiary is living, the Company will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the Annuitant and the Beneficiary.

OTHER CONTRACT PROVISIONS

TEN DAY RIGHT TO REVIEW

         The contract owner may cancel the contract by returning it to the Company's Annuity Service Office or agent at any time within 10 days after receipt of the contract. Within 7 days of receipt of the contract by the Company, the Company will pay the contract value, less any debt, computed at the end of the valuation period during which the contract is received by the Company, to the contract owner.

         No withdrawal charge is imposed upon return of the contract within the ten day right to review period. The ten day right to review may vary in certain states in order to comply with the requirements of insurance laws and regulations in such states. When the contract is issued as an individual retirement annuity under Internal Revenue Code Section 408, during the first 7 days of the 10 day period, the Company will return all purchase payments if this is greater than the amount otherwise payable.

OWNERSHIP

         The contract owner is the person entitled to exercise all rights under the contract. Prior to the maturity date, the contract owner is the person designated in the application or as subsequently named. On and after the maturity date, the annuitant is the contract owner and after the death of the annuitant, the beneficiary is the contract owner.

         In the case of non-qualified contracts, ownership of the contract may be changed or the contract collaterally assigned at any time during the lifetime of the annuitant prior to the maturity date, subject to the rights of any irrevocable beneficiary. Assigning a contract, or changing the ownership of a contract, may be treated as a distribution of the contract value for Federal tax purposes. (See "FEDERAL TAX MATTERS".) Any change of ownership or assignment must be made in writing. Any change must be approved by the Company. Any assignment and any change, if approved, will be effective as of the date on which written. The Company assumes no liability for any payments made or actions taken before a change is approved or assignment is accepted or responsibility for the validity or sufficiency of any assignment.

         In the case of qualified contracts, ownership of the contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Internal Revenue Code. Subject to the foregoing, a qualified contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company.

BENEFICIARY

         The beneficiary is the person, persons or entity designated in the application or as subsequently named. The beneficiary may be changed during the lifetime of the annuitant subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by the Company and if approved, will be effective as of the date on which written. The Company assumes no liability for any payments made or actions taken before the change is approved. Prior to the maturity date, if no beneficiary survives the annuitant, the contract owner or the contract owner's estate will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. In the case of certain qualified contracts, regulations promulgated by the Treasury Department prescribe certain limitations on the designation of a beneficiary.

MODIFICATION

         The contract may not be modified by the Company without the consent of the contract owner, except as may be required to make it conform to any law or regulation or ruling issued by a governmental agency or to improve the rights and/or benefits under the contract.

COMPANY APPROVAL

         The Company reserves the right to accept or reject any contract application at its sole discretion.


MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL

         The Company may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the annuitant has been misstated, the benefits will be those that would have been provided for the annuitant's correct age and sex. If the Company has made incorrect annuity payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity payments.


FIXED ACCOUNT INVESTMENT OPTIONS

         Due to certain exemptive and exclusionary provisions, interests in the fixed account investment options are not registered under the Securities Act of 1933 ("1933 Act") and the Company's general account is not registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). Accordingly, neither interests in the fixed account investment options nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act and the staff of the Commission has not reviewed the disclosures in this Prospectus relating thereto. Disclosures relating to interests in the fixed account investment options and the general account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.


         Pursuant to a Guarantee Agreement dated November 7, 1993 (originally entered into by NAL and assumed by Manulife in the merger), Manulife, the ultimate parent of the Company, unconditionally guarantees to the Company on behalf of and for the benefit of the Company and owners of fixed annuity contracts issued by the Company that it will, on demand, make funds available to the Company for the timely payment of contractual claims under fixed annuity contracts. This Guarantee covers the fixed portion of the contracts described by this Prospectus. This Guarantee may be terminated by Manulife on notice to the Company. Termination will not affect Manulife's continuing liability with respect to all fixed annuity contracts issued prior to the termination of the Guarantee.

         Effective June 30, 1995, the Company entered into a Reinsurance Agreement with Peoples Security Life Insurance Company ("Peoples") pursuant to which Peoples reinsures certain amounts with respect to the fixed account portion of the contract described in this Prospectus. Under this Reinsurance Agreement, the Company remains liable for the contractual obligations of the contracts' fixed account and Peoples agrees to reimburse the Company for certain amounts and obligations in connection with the fixed account. Peoples contractual liability runs solely to the Company, and no contract owner shall have any right of action against Peoples. Peoples is a wholly-owned subsidiary of Louisville, Kentucky based Providian

Corporation, a diversified financial services corporation. Peoples is rated A+ (Superior) by A.M. Best for operation performance and financial stability and AAA by Standard & Poor's Corporation for claims paying ability.


         Investment Options. There are three fixed account investment options under the contract: one, three and six year investment accounts. Fixed investment accounts provide for the accumulation of interest on purchase payments at guaranteed rates for the duration of the one, three or six year guarantee period. The guaranteed interest rates on new amounts allocated or transferred to a fixed investment account are determined from time-to-time by the Company in accordance with market conditions. In no event will the guaranteed rate of interest be less than 4%. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period and may not be changed by the Company. Notwithstanding the foregoing, with respect to contracts issued in the State of Oregon, no purchase payments may be invested, transferred or reinvested into the 3-year and 6-year fixed investment options within 15 years of the maturity date. Further, with respect to contracts issued in Oregon, no purchase payments may be invested in the 1-year fixed investment option within six years of the maturity date. See Appendix C for information on investment options applicable to certain contracts which are no longer being issued (Ven 3 and Ven 1 contracts).

         Investment Accounts. Contract owners may allocate purchase payments, or make transfers from the variable investment options, to the fixed account investment options at any time prior to the maturity date. The Company establishes a separate investment account each time the contract owner allocates or transfers amounts to a fixed account investment option, except that amounts allocated or transferred to the same fixed account investment option on the same day will establish a single investment account. Amounts may not be allocated to a fixed account investment option that would extend the guarantee period beyond the maturity date.

         Renewals. At the end of a guarantee period, the contract owner may establish a new investment account with the same guarantee period at the then current interest rate, select a different fixed account investment option or transfer the amounts to a variable account investment option, all without the imposition of any charge. The contract owner may not select a guarantee period that would extend beyond the maturity date. In the case of renewals within one year of the maturity date, the only fixed account investment option available is to have interest accrued up to the maturity date at the then current interest rate for one year guarantee periods.

         If the contract owner does not specify the renewal option desired, the Company will select the same guarantee period as has just expired, so long as such period does not extend beyond the maturity date. In the event a renewal would extend beyond the maturity date, the Company will select the longest period that will not extend beyond such date, except in the case of a renewal within one year of the maturity date in which case the Company will credit interest up to the maturity date at the then current interest rate for one year guarantee periods.

         Market Value Charge. Any amount withdrawn, transferred or borrowed from a three or six year investment account prior to the end of the guarantee period may be subject to a market value charge. A market value charge will be calculated separately for each investment account affected by a transaction to which a market value charge may apply. The market value charge for an investment account will be calculated by multiplying the amount withdrawn or transferred from the investment account by the adjustment factor described below.

         The adjustment factor is determined by the following formula:
0.75x(B-A)xC/12 where:

         A - The guaranteed interest rate on the investment account.

         B - The guaranteed interest rate available, on the date the request is processed, for amounts allocated to a new investment account with the same length of guarantee period as the investment account from which the amounts are being withdrawn.

         C - The number of complete months remaining to the end of the guarantee period.

         For purposes of applying this calculation, the maximum difference between "B" and "A" will be 3%. The adjustment factor will never be greater than 2x(A-4%) and never less than zero.

         The total market value charge will be the sum of the market value charges for each investment account being withdrawn. Where the guaranteed rate available on the date of the request is less than the rate guaranteed on the investment account from which the amounts are being withdrawn (B-A in the adjustment factor is negative), there is no market value charge. There is only a market value charge when interest rates have increased (B-A in the adjustment factor is positive).

         There will be no market value charge on withdrawals from the fixed account investment options in the following situations: (a) death of the annuitant; (b) amounts withdrawn to pay fees or charges; (c) amounts applied at the maturity date to purchase an annuity as provided in the contract; (d) amounts withdrawn from three and six year investment accounts within one month prior to the end of the guarantee period; and (e) amounts withdrawn in any year that do not exceed 10% of total purchase payments less any prior partial withdrawals in that year.

         Notwithstanding application of the foregoing formula, in no event will the market value charge (i) exceed the earnings attributable to the amount withdrawn from an investment account, (ii) together with any withdrawal charges for an investment account be greater than 10% of the amount transferred or withdrawn, or (iii) reduce the amount payable on withdrawal or transfer below the amount required under the non-forfeiture laws of the state with jurisdiction over the contract. The cumulative effect of the market value and withdrawal charges could, however, result in a contract owner receiving total withdrawal proceeds of less than the contract owner's investment in the contract.

         Transfers. Prior to the maturity date, the contract owner may transfer amounts among the fixed account investment options and from the fixed account investment options to the variable account investment options, subject to the following conditions. An amount in a fixed investment account may not be transferred until held in such account for at least one year, except (i) transfers may be made pursuant to the Dollar Cost Averaging program and (ii) transfers may be made from a one year fixed investment account to the variable account investment options if, at the time of the transfer, the guaranteed interest rate for the funds to be transferred is equal to or greater than the then current guaranteed rate for funds being transferred into a one year fixed investment option. The Company may withdraw its permission to make the transfers described in (ii) above at any time after April 30, 1996. Consequently, except as noted above, amounts in one year investment accounts effectively may not be transferred prior to the end of the guarantee period. Amounts in three and six year investment accounts may be transferred, after the one year holding period has been satisfied, but the market value charge described above may apply to such a transfer. The market value charge, if applicable, will be deducted from the amount transferred.

         The contract owner must specify the fixed account investment option from or to which a transfer is to be made. Where there are multiple investment accounts within a fixed account investment option, the contract owner may designate the particular investment accounts from which a transfer is to be taken. Absent such a designation, amounts will be withdrawn from the fixed account investment options on a first-in-first-out basis.

         Withdrawals. Prior to the earlier of the maturity date or the death of the annuitant, the contract owner may make total and partial withdrawals of amounts held in fixed account investment options. Withdrawals from fixed account investment options will be made in the same manner and be subject to the same limitations as set forth under "WITHDRAWALS" plus the following provisions also apply to withdrawals from fixed account investment options: (1) the Company reserves the right to defer payment of amounts withdrawn from fixed account investment options for up to six months from the date it receives the written withdrawal request (if a withdrawal is deferred for more than 30 days pursuant to this right, the Company will pay interest on the amount deferred at a rate not less than 4% per year); (2) if there are multiple investment accounts under a fixed account investment option, amounts must be withdrawn from such accounts on a first-in-first-out basis; and (3) the market value charge described above may apply to withdrawals from the three and six year investment options. In the event a market value charge applies to a withdrawal from a fixed investment account, it will be calculated with respect to the full amount in the investment account and deducted from the amount payable in the case of a total withdrawal. In the case of a partial withdrawal, the market value charge will be calculated on the amount requested and deducted, if applicable, from the remaining investment account value.

         Where a contract owner requests a partial withdrawal from a contract in excess of the amounts in the variable account investment options and does not specify the fixed account investment options from which the withdrawal is to be made, such withdrawal will be made from the one, three and six year investment options in that order. Within such sequence, where there are multiple investment accounts within a fixed account investment option, withdrawals will be made on a first-in-first-out basis.

         Withdrawals from the contract may be subject to income tax and a 10% penalty tax. Withdrawals are permitted from contracts issued in connection with
Section 403(b) qualified plans only under limited circumstances. (See "FEDERAL TAX MATTERS".)

         Loans. The Company offers a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. Owners of such contracts may obtain loans using the contract as the only security for the loan. Owners of such contracts may borrow amounts allocated to fixed investment accounts in the same manner and subject to the same limitations as set forth under "LOANS". The market value charge described above may apply to amounts transferred from three and six year investment accounts to the loan account in connection with such loans and, if applicable, will be deducted from the amount so transferred.

         Fixed Annuity Options. Subject to the distribution of death benefit provisions (see "DEATH BENEFIT BEFORE THE MATURITY DATE"), on death, withdrawal or the maturity date of the contract, the proceeds may be applied to a fixed annuity option. (See "ANNUITY OPTIONS") The amount of each fixed annuity payment is determined by applying the portion of the proceeds (less any applicable premium taxes) applied to purchase the fixed annuity to the appropriate table in the contract. If the table in use by the Company is more favorable to the contract owner, the Company will substitute that table. The Company guarantees the dollar amount of fixed annuity payments.


                             CHARGES AND DEDUCTIONS

         Charges and deductions under the contracts are assessed against purchase payments, contract values or annuity payments. Currently, there are no deductions made from purchase payments, except for premium taxes in certain states. In addition, there are deductions from and expenses paid out of the assets of the Trust portfolios that are described in the accompanying Prospectus of the Trust.

WITHDRAWAL CHARGES

         If a withdrawal is made from the contract before the maturity date, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract less than six complete contract years. There is never a withdrawal charge with respect to earnings accumulated in the contract, certain other free withdrawal amounts described below or purchase payments that have been in the contract more than six complete contract years. In no event may the total withdrawal charges exceed 6% of the amount invested. The amount of the withdrawal charge and when it is assessed is discussed below:

         1. Each withdrawal from the contract is allocated first to the "free withdrawal amount" and second to "unliquidated purchase payments". In any contract year, the free withdrawal amount for that year is the greater of (1) the excess of the contract value on the date of withdrawal over the unliquidated purchase payments (the accumulated earnings on the contract) or (2) 10% of total purchase payments less any prior partial withdrawals in that year. Withdrawals allocated to the free withdrawal amount may be withdrawn without the imposition of a withdrawal charge.

         2. If a withdrawal is made for an amount in excess of the free withdrawal amount, the excess will be allocated to purchase payments which will be liquidated on a first-in first-out basis. On any withdrawal request, the Company will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the free withdrawal amount in the order such purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc... until all purchase payments have been liquidated.

         3. Each purchase payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the purchase payment has been in the contract. The amount of the withdrawal charge is calculated by multiplying the amount of the purchase payment being liquidated by the applicable withdrawal charge percentage obtained from the table below.

             NUMBER OF COMPLETE YEARS            WITHDRAWAL CHARGE
               PURCHASE PAYMENT IN                  PERCENTAGE
                     CONTRACT
             -----------------------------------------------------
                         0                              6%
                         1                              6%
                         2                              5%
                         3                              4%
                         4                              3%
                         5                              2%
                         6+                             0%

         The total withdrawal charge will be the sum of the withdrawal charges for the purchase payments being liquidated.

         4. The withdrawal charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account less any applicable withdrawal charge.

         5. There is no withdrawal charge on distributions made as a result of the death of the annuitant or contract owner and no withdrawal charges are imposed on the maturity date if the contract owner annuitizes as provided in the contract.

         The amount collected from the withdrawal charge will be used to reimburse the Company for the compensation paid to cover selling concessions to broker-dealers, preparation of sales literature and other expenses related to sales activity.

         For examples of calculation of the withdrawal charge, see Appendix A. Withdrawals from the fixed account investment options may be subject to a market value charge in addition to the withdrawal charge described above. (See "FIXED ACCOUNT INVESTMENT OPTIONS.") See Appendix C for information on withdrawal charges applicable to certain contracts which are no longer being issued (Ven 3 and Ven 1 contracts).

REDUCTION OR ELIMINATION OF WITHDRAWAL CHARGES

         The amount of the withdrawal charge on a contract may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in such a manner that results in savings of sales expenses. The entitlement to such a reduction in the withdrawal charge will be determined by the Company in the following manner:

         1. The size and type of group to which sales are to be made will be considered. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

         2. The total amount of purchase payments to be received will be considered. Per dollar sales expenses are likely to be less on larger purchase payments than on smaller ones.

         3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

         4. The level of commissions paid to selling broker-dealers will be considered. Certain broker-dealers may offer the contract in connection with financial planning programs offered on a fee for service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the contracts, thereby reducing the Company's sales expenses.

         5. There may be other circumstances of which the Company is not presently aware, which could result in reduced sales expenses.


         If, after consideration of the foregoing factors, it is determined that there will be a reduction in sales expenses, the Company will provide a reduction in the withdrawal charge. The withdrawal charge will be eliminated when a contract is issued to an officer, director or employee (or a relative thereof) of the Company, Manulife, the Trust or any of their affiliates. In no event will reduction or elimination of the withdrawal charge be permitted where such reduction or elimination will be unfairly discriminatory to any person.


ADMINISTRATION FEES

         Each year the Company will deduct an annual administration fee of $30 as partial compensation for the cost of providing all administrative services attributable to the contracts and the operations of the Variable Account and the Company in connection with the contracts. Prior to the maturity date, this administration fee is deducted on the last day of each contract year. It is withdrawn from each investment option in the same proportion that the value of such investment option bears to the contract value. If the entire contract is withdrawn on other than the last day of any contract year, the $30 administration fee will be deducted from the amount paid. During the annuity period, the fee is deducted on a pro-rata basis from each annuity payment.

         A daily charge in an amount equal to 0.15% of the value of each variable investment account on an annual basis is also deducted from each sub-account to reimburse the Company for administrative expenses. This asset based administrative charge will not be deducted from the fixed account investment options. The charge will be reflected in the contract value as a proportionate reduction in the value of each variable investment account. Because this portion of the administrative fee is a percentage of assets rather than a flat amount, larger contracts will in effect pay a higher proportion of this portion of the administrative expense than smaller contracts.

         The Company does not expect to recover from such fees any amount in excess of its accumulated administrative expenses. Even though administrative expenses may increase, the Company guarantees that it will not increase the amount of the administration fees.

         See Appendix C for information on Administration Fee applicable to certain contracts no longer being issued (Ven 1 contracts).

REDUCTION OR ELIMINATION OF ANNUAL ADMINISTRATION FEE

         The amount of the annual administration fee on a contract may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in such a manner that results in savings of administration expenses. The entitlement to such a reduction or elimination of the administration charges will be determined by the Company in the following manner:

         1. The size and type of group to which administrative services are to be provided will be considered.

         2. The total amount of purchase payments to be received will be considered.

         3. There may be other circumstances of which the Company is not presently aware, which could result in reduced administrative expense.


         If, after consideration of the foregoing factors, it is determined that there will be a reduction or elimination of administration expenses, the Company will provide a reduction in the annual administration fee. In no event will reduction or elimination of the administration fees be permitted where such reduction or elimination will be unfairly discriminatory to any person. The Company may waive all or a portion of the administration fee when a contract is issued to an officer, director or employee, or relative thereof, of the Company, Manulife, the Trust or any of their affiliates.


MORTALITY AND EXPENSE RISK CHARGE

         The mortality risk assumed by the Company is the risk that annuitants may live for a longer period of time than estimated. The Company assumes this mortality risk by virtue of annuity rates incorporated into the contract which cannot be changed. This assures each annuitant that his longevity will not have an adverse effect on the amount of annuity payments. Also, the Company guarantees that if the annuitant dies before the maturity date, it will pay a minimum death benefit. (See "DEATH BENEFIT BEFORE MATURITY DATE") The expense risk assumed by the Company is the risk that the administration charges or withdrawal charge may be insufficient to cover actual expenses.

         To compensate it for assuming these risks, the Company deducts from each of the sub-accounts a daily charge in an amount equal to 1.25% of the value of the variable investment accounts on an annual basis, consisting of .8% for the mortality risk and .45% for the expense risk. The charge will be reflected in the contract value as a proportionate reduction in the value of each variable investment account. The rate of the mortality and expense risk charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks undertaken, the Company will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to the Company and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. The mortality and expense risk charge is not assessed against the fixed account investment options. See Appendix C for information on the mortality and expense risk charge applicable to certain contracts which are no longer being issued (Ven 1 contracts).

TAXES

         The Company reserves the right to charge, or provide for, certain taxes against purchase payments, contract values or annuity payments. Such taxes may include premium taxes or other taxes levied by any government entity which the Company determines to have resulted from the (i) establishment or maintenance of the Variable Account, (ii) receipt by the Company of purchase payments, (iii) issuance of the contacts, or (iv) commencement or continuance of annuity payments under the contracts. In addition, the Company will withhold taxes to the extent required by applicable law.

         Except for residents in Pennsylvania and South Dakota, premium taxes will be deducted from the contract value used to provide for fixed or variable annuity payments unless required otherwise by applicable law. The amount deducted will depend on the premium tax assessed in the applicable state. State premium taxes currently range from 0% to 3.5% depending on the jurisdiction and the tax status of the contract and are subject to change by the legislature or other authority. (See "APPENDIX B: STATE PREMIUM TAXES") FOR RESIDENTS OF SOUTH DAKOTA OR PENNSYLVANIA, THE FOLLOWING PREMIUM TAX ASSESSMENT WILL APPLY: A premium tax will be assessed against all non-qualified purchase payments received from contract owners who are residents of South Dakota. The rate of tax is 1.25% for South Dakota residents. Purchase payments received for the period October 1, 1992 through September 7, 1995 for non-qualified contracts of Pennsylvania residents will be assessed a 2.00% premium tax; purchase payments received on or after September 8, 1995 will not be assessed a premium tax. For purchase payments received on or after October 1, 1992, the state premium tax will be collected upon payment of any withdrawal benefits, upon any annuitization or payment of death benefits. For purchase payments received prior to October 1, 1992 the premium tax will be deducted upon annuitization only. In the states of Pennsylvania and South Dakota, purchase payments received in connection with the funding of a qualified plan are exempt from state premium tax.


                               FEDERAL TAX MATTERS

INTRODUCTION

          The following discussion of the federal income tax treatment of the contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to the application of law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

         This discussion does not address state or local tax consequences associated with the purchase of a contract. In addition, THE COMPANY MAKES NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

THE COMPANY'S TAX STATUS

         The Company is taxed as a life insurance company under Subchapter L of the Code. Since the operations of the Variable Account are a part of, and are taxed with, the operations of the Company, the Variable Account is not separately taxed as a "regulated investment company" under Subchapter M of the Code. Under existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied to increase reserves under a contract. Since, under the contracts, investment income and realized capital gains of the Variable Account are automatically applied to increase reserves, the Company does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore the Company does not intend to make provision for any such taxes. If the Company is taxed on investment income or capital gains of the Variable Account, then the Company may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL DURING ACCUMULATION PERIOD

          Under existing provisions of the Code, except as described below, any increase in the contract value is generally not taxable to the contract owner or annuitant until received, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. However, this rule applies only if (1) the owner is an individual, (2) the investments of the Variable Account are "adequately diversified" in accordance with Treasury Department regulations, and (3) the Company, rather than the owner, is considered the owner of the assets of the Variable Account for federal tax purposes.

         Non-Natural Owner. As a general rule, deferred annuity contracts held by "non-natural persons" such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are several exceptions to this general rule for non-natural contract owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. However, this special exception will not apply in the case of any employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees.

         In addition, exceptions to the general rule for non-natural contract owners will apply with respect to (1) contracts acquired by an estate of a decedent by reason of the death of the decedent, (2) certain qualified contracts, (3) contracts purchased by employers upon the termination of certain qualified plans, (4) certain contracts used in connection with structured settlement agreements, and (5) contracts purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

         Diversification Requirements. For a contract to be treated as an annuity for federal income tax purposes, the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department regulations. The Secretary of the Treasury has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, a contract would not be treated as an annuity contract for federal income tax purposes and the contract owner would be taxable currently on the excess of the contract value over the premiums paid for the contract.

         Although the Company does not control the investments of the NASL Series Trust, it expects that the Trust will comply with such regulations so that the Variable Account will be considered "adequately diversified."

         Ownership Treatment. In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the contract owners' gross income. The Internal Revenue Service (the "Service") has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In addition, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a separate account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts [of a separate account] without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

         The ownership rights under this contract are similar to, but different in certain respects from, those described by the Service in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of this contract has the choice of more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. These differences could result in the contract owner being treated as the owner of the assets of the Variable Account. In addition, the Company does not know what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract owner from being considered the owner of the assets of the Variable Account.

         Delayed Maturity Dates. If the contract's scheduled maturity date is at a time when the annuitant has reached an advanced age, e.g., past age 85, it is possible that the contract would not be treated as an annuity. In that event, the income and gains under the contract could be currently includible in the owner's income.

         The remainder of this discussion assumes that the contract will be treated as an annuity contract for federal income tax purposes and that the Company will be treated as the owner of the Variable Account assets.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

         In the case of a partial withdrawal, amounts received are includible in income to the extent the contract value before the withdrawal exceeds the "investment in the contract." In the case of a full withdrawal, amounts received are includible in income to the extent they exceed the "investment in the contract." For these purposes the investment in the contract at any time equals the total of the purchase payments made under the contract to that time (to the extent such payments were neither deductible when made nor excludible from income as, for example, in the case of certain contributions to qualified plans) less any amounts previously received from the contract which were not included in income.

         Other than in the case of certain qualified contracts, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of the contract value, is treated as a withdrawal of such amount or portion. The investment in the contract is increased by the amount includible as income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an individual transfers an annuity contract without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between the "contract value" and the "investment in the contract" at the time of transfer. In such case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.

         The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. As described elsewhere in this prospectus, the Company imposes certain charges with respect to the death benefit. It is possible that some portion of those charges could be treated for federal tax purposes as a partial withdrawal from the contract.

TAXATION OF ANNUITY PAYMENTS

         Normally, the portion of each annuity payment taxable as ordinary income is equal to the excess of the payment over the exclusion amount. In the case of variable annuity payments, the exclusion amount is the "investment in the contract" (defined above) allocated to the variable annuity option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed annuity payments, the exclusion amount is the amount determined by multiplying (1) the payment by (2) the ratio of the investment in the contract allocated to the fixed annuity option, adjusted for any period certain or refund feature, to the total expected value of annuity payments for the term of the contract (determined under Treasury Department regulations).

         Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments cease because of the death of the annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant in his last taxable year.

TAXATION OF DEATH BENEFIT PROCEEDS

         Amounts may be distributed from a contract because of the death of an owner or an annuitant. In the case of a non-qualified contract, such death benefit proceeds are includible in income as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above, or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

         There is a 10% penalty tax on the taxable amount of any payment from a non-qualified contract unless the payment is: (a) received on or after the contract owner reaches age 59 1/2; (b) attributable to the contract owner's becoming disabled (as defined in the tax law); (c) made to a beneficiary on or after the death of the contract owner or, if the contract owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law); (d) made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the annuitant or the joint lives (or joint life expectancies) of the annuitant and "designated beneficiary" (as defined in the tax law); (e) made under an annuity contract purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; and (f) made with respect to certain annuities issued in connection with structured settlement agreements.


         There is also a 10% penalty tax on the taxable amount of any payment from certain qualified contracts (but not section 457 plans). There are exceptions to this penalty tax which vary depending on the type of qualified plan. In the case of an "Individual Retirement Annuity" ("IRA"), exceptions provide that the penalty tax does not apply to a payment (a) received on or after the contract owner reaches age 59 1/2, (b) received on or after the owner's death or because of the owner's disability (as defined in the tax law), or (c) made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and "designated beneficiary" (as defined in the tax law). These exceptions, as well as certain others not described herein, generall y apply to taxable distributions from other qualified plans (although, in the case of plans qualified under section 401 and 403, exception "c" above for substantially equal periodic payments applies only if the owner has separated from service).


AGGREGATION OF CONTRACTS

         In certain circumstances, the Service may determine the amount of an annuity payment or a withdrawal from a contract that is includible in income by combining some or all of the non-qualified contracts owned by an individual. For example, if a person purchases a contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity, the Service may treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract. The effects of such aggregation are not clear; however, it could affect the time when income is taxable and the amount which might be subject to the 10% penalty tax described above.

QUALIFIED RETIREMENT PLANS


         The contracts are also designed for use in connection with certain types of retirement plans which receive favorable treatment under the Code. Numerous special tax rules apply to the participants in such qualified plans and to the contracts used in connection with such qualified plans. These tax rules vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity payments under certain qualified contracts, there may be no "investment in the contract" and the total amount received may be taxable. In addition, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loans must be repaid. (Owners should always consult their tax advisors and retirement plan fiduciaries prior to exercising their loan privileges.) Also, special rules apply to the time at which distributions must commence and the form in which the distributions must be paid. For example, failure to comply with minimum distribution requirements applicable to qualified plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. In the case of IRAs and certain other qualified plans, distributions of minimum amounts (as specified in the tax law) must generally commence by April 1 of the calendar year in which the owner attains age 70 1/2. For these reasons, no attempt is made to provide more than general information about the use of contracts with the various types of qualified plans.

         When issued in connection with a qualified plan, a contract will be amended as generally necessary to conform to the requirements of the type of plan. However, contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, the Company shall not be bound by terms and conditions of qualified plans to the extent such terms and conditions contradict the contract, unless the Company consents.


QUALIFIED PLAN TYPES

         Following are brief descriptions of various types of qualified plans in connection with which the Company may issue a contract.

         Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA.


         Simplified Employee Pensions (SEP-IRAs). Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. Employers intending to use the contract in connection with such plans should seek competent advice. In particular, employers should consider that IRAs generally may not provide life insurance, but they may provide a death benefit that equals the greater of the premiums paid and the contract's cash value. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. The Company intends to ask the IRS to approve use of the contract, as to form, as an IRA, but there is no assurance that such approval will be granted.

         Corporate and Self-Employed ("H.R. 10" and "Keogh") Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts in order to provide benefits under the plans. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that such death benefit could be characterized as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants. Employers intending to use the contract in connection with such plans should seek competent advice.

         Tax-Sheltered Annuities. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the contracts for such purposes should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the contracts. In particular, purchasers should consider that the contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that such death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under a tax-sheltered annuity. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract as part of his or her tax-sheltered annuity plan.

         Withdrawals from a tax-sheltered annuity attributable to contributions made pursuant to a salary reduction agreement in a taxable year beginning after December 31, 1988, may be paid only if the employee has reached age 59 1/2, separated from service, died, become disabled, or in the case of hardship. Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon may not be distributed on account of hardship. (These limitations on withdrawals do not apply to the extent the Company is directed to transfer some or all of the contract value to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account.)

         Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. To the extent the contracts are used in connection with an eligible plan, employees are considered general creditors of the employer and the employer as owner of the contract has the sole right to the proceeds of the contract. Loans to employees are not permitted under such plans. Generally, with respect to purchase payments made after February 28, 1986, a contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. Those who intend to use the contracts in connection with such plans should seek competent advice.

DIRECT ROLLOVERS

         If the contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or is a tax-sheltered annuity under section 403(b) of the Code, any "eligible rollover distribution" from the contract will be subject to the direct rollover and mandatory withholding requirements enacted by Congress in 1992. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Code, qualified annuity plan under section 403(a) of the Code, or section 403(b) annuity or custodial account, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Code and distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more).

         Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the contract, discussed below, the owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the owner elects to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, the owner will receive a notice explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct transfer.

FEDERAL INCOME TAX WITHHOLDING

         The Company will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a contract unless the distributee notifies the Company at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, the Company may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.


                                 GENERAL MATTERS

TAX DEFERRAL

         The status of the contract as an annuity generally allows all earnings on the underlying investments to be tax-deferred until withdrawn or until annuity payments begin. (See "FEDERAL TAX MATTERS".) This tax deferred treatment may be beneficial to contract owners in building assets in a long-term investment program.

PERFORMANCE DATA

         From time to time the Variable Account may publish advertisements containing performance data relating to its sub-accounts. For periods prior to August 7, 1989, performance data will be hypothetical figures based on the assumption that a contract offered by this Prospectus was issued when the sub-accounts first became available for investment under other contracts offered by the Company. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures, although standardized figures will always accompany non-standardized figures. Standardized performance data will consist of total return quotations, which will always include quotations for recent one year and, when applicable, five and ten year periods and, where less than ten years, for the period subsequent to the date each sub-account first became available for investment. Such quotations for such periods will be the average annual rates of return required for an initial purchase payment of $1,000 to equal the actual contract value attributable to such purchase payment on the last day of the period, after reflection of all charges. Standardized total return figures will be quoted assuming redemption at the end of the period. Such figures may be accompanied by non-standardized total return figures that are calculated on the same basis as the standardized returns except that the calculations (i) assume no redemption at the end of the period and (ii) do not reflect imposition of the $30 per contract charge inasmuch as the impact of such charge varies by contract size. In addition to the non-standardized returns, each of the sub-accounts may from time to time quote aggregate non-standardized total returns for other time periods. Except as noted above, performance figures used by the Variable Account are based on the actual historical performance of its sub-accounts for specified periods, and the figures are not intended to indicate future performance. More detailed information on the computations is set forth in the Statement of Additional Information.

FINANCIAL STATEMENTS

         Financial Statements for the Variable Account and the Company are contained in the Statement of Additional Information.

ASSET ALLOCATION AND TIMING SERVICES

         The Company is aware that certain third parties are offering asset allocation and timing services in connection with the contracts. In certain cases the Company has agreed to honor transfer instructions from such asset allocation and timing services where it has received powers of attorney, in a form acceptable to it, from the contract owners participating in the service. THE COMPANY DOES NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND CONTRACT OWNERS SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

         Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity contract issued under the ORP only upon (1) termination of employment in the Texas public institutions of higher education, (2) retirement,
(3) death, or (4) the participant's attainment of age 70 1/2. Accordingly, before any amounts may be distributed from the contract, proof must be furnished to the Company that one of these four events has occurred. The foregoing restrictions on withdrawal do not apply in the event a participant in the ORP transfers the contract value to another contract or another qualified custodian during the period of participation in the ORP. Loans are not available under contracts subject to the ORP.

DISTRIBUTION OF CONTRACTS


         NASL Financial Services, Inc. ("NASL Financial"), 116 Huntington Avenue, Boston, Massachusetts 02116, a wholly-owned subsidiary of the Company, is the principal underwriter of the contracts in addition to providing advisory services to the Trust. NASL Financial is a broker-dealer registered under the Securities Exchange Act of 1934 ("1934 Act") and a member of the National Association of Securities Dealers, Inc. ("NASD"). NASL Financial has entered into an exclusive promotional agent agreement with Wood Logan Associates, Inc. ("Wood Logan"). Wood Logan is a broker-dealer registered under the 1934 Act and a member of the NASD. Wood Logan is a wholly owned subsidiary of a holding company that is 85% owned by Manulife and approximately 15% owned by principals of Wood Logan. Sales of the contracts will be made by registered representatives of broker-dealers authorized by NASL Financial to sell the contracts. Such registered representatives will also be licensed insurance agents of the Company. Under the promotional agent agreement, Wood Logan will recruit and provide sales training and licensing assistance to such registered representatives. In addition, Wood Logan will prepare sales and promotional materials for the Company's approval. NASL Financial will pay distribution compensation to selling brokers in varying amounts which under normal circumstances are not expected to exceed 5% of purchase payments plus 0.25% of the contract value per year. NASL Financial may from time to time pay additional compensation pursuant to promotional contests. Additionally, in some circumstances, NASL Financial will provide reimbursement of certain sales and marketing expenses. NASL Financial will pay the promotional agent for providing marketing support for the distribution of the contracts.


CONTRACT OWNER INQUIRIES


         All contract owner inquiries should be directed to the Company's Annuity Service Office at P.O. Box 9230, Boston, Massachusetts 02205-9230.


LEGAL PROCEEDINGS

         There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither the Company nor NASL Financial are involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

OTHER INFORMATION

         A registration statement has been filed with the Commission under the Securities Act of 1933, as amended, with respect to the variable portion of the contracts discussed in this Prospectus. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Prospectus. Statements contained in this Prospectus or the Statement of Additional Information concerning the content of the contracts and other legal instruments are only summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Commission.

EXCHANGE OFFER

The exchange offer described below is not currently available in the following states: California, Florida, Idaho, Maryland, New Jersey, Oregon, South Carolina, and Washington.

         The Company also offers a new individual variable and fixed annuity contract ("New Contract") substantially similar to the annuity contract described in this Prospectus ("Old Contract"). In states and other jurisdictions where the New Contract is available, the Old Contract will no longer be offered.

         In states and other jurisdictions where the New Contract is available, the Company will permit any owner of an outstanding Old Contract to exchange his or her Contract for a New Contract without surrender charge, except a possible market value charge, as described below. For purposes of computing the applicable surrender charge upon any withdrawals made subsequent to the exchange, the New Contract will be deemed to have been issued on the date the Old Contract was issued, and any purchase payment credited to the Old Contract will be deemed to have been credited to the New Contract on the date it was credited under the Old Contract. The death benefit under the New Contract on the date of its issue will be the greater of the minimum death benefit under the Old Contract or the contract value on the date of exchange and will "step up" annually thereafter as described in paragraph "2." below.

         Old Contract owners interested in a possible exchange should obtain a copy of the prospectus for the New Contract from their securities dealer or the Company's Annuity Service Office. Both the New Contract prospectus and this Prospectus should be carefully reviewed before deciding to make an exchange.

         AN EXCHANGE MAY NOT BE IN THE BEST INTERESTS OF AN OWNER OF AN OLD CONTRACT, particularly in light of the availability of the Enhanced Death Benefit endorsement described below. Further, under Old Contracts with a fixed account investment option, a market value charge may apply to any amounts transferred from a three or six year investment account in connection with an exchange. (Reference should be made to the discussion of the market value charge under the caption "Fixed Account Investment Options" in this Prospectus.) The Company believes that an exchange of Contracts will not be a taxable event for Federal tax purposes; however, any owner considering an exchange should consult a tax adviser. The Company reserves the right to terminate this exchange offer or to vary its terms at any time.

         The principal differences between the Old and New Contracts are as follows:

         1. In general, the death benefit of the New Contract will be payable upon the death of the owner (or first owner to die if there is more than one owner). The death benefit of the Old Contract is generally payable on the death of the annuitant (or last annuitant to die if there is more than one annuitant); if the owner predeceases the annuitant, the Old Contract contract value is paid, which may be a lesser amount than the death benefit payable on the death of the annuitant.

         2. The guaranteed death benefit payable under the New Contract will be in most circumstances more favorable. If an owner dies on or prior to his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be the greater of (i) the contract value or (ii) the sum of all purchase payments made less any amounts deducted in connection with certain withdrawals. The New Contract will step up the measure of clause (ii) every year, so that clause (ii) will be the greater of clause (i) or (ii) on the last day of the previous contract year period plus any purchase payments made and less any amounts deducted in connection with certain withdrawals since then. Under the Old Contract, the death benefit is stepped up every six years instead of every year.

         Under the New Contract, if an owner dies after his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be the greater of the contract value or the excess of the sum of all purchase payments less the sum of any amounts deducted in connection with certain withdrawals. If an owner dies and the oldest owner had an attained age greater than 80 on the contract date, the death benefit will be the contract value less any applicable withdrawal charges at the time of payment. Under the Old Contract, if the annuitant dies after the first of the month following his or her 85th birthday, the minimum death benefit will be the contract value. Also, if the owner is not the annuitant and dies before the maturity date and before the annuitant, an amount equal to the amount payable on total withdrawal, without reduction for any withdrawal charge, will be paid.

         3. The New Contract will waive the $30 annual administration fee prior to the maturity date if the contract value is equal to or greater than $100,000 at the time the fee is to be assessed.

         4. The surrender charges under the New Contract will be higher in certain cases. The surrender charges are the same under both Contracts for the first three contract years, but thereafter the charges under the New Contract are 5%, 4%, 3% and 2% for withdrawals made within years four, five, six and seven, respectively, of payment while under the Old Contract the charges for such years are 4%, 3%, 2% and 0%, respectively.

         5. The minimum interest rate to be credited for any guarantee period under the fixed portion of the New Contract will be three percent as opposed to four percent under the Old Contract. The market value charge under the New Contract will be limited so as to only affect accumulated earnings in excess of three percent, whereas under the Old Contract the market value charge is limited so as to not invade principal.

         6. The annuity purchase rates guaranteed in the New Contract have been determined using 3% as opposed to 4% under the Old Contract.

         The above comparison does not take into account differences between the Old Contracts, as amended by qualified plan endorsements, and the New Contracts, as amended by similar qualified plan endorsements. Owners using their Old Contract in connection with a qualified plan should consult a tax advisor. See also the Federal Tax Matters section of the prospectuses for both the Old Contract and the New Contract.

         Contract owners who do not wish to exchange their Old Contracts for the New Contracts may continue to make purchase payments to their Old Contracts. Or, they can keep their Old Contracts and buy a New Contract to which to apply additional purchase payments.

         ADDITIONAL CONSIDERATIONS FOR VEN 1 AND VEN 3 CONTRACT OWNERS

         The comparison of Old and New Contract provisions set forth above does not include the Ven 1 and Ven 3 contracts which are described in Appendix C to this prospectus. These contracts will also be eligible for voluntary exchange for the New Contracts. Ven 3 and Ven 1 contract owners should in particular consider the following differences between the Ven 3 and Ven 1 contracts and the New Contract.

1. In general, the death benefit of the New Contract will be payable upon the death of the owner (or first owner to die if there is more than one owner). The death benefit of the Ven 3 and Ven 1 contracts is generally payable on the death of the annuitant (or last annuitant to die if there is more than one annuitant); if the owner predeceases the annuitant, the Ven 3 or Ven 1 contract value (as applicable) is paid, which may be a lesser amount than the death benefit payable on the death of the annuitant.

2. The guaranteed death benefit payable under the New Contract will in most circumstances be more favorable. The minimum death benefit for the Ven 1 contract is the greater of (a) the contract value or (b) the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals. The minimum death benefit for the Ven 3 contract is as described below under "Enhanced Death Benefit - Additional Considerations for Ven 3 Contract Owners." The minimum death benefit for the New Contract is as described above in this "Exchange Offer" section. Ven 3 contract owners should note that the New Contract contains additional provisions which limit the death benefit paid if an owner dies after his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, to the greater of the contract value or the excess of the sum of all purchase payments less the sum of any amounts deducted in connection with certain withdrawals. Ven 3 contract owners should also note that the New Contract contains a provision which limits the death benefit paid to the contract value less any applicable withdrawal charges at the time of payment if the owner dies and the oldest owner had an attained age greater than 80 on the contract date. These provisions may not be as favorable to Ven 3 contract owners.

3. The New Contract will waive the $30 annual administration fee prior to the maturity date if the contract value is equal to or greater than $100,000 at the time the fee is to be assessed.

4. The surrender charges under the New Contract are higher in certain cases. The New Contract surrender charges are 6%, 6%, 5%, 5%, 4%, 3% and 2% for withdrawals made within one, two, three, four, five, six and seven, respectively, of payment. The surrender charges for the Ven 3 and Ven 1 contract is 5% for withdrawals made within five years of payment (certain exceptions apply to the withdrawal charge as described in Appendix C).


5. The New Contract provides for twenty investment options (sixteen variable and four fixed). Neither the Ven 3 contract nor the Ven 1 contract provide for fixed investment options. In addition, the Ven 1 contract offers only three variable investment options.


6. The New Contract provides for the deduction from each sub-account each valuation period of a charge at an effective annual rate of 1.40% ( 1.25% for mortality and expense risk fees and 0.15% for administration fees) of the contract reserves allocated to such subaccount. The Ven 1 contract provides for the deduction from each sub-account each valuation period of a charge at an effective annual rate of 1.30% (for mortality and expense risk) of the contract reserves allocated to such subaccount. The Ven 3 charges are the same as those for the New Contract.

7. The annuity purchase rates guaranteed in the New Contract have been determined using 3% as opposed to 4% under the Ven 1 and Ven 3 contracts.

8. Certain Ven 3 and Ven 1 contracts may not be subject to some changes in the Federal tax law that have occurred since the contracts were issued, i.e., the contract were" grandfather." If such a grandfather contract is exchanged, the New Contract is likely to be subject to the changes in the law. For example, annuity contract issued on or prior to April 22, 1987 are generally not subject to Federal tax rules treating transferred of annuity contracts for inadequate consideration as taxable events. See "Taxation of Partial and Full Withdrawals" in the Federal Tax Matters section of the prospectus. A New Contract received in exchange for a Ven 3 or Ven 1 contract would, however, typically be subject to these rules.

ENHANCED DEATH BENEFIT OPTION

         As an alternative to the exchange privilege described above, the Company is offering an Enhanced Death Benefit Option to any owner of an Old Contract issued prior to August 15, 1994 in all states except California, Idaho, Illinois, Montana, New Jersey, Oregon and South Carolina. The Company is offering the Enhanced Death Benefit Option to any owner of an Old Contract issued prior to September 6, 1994 in Illinois and Montana, prior to October 3, 1994 in Idaho, New Jersey and Oregon and prior to January 3, 1995 in California. The Enhanced Death Benefit Option is not available in South Carolina.

          The Enhanced Death Benefit, as described below, is available as an endorsement to such Contracts, only upon the payment of (i) an additional purchase payment of at least 10% of all purchase payments made to the Old Contract through the date the Enhanced Death Benefit Option first became available in that state, or (ii) $10,000, whichever is greater.

         The Enhanced Death Benefit will provide an annual step-up in death benefit comparable to the New Contract death benefit described above, except that the death benefit under the endorsement will be payable on the death of the last surviving annuitant as opposed to the death of the first owner as provided in the New Contract.

         The Enhanced Death Benefit provided by the endorsement will always be equal to or better than the death benefit of an Old Contract issued without the endorsement. In the case of the death of the annuitant on or prior to the first of the month following his or her 85th birthday, the minimum death benefit is as described in this Prospectus under the caption "Death Benefit Before Maturity Date," except that the death benefit is stepped up each contract year instead of each six contract year period. In the case of the death of the annuitant after the first of the month following his or her 85th birthday, the minimum death benefit is the greater of the contract value or the excess of the sum of all purchase payments less the sum of any amounts deducted in connection with partial withdrawals. Under an Old Contract issued without the endorsement, if the annuitant dies after the first of the month following his or her 85th birthday, the death benefit is the contract value only. For purposes of computing the Enhanced Death Benefit under an Old Contract issued without the endorsement, the death benefit will be computed as if the Enhanced Death Benefit endorsement had been a part of the Old Contract on the contract date.

         The Company believes that the addition of the Enhanced Death Benefit endorsement to an Old Contract will not be treated as a taxable event for Federal tax purposes; however, any owner considering the addition of the endorsement should consult a tax advisor.

         VEN 1 CONTRACT OWNERS

         The Enhanced Death Benefit described above is not available for the Ven 1 contract.

         ADDITIONAL CONSIDERATIONS FOR VEN 3 CONTRACT OWNERS

         The Enhanced Death Benefit described above is available for the Ven 3 contract. For Ven 3 contracts, the Enhanced Death Benefit provided by the endorsement will always be equal to or better than the death benefit of the Ven 3 contract issued without the endorsement. The Enhanced Death Benefit provides that upon the death of the annuitant, the death benefit, during the first contract year, will be the greater of (a) the contract value or (b) the sum of all Purchase payments made, less any amount deducted in connection with partial withdrawals and, during any subsequent contract year, will be (a) the contract value or (b) the death benefit on the last day of the previous contract year plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then. As described in Appendix C, upon the death of the annuitant, the minimum death benefit for the Ven 3 contract, during the first five contract years, will be the greater of (a) the contract value or (b) the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals and, during any subsequent five contract year period, will be the greater of (a) the contract value or (b) the minimum death benefit determined in accordance with these provisions as of the last day of the previous five contract year period plus any purchase payments made and less any amount deducted in connection with partial withdrawals since then.

         Ven 3 contracts may not be subject to some changes in the Federal tax law that have occurred since the contracts were issued, i.e., the contracts were "grandfather". If the Enhanced Death Benefit endorsement is added to such a grandfather contract, the amended contracts are likely to be subject to the changes in the law. For example, annuity contracts issued on or prior to April 22, 1987 are generally not subject to Federal tax rules treating transfers of annuity contracts for inadequate consideration as taxable events. See "Taxation of Partial and Full Withdrawals" in the Federal Tax Matters section of this Prospectus. A contract to which the Enhanced Death Benefit endorsement is added may, however, be subject to these rules.

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

General Information and History......................................        3
Performance Data.....................................................        3
Services
       Independent Accountants.......................................        6
       Servicing Agent...............................................        6
       Principal Underwriter.........................................        6
       Cancellation of Contracts.....................................        6
Financial Statements.................................................        8

                                   APPENDIX A

EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE

Example 1 - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are no partial withdrawals. The table below illustrates four examples of the withdrawal charges that would be imposed if the contract is completely withdrawn, based on hypothetical contract values.

CONTRACT        HYPOTHETICAL            FREE                PURCHASE             WITHDRAWAL
YEAR            CONTRACT                WITHDRAWAL          PAYMENTS             CHARGE
                VALUE                   AMOUNT              LIQUIDATED           ---------------------
                                                                                 PERCENT        AMOUNT
------------------------------------------------------------------------------------------------------
1               55,000                  5,000(a)            50,000               6%             3,000
3               50,500                  5,000(b)            45,500               5%             2,275
5               60,000                  10,000(c)           50,000               3%             1,500
7               70,000                  20,000(d)           50,000               0%             0



(a) During any contract year the free withdrawal amount is the greater of accumulated earnings, or 10% of the total purchase payments made under the contract less any prior partial withdrawals in that contract year. In the first contract year the earnings under the contract and 10% of purchase payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 purchase payment is liquidated and the withdrawal charge is assessed against such liquidated purchase payment (contract value less free withdrawal amount).

(b) In the example for the third contract year, the accumulated earnings of $500 is less than 10% of purchase payments, therefore the free withdrawal amount is equal to 10% of purchase payments ($50,000 X 10% = $5,000) and the withdrawal charge is only applied to purchase payments liquidated (contract value less free withdrawal amount).

(c) In the example for the fifth contract year, the accumulated earnings of $10,000 is greater than 10% of purchase payments ($5,000), therefore the free withdrawal amount is equal to the accumulated earnings of $10,000 and the withdrawal charge is applied to the purchase payments liquidated (contract value less free withdrawal amount).

(d) There is no withdrawal charge on any purchase payments liquidated that have been in the contract for at least 6 years.


Example 2 - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are a series of four partial withdrawals made during the third contract year of $2,000, $5,000, $7,000, and $8,000.

HYPOTHETICAL          PARTIAL            FREE                PURCHASE           WITHDRAWAL
CONTRACT              WITHDRAWAL         WITHDRAWAL          PAYMENTS           CHARGE
VALUE                 REQUESTED          AMOUNT              LIQUIDATED         ----------------------
                                                                                PERCENT         AMOUNT
------------------------------------------------------------------------------------------------------
65,000                2,000              15,000(a)           0                  5%              0
49,000                5,000              3,000(b)            2,000              5%              100
52,000                7,000              4,000(c)            3,000              5%              150
44,000                8,000              0(d)                8,000              5%              400



(a) The free withdrawal amount during any contract year is the greater of the contract value less the unliquidated purchase payments (accumulated earnings), or 10% of purchase payments less 100% of all prior withdrawals in that contract year. For the first example, accumulated earnings of $15,000 is the free withdrawal amount since it is greater than 10% of purchase payments less prior withdrawals ($5,000-0). The amount requested ($2,000) is less than the free withdrawal amount so no purchase payments are liquidated and no withdrawal charge applies.

(b) The contract has negative accumulated earnings ($49,000-$50,000), so the free withdrawal amount is limited to 10% of purchase payments less all prior withdrawals. Since $2,000 has already been withdrawn earlier in the current contract year, the remaining free withdrawal amount during the third contract year is $3,000. The $5,000 partial withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and result in purchase payments being liquidated. The remaining unliquidated purchase payments are $48,000.

(c) The contract has increased in value to $52,000. The unliquidated purchase payments are $48,000 so the accumulated earnings are $4,000, which is greater than 10% of purchase payments less prior withdrawals ($5,000-$2,000-$5,000[LESS THAN SYMBOL]0). Hence the free withdrawal amount is $4,000. Therefore, $3,000 of the $7,000 partial withdrawal will be subject to a withdrawal charge and result in purchase payments being liquidated. The remaining unliquidated purchase payments are $45,000.

(d) The free withdrawal amount is zero since the contract has negative accumulated earnings ($44,000-$45,000) and the full 10% of purchase payments ($5,000) has already been utilized. The full amount of $8,000 will result in purchase payments being liquidated subject to a withdrawal charge. At the beginning of the next contract year the full 10% of purchase payments would be available again for withdrawal requests during that year.


                                   APPENDIX B

STATE PREMIUM TAXES

Premium taxes vary according to the state and are subject to change. In many jurisdictions there is no tax at all. For current information, a tax adviser should be consulted.

                                                                   TAX RATE
                                                  QUALIFIED      NON-QUALIFIED
STATE                                             CONTRACTS        CONTRACTS
------------------------------------------------------------------------------
CALIFORNIA...................................        .50%           2.35%
DISTRICT OF COLUMBIA.........................       2.25%           2.25%
KANSAS.......................................        .00            2.00%
KENTUCKY.....................................       2.00%           2.00%
MAINE........................................        .00            2.00%
MICHIGAN.....................................        .00075%         .00075%
NEVADA.......................................        .00            3.50%
PUERTO RICO..................................       1.00%           1.00%
SOUTH DAKOTA.................................        .00            1.25%
TEXAS........................................        .04%            .04%
WEST VIRGINIA................................       1.00%           1.00%
WYOMING......................................        .00            1.00%

                                   APPENDIX C

PRIOR CONTRACTS

         Prior to October, 1993, the Company issued two classes of variable annuity contracts which are no longer being issued but under which purchase payments may continue to be made ("prior contracts") -- "Ven 3" contracts, which were sold during the period from November 1986 until October, 1993, and "Ven 1" contracts, which were sold during the period from June 1985 until June 1987.

         The principal differences between the contract offered by this Prospectus and the prior contracts relate to the investment options available under the contracts, charges made by the Company and death benefit provisions.

         Owners of Ven 3 and Ven 1 contracts may be eligible to exchange their contracts for a new contract or to add an enhanced death benefit endorsement to their contracts. See " Exchange Offer" and " Enhanced Death Benefit Option" in the Prospectus.

INVESTMENT OPTIONS

         The Ven 3 and Ven 1 contracts do not provide for a fixed-dollar accumulation prior to the maturity date. Thus the descriptions in this Prospectus of the Fixed Account Investment Options, loan provisions, Guarantee Plus Program and the transfer and Dollar Cost Averaging provisions, to the extent that they relate to the fixed account investment options, are not applicable to the prior contracts. Ven 1 differs further in that only three of the thirteen sub-accounts of the Variable Account are available for the investment of contract values, namely, the Equity Sub-Account, the Investment Quality Bond Sub-Account and the Money Market Sub-Account.

WITHDRAWAL CHARGES

         The withdrawal charges under the prior contracts differ from the withdrawal charges described in this Prospectus.

Ven 3 Withdrawal Charge.

         The withdrawal charge assessed under the Ven 3 contract is as follows:

         If a withdrawal is made from the contract before the maturity date, a 5% withdrawal charge (contingent deferred sales charge) may be assessed. The amount of the withdrawal charge and when it is assessed are discussed below:

         1. Withdrawals are allocated to purchase payments on a first-in-first-out basis. Each time a contract owner requests a withdrawal, whether or not a withdrawal charge is assessed, the Company will liquidate purchase payments equal to the amount requested in the order such purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc... until all purchase payments have been liquidated. Once all purchase payments have been liquidated, additional withdrawals will be allocated to the remaining contract value.

         2. A withdrawal charge will be assessed against purchase payments liquidated in excess of the free withdrawal amount. The free withdrawal amount in any contract year is the greater of: (i) 10% of the contract value at the beginning of the contract year, or (ii) 10% of the total purchase payments made in the current contract year and the preceding 4 contract years plus the amount of all unliquidated purchase payments made 5 or more contract years prior to the current contract year. Therefore, no withdrawal charge will apply to any purchase payment that has been in the contract for at least 5 years. After all purchase payments have been liquidated, any remaining contract value (accumulated earnings) may be withdrawn free of charge.

         3. The withdrawal charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. The withdrawal charge is deducted from the contract value by canceling accumulation units of a value equal to the charge and is deducted from each investment account ("subdivision") in proportion to the amount withdrawn from each investment account. In the case of a partial withdrawal the amount requested from an investment account may not exceed the value of that investment account less any applicable withdrawal charge.

         4. Under no circumstances will the total of all withdrawal charges exceed 5% of total purchase payments.

         There is no withdrawal charge on distributions made as a result of the death of the annuitant or contract owner. There is also no withdrawal charge on amounts applied to an annuity option at the maturity date, as provided in the contract.

Ven 1 Withdrawal Charge.

         The withdrawal charge ("surrender charge") assessed under the Ven 1 contract is as follows:

         If a contract is surrendered, in whole or in part, before the maturity date, a withdrawal charge may be assessed. The amount of the withdrawal charge and when it is assessed are discussed below:

         The withdrawal charge is 5% of the lesser of (1) the amount surrendered or (2) the total of all purchase payments made within the sixty months immediately preceding the date of surrender. The charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete surrender when it is deducted from the amount otherwise payable. After the first contract year, no withdrawal charge will be made on that part of the first surrender in any contract year which does not exceed 10% of the contract value computed as of the date of such surrender. The right to surrender up to 10% of the contract value free of any withdrawal charge does not apply to qualified contracts issued as tax-sheltered annuities under
Section 403(b) of the Internal Revenue Code. There is no withdrawal charge on distributions made as a result of the death of the annuitant or contract owner. Under no circumstances will the total of all withdrawal charges exceed 9% of total purchase payments.

         The withdrawal charge will be deducted from the contract value by canceling accumulation units of a value equal to the charge. It will be made from each investment account in proportion to the amount withdrawn from such investment account.

OTHER CONTRACT CHARGES

         The Ven 1 contract provides for the deduction from each sub-account each valuation period of a charge at an effective annual rate of 1.30% of the contract reserves allocated to such sub-account, consisting of .8% for the mortality risk assumed by the Company and .5% for the expense risk assumed by the Company. However, there is no administration charge under the Ven 1 contract other than the $30 annual administration fee.

DEATH BENEFIT PROVISIONS

Ven 3 Death Benefit Provisions

         The provisions governing the death benefit prior to the maturity date under the Ven 3 contract are as follows:

         Death of Owner. The Company will pay a minimum death benefit to the beneficiary if the contract owner is the annuitant and dies before the maturity date. If the contract owner is not the annuitant and the contract owner dies before the annuitant and before the maturity date (or the contract owner is the annuitant and there is a surviving co-annuitant), instead of a minimum death benefit, the Company will distribute the contract owner's entire interest in the contract (the contract value determined on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office) to the contract owner's estate or to a successor owner. Distributions to a beneficiary, successor owner, or estate, as appropriate, will be made no later than 5 years after the contract owner's death, unless (1) the contract owner's spouse is the beneficiary or successor owner (in which case the spouse will be treated as the owner and distribution will be made no later than the date on which distribution would be required in accordance with this paragraph after the death of the spouse), or (2) the distribution is made to the beneficiary or successor owner who is an individual, begins not later than a year after the contract owner's death, and is made over a period not greater than the life expectancy of that beneficiary or successor owner.

         Death of Annuitant. A minimum death benefit will be paid to the beneficiary if the contract owner is not the annuitant and the annuitant dies before the contract owner and before the maturity date. If there is a co-annuitant, the minimum death benefit will be paid on the death of the last surviving co-annuitant.

         Entity as Owner. If the contract is not owned by an individual, for example, if it is owned by a corporation or a trust, the special rules stated in this paragraph apply. A change in the annuitant shall be treated as the death of the owner for purposes of these special distribution rules and the Company will distribute the contract owner's entire interest in the contract. Distributions to the contract owner or to the beneficiary, as appropriate, will be made not later than 5 years after the annuitant's death, unless (1) the annuitant's spouse is the beneficiary (in which case the spouse will be treated as the contract owner and distribution will be made no later than the date on which distribution would be required in accordance with this paragraph after the death of the spouse), or (2) the distribution is made to a beneficiary who is an individual, begins not later than a year after the annuitant's death, and is made over a period not greater than the life expectancy of that beneficiary.

         General Provisions. If there is more than one individual contract owner, death benefits must be paid as provided in the contract upon the death of any such contract owner.

         If there is both an individual and a non-individual contract owner, death benefits must be paid as provided in the contract upon the death of the annuitant or any individual contract owner, whichever occurs earlier.

         Due proof of death and all required claim forms are required upon the death of the contract owner or annuitant.

         During the first five contract years, the minimum death benefit payable to a beneficiary upon death of the annuitant is the greater of (a) the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or (b) the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals. During any subsequent five contract year period, the minimum death benefit will be the greater of (a) the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or
(b) the minimum death benefit determined in accordance with these provisions as of the last day of the previous five contract year period plus any purchase payments made and less any amount deducted in connection with partial withdrawals since then. The death benefit will be paid within seven days of receipt of due proof of death and all required claim forms at the Company's Annuity Service Office, subject to postponement under the same circumstances that payment of withdrawals may be postponed.

Ven 1 Death Benefit Provisions

         The death benefit provisions of the Ven 1 contract are as described above for the Ven 3 contract except that (i) the Ven 1 contract does not provide for the designation of successor owners or co-annuitants or changes of annuitants and (ii) the Ven 1 contract does not make special adjustments to the minimum death benefit for subsequent five contract year periods. The Enhanced Death Benefit is not available for the Ven 1 contract.

OTHER CONTRACT PROVISIONS

Transfers

         Under Ven 3 and Ven 1 contracts, owners may transfer all or part of their contract value to a fixed annuity contract issued by the Company at any time. In such case, the Company will waive any withdrawal charge that would otherwise be applicable under the terms of the contract. Similarly, the Company will permit holders of such fixed contracts to transfer certain contract values to the Variable Account. In such case, the contract values transferred will be attributable to certain purchase payments made under the fixed contract. For purposes of calculating the withdrawal charge under the contract, the contract date will be deemed to be the date of the earliest purchase payment transferred from the fixed contract and the date of other purchase payments transferred will be deemed to be the dates actually made under the fixed contract. A transfer of all or a part of the contract value from one contract to another may be treated as a distribution of all or a part of the contract value for Federal tax purposes.

         Under the Ven 1 contract, a contract owner may transfer prior to the maturity date amounts among investment accounts of the contract without charge, but such transfers cannot be made on more than two occasions in any contract year. After annuity payments have been made for at least 12 months under a Ven 1 contract, all or a portion of the assets held in a sub-account with respect to the contract may be transferred by the annuitant to one or more other sub-accounts. Such transfers can be made only once each 12 months upon notice to the Company at least 30 days before the due date of the first annuity payment to which the change will apply.

Annuity Option Provisions

         Under Ven 3 and Ven 1 contracts, there is no prescribed maturity date that will govern in the absence of contract owner selection. The owner must select a maturity date in the application. If no annuity option is selected by the owner of a Ven 3 or Ven 1 contract, the automatic option will be on a variable, not fixed, basis.

         Ven 3 and Ven 1 contracts require a minimum contract value in order to effect an annuity -- $2,000 for a Ven 3 contract and $5,000 for a Ven 1 contract, except for certain qualified Ven 1 contracts where the minimum is $3,500. Ven 3 and Ven 1 contracts prescribe no minimum amount for the first annuity payment but reserve the right to change the frequency of annuity payments if the first annuity payment would be less than $50.

Purchase Payments

         The provisions governing purchase payments under Ven 1 contracts are as follows: For qualified contracts, the minimum purchase payment is $25. For nonqualified contracts, the minimum initial purchase payment is $5,000 and the minimum subsequent purchase payment is $300. The Company may refuse to accept any purchase payment in excess of $10,000 per contract year.

Annuity Rates

         The annuity rates guaranteed in the Ven 1 contract differ from those guaranteed in the Ven 7 and Ven 3 contracts for annuitants of certain ages.

EXPENSE SUMMARY

         The following table and example are designed to assist contract owners in understanding the various costs and expenses that contract owners bear directly and indirectly. The table reflects expenses of the separate account and the underlying portfolio company. In addition to the items listed in the following table, premium taxes may be applicable to certain contracts. The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Appendix (see "Other Contract Charges") and in the Prospectus (see "Charges and Deductions"). The items listed under "Trust Annual Expenses" are described in detail in the accompanying Trust Prospectus to which reference should be made.

CONTRACT OWNERS TRANSACTION EXPENSES

                            Ven 1 and Ven 3 Contracts

            Deferred sales load (as percentage of purchase payments)

                NUMBER OF COMPLETE YEARS              WITHDRAWAL CHARGE
                   PURCHASE PAYMENT IN                   PERCENTAGE
                        CONTRACT
                -------------------------------------------------------
                           0                                 5%
                           1                                 5%
                           2                                 5%
                           3                                 5%
                           4                                 5%
                           5+                                0%

                            Ven 1 and Ven 3 Contracts

ANNUAL CONTRACT FEE..................................................      $30

                                 Ven 1 Contracts

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Mortality and expense risk fees......................................      1.30%

Total Separate Account Annual Expenses...............................      1.30%

                                 Ven 3 Contracts

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Mortality and expense risk fees......................................    1.25%
Administration fee - asset based.....................................    0.15%

Total Separate Account Annual Expenses...............................    1.40%

                            Ven 1 and Ven 3 Contracts

TRUST ANNUAL EXPENSES
(as a percentage of Trust average net assets)

See "Summary - Trust Annual Expenses" in the Prospectus.

                                 Ven 1 Contracts

EXAMPLE

A contract owner would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if the contract owner surrendered the contract at the end of the applicable time period:

TRUST PORTFOLIO                         1 YEAR          3 YEARS           5 YEARS         10 YEARS
--------------------------------------------------------------------------------------------------
Equity..............................      74               117               169              252
Investment Quality Bond.............      73               116               166              246
Money Market........................      71               110               156              225

A contract owner would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if the contract owner annuitized as provided in the contract or did not surrender the contract at the end of the applicable time period:


TRUST PORTFOLIO                         1 YEAR          3 YEARS           5 YEARS         10 YEARS
--------------------------------------------------------------------------------------------------
Equity .............................      22                68               117              252
Investment Quality Bond.............      22                67               114              246
Money Market........................      20                60               104              225

                                 Ven 3 Contracts

EXAMPLE

A contract owner would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if the contract owner surrendered the contract at the end of the applicable time period:

TRUST PORTFOLIO                         1 YEAR          3 YEARS           5 YEARS         10 YEARS
--------------------------------------------------------------------------------------------------
Small/Mid Cap.......................     $74              $133
International Small Cap.............      75               137
Global Equity.......................      72               127              $185             $288
Pasadena Growth.....................      71               125               181              280
Equity..............................      70               120               172              262
Value Equity........................      70               122               175              268
Growth and Income...................      70               120               172              262
International Growth and Income.....      76               139               205              328
Strategic Bond......................      71               124               178              275
Global Government Bond..............      71               124               179              276
Investment Quality Bond.............      69               119               169              256
U.S. Government Securities..........      69               118               168              253
Money Market........................      67               113               159              236
Aggressive Asset Allocation.........      71               123               178              274
Moderate Asset Allocation...........      70               121               174              267
Conservative Asset Allocation.......      70               122               176              270

A contract owner would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if the contract owner annuitized as provided in the contract or did not surrender the contract at the end of the applicable time period:

TRUST PORTFOLIO                         1 YEAR          3 YEARS           5 YEARS         10 YEARS
--------------------------------------------------------------------------------------------------
Small/Mid Cap.......................     $28               $85
International Small Cap.............      29                89
Global Equity.......................      26                79              $135             $288
Pasadena Growth.....................      25                77               131              280
Equity .............................      23                71               122              262
Value Equity........................      24                73               125              268
Growth and Income...................      23                71               122              262
International Growth and Income.....      30                91               156              328
Strategic Bond......................      24                75               128              275
Global Government Bond..............      24                75               129              276
Investment Quality Bond.............      23                70               119              256
U.S. Government Securities..........      22                69               118              253
Money Market........................      21                64               109              236
Aggressive Asset Allocation.........      24                75               128              274
Moderate Asset Allocation...........      24                73               124              267
Conservative Asset Allocation.......      24                74               126              270

                        TABLE OF ACCUMULATION UNIT VALUES

                                 Ven 3 Contracts

                                                  UNIT VALUE
                                                   AT START            UNIT VALUE AT           NUMBER OF UNITS
YEAR ENDED 12/31                                   OF YEAR              END OF YEAR             AT END OF YEAR
--------------------------------------------------------------------------------------------------------------
Equity Sub-account

1987................................              $10.000000*           $ 8.144663               4,242,221.369
1988................................                8.144663              9.695125              13,563,655.062
1989................................                9.695125             12.208846               1,443,222.778
1990 ...............................               12.208846             10.618693               2,192,929.561
1991................................               10.618693             12.349952               3,748,439.163
1992................................               12.349952             13.143309               4,354,245.114
1993................................               13.143309             15.075040               4,165,733.576
1994................................               15.075040             14.786831               2,684,785.345
1995................................               14.786831             20.821819               2,572,695.681

Pasadena*****

1992................................               10.000000              9.923524                 356,487.848
1993................................                9.923524              9.413546                 586,908.649
1994................................                9.413546              8.837480                 576,875.573
1995................................                8.837480             11.026969                 683,051.399

Value Equity******

1993................................               10.000000             11.175534                 251,822.076
1994................................               11.175534             11.107620                 562,603.632
1995................................               11.107620             13.548849                 818,646.261

Growth and Income Sub-account****

1991................................               10.000000             10.973500               1,530,130.493
1992................................               10.973500             11.927411               2,211,083.415
1993................................               11.927411             12.893007               2,248,648.359
1994................................               12.893007             13.076664               2,043,186.985
1995................................               13.076664             16.660889               2,105,056.205



International Growth and Income#
1995................................               10.000000             10.554228                 227,050.855

Strategic Bond******

1993................................               10.000000             10.750617                 163,195.638
1994................................               10.750617              9.965972                 181,540.594
1995................................                9.965972             11.716972                 211,267.468

Investment Quality Bond Sub-account
(formerly Bond Sub-account)

1987................................              $10.000000*           $10.357400               2,234,030.945
1988................................               10.357400             10.937890              10,253,483.698
1989................................               10.937890             12.008936               1,924,256.679

1990................................               12.008936             11.517610               1,423,403.443
1991................................               11.517610             13.183268               1,720,219.933
1992................................               13.183268             13.936240               1,572,065.442
1993................................               13.936240             15.118716               1,119,425.316
1994................................               15.118716             14.216516                 841,610.498
1995................................               14.216516             16.751499                 734,994.414

U.S. Government  Securities Sub-account
(formerly  U.S. Gov. Bond Sub-account)

1988................................              $10.000000**           $9.702201                  10,203.403
1989................................                9.702201             10.826483                 300,163.430
1990................................               10.826483             11.596537                 366,010.353
1991................................               11.596537             13.037076                 720,491.624
1992................................               13.037076             13.651495               1,938,232.553
1993................................               13.651495             14.490734               1,478,270.571
1994................................               14.490734             14.111357                 909,659.824
1995................................               14.111357             16.083213                 954,067.593

Money Market Sub-account

1987................................              $10.000000*           $10.317570                 510,079.365
1988................................               10.317570             10.865066                 983,327.102
1989................................               10.865066             11.634481               1,480,696.936
1990................................               11.634481             12.364687               4,430,249.555
1991................................               12.364687             12.890414               2,754,467.033
1992................................               12.890414             13.137257               2,138,783.498
1993................................               13.137257             13.303085               1,659,478.414
1994................................               13.303085             13.623292               3,357,660.681
1995................................               13.623292             14.190910               2,370,449.919

Global Equity Sub-account

1988................................              $10.000000**          $10.038462                 187,978.790
1989................................               10.038462             12.259530               1,599,855.768
1990................................               12.259530             10.827724               2,578,853.673
1991................................               10.827724             12.044260               2,395,298.635
1992................................               12.044260             11.790318               2,262,222.969
1993................................               11.790318             15.450341               3,100,733.209
1994................................               15.450341             15.500933               3,543,341.154
1995................................               15.500933             16.459655               2,642,703.724

Global Government Bond Sub-account

1988................................              $10.000000**          $10.097842                 108,831.804
1989................................               10.097842             10.404562                 300,163.262
1990................................               10.404562             11.642912                 470,980.068
1991................................               11.642912             13.302966                 692,920.988
1992................................               13.302966             13.415849                 976,794.214
1993................................               13.415849             15.741586               1,551,958.318
1994................................               15.741586             14.630721               1,018,783.920
1995................................               14.630721             17.772344                 793,225.829

Conservative Asset Allocation Sub-account

1989................................              $10.000000***         $10.052759              11,861,277.612
1990................................               10.052759              9.531831              10,705,080.076
1991................................                9.531831             11.166459               8,708,253.007
1992................................               11.166459             11.821212               7,777,630.143
1993................................               11.821212             12.705196               6,463,981.799
1994................................               12.705196             12.298940               4,556,265.387
1995................................               12.298940             14.320582               3,177,786.472

Moderate Asset Allocation Sub-account

1989................................              $10.000000***          $9.973206               2,137,590.858
1990................................                9.973206              9.221559              23,978,405.670
1991................................                9.221559             11.023964              22,330,124.078
1992................................               11.023964             11.772128              20,887,367.134
1993................................               11.772128             12.775798              17,512,695.707
1994................................               12.775798             12.396295              12,484,174.615
1995................................               12.396295             14.752561               9,042,096.910

Aggressive Asset Allocation Sub-account

1989................................              $10.000000***          $9.824046               7,476,667.034
1990................................                9.824046              8.982210               6,387,718.448
1991................................                8.982210             10.891189               6,407,235.310
1992................................               10.891189             11.623893               6,026,587.849
1993................................               11.623893             12.642493               5,042,331.574
1994................................               12.642493             12.381395               3,562,197.567
1995................................               12.381395             14.990551               2,708,444.950

*      Commencement of operations May 4, 1987
**     Commencement of operations March 18, 1988
***    Commencement of operations August 3, 1989
****   Commencement of operations April 23, 1991
*****  Commencement of operations December 11, 1992
****** Commencement of operations February 19, 1993

#      Commencement of operations January 9, 1995.


                                 Ven 1 Contracts

                                                  UNIT VALUE
                                                   AT START            UNIT VALUE AT            NUMBER OF UNITS
YEAR ENDED 12/31                                   OF YEAR              END OF YEAR              AT END OF YEAR
---------------------------------------------------------------------------------------------------------------
Equity Sub-account

1985................................              $10.000000*           $10.734987                     385.265
1986................................               10.734987             12.558028                   4,651.489
1987................................               12.558028             13.248428                 179,246.825
1988................................               13.248428             15.787546                 146,228.732
1989................................               15.787546             19.902359                 108,382.617
1990................................               19.902359             17.329021                  93,278.975
1991................................               17.329021             20.176180                  88,873.664
1992................................               20.176180             21.495619                  39,451.366
1993................................               21.495619             24.681624                  29,876.682
1994................................               24.681624             24.235928                  24,893.636
1995................................               24.235928             34.164256                  18,792.722

Investment Quality Bond Sub-account
(formerly called Bond Sub-account)

1985................................              $10.000000**          $10.455832                     157.237
1986................................               10.455832             11.689643                   2,426.738
1987................................               11.689643             11.841366                 164,289.054
1988................................               11.841366             12.518584                 157,248.809
1989................................               12.518585             13.759270                 113,311.078
1990................................               13.759270             13.210721                 100,560.220
1991................................               13.210721             15.137617                  75,660.271
1992................................               15.137617             16.019604                  38,307.149
1993................................               16.019604             17.397685                  25,428.550
1994................................               17.397685             16.377174                  17,796.020
1995................................               16.377174             19.318272                  13,340.073

Money Market Sub-account

1985................................              $10.000000***         $10.199136                     108.287
1986................................               10.199136             10.647679                     116.902
1987................................               10.647679             11.156548                  69,537.264
1988................................               11.156548             11.761294                  40,025.230
1989................................               11.761294             12.607783                  43,520.107
1990................................               12.607783             13.413682                  41,671.105
1991................................               13.413682             13.999175                  35,261.861
1992................................               13.999175             14.282708                   9,873.140
1993................................               14.282708             14.478685                   5,683.780
1994................................               14.478685             14.843213                   4,598.398
1995................................               14.843213             15.478376                   7,968.626

*        Commencement of operations July 1, 1985
**       Commencement of operations August 6, 1985
***      Commencement of operations August 23, 1985


                                     PART B

                            INFORMATION REQUIRED IN A

                       STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------------------------------
                      STATEMENT OF ADDITIONAL INFORMATION
                              NASL VARIABLE ACCOUNT
--------------------------------------------------------------------------------



                                       OF



                             NORTH AMERICAN SECURITY
                             LIFE INSURANCE COMPANY


                  FLEXIBLE PURCHASE PAYMENT INDIVIDUAL DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING




         This Statement of Additional Information is not a Prospectus. It contains information in addition to that described in the Prospectus and should be read in conjunction with the Prospectus dated the same date as this Statement of Additional Information. The Prospectus may be obtained by writing North American Security Life Insurance Company (the "Company") at the Annuity Service Office, P.O. Box 9230, Boston, Massachusetts 02205-9230 or telephoning (617) 266-6008.

      The date of this Statement of Additional Information is May 1, 1996.



                 North American Security Life Insurance Company
                              116 Huntington Avenue
                           Boston, Massachusetts 02116
                                 (617) 266-6008

--------------------------------------------------------------------------------

V7SAI.596

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

General Information and History......................................       3
Performance Data.....................................................       3
Services
       Independent Accountants.......................................       6
       Servicing Agent...............................................       6
       Principal Underwriter.........................................       6
       Cancellation of Contract......................................       6
Financial Statements.................................................       8

                         GENERAL INFORMATION AND HISTORY

         The NASL Variable Account ("Variable Account") is a separate investment account of the Company, a stock life insurance company organized under the laws of Delaware in 1979. The ultimate parent of the Company is The Manufacturers Life Insurance Company ("Manulife"), a Canadian mutual life insurance Company based in Toronto, Canada. Prior to January 1, 1996, the company was a wholly owned subsidiary of North American Life Assurance Company ("NAL"), a Canadian mutual life insurance company. On January 1, 1996 NAL and Manulife merged with the combined company retaining the Manulife name.

                                PERFORMANCE DATA

         Each of the sub-accounts may in its advertising and sales materials quote total return figures. For periods prior to August 7, 1989, performance data will be hypothetical figures based on the assumption that a contract offered by the Prospectus was issued when the sub-accounts first became available for investment under other contracts offered by the Company. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures, although standardized figures will always accompany non-standardized figures. Such figures will always include the average annual total return for recent one year and, when applicable, five and ten year periods and, where less than ten years, the period since the sub-account first became available for investment. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period. The average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated. In calculating standardized return figures, all recurring charges (all asset charges (mortality and expense risk fees and administration fees) and the $30 administration fee) are reflected, the asset charges are reflected in changes in unit values and the $30 administration fee is deducted as a dollar amount based on the approximate average contract size for contracts of this series issued by the Company in 1995 of $35,000. Standardized total return figures will be quoted assuming redemption at the end of the period. Such figures may be accompanied by non-standardized total return figures that are calculated on the same basis as the standardized returns except that the calculations (i) assume no redemption at the end of the period and (ii) do not reflect imposition of the $30 per contract charge inasmuch as the impact of such charge varies by contract size. The Company believes such non-standardized figures are useful to contract owners who wish to assess the performance of an ongoing contract of the size that is meaningful to the individual contract owner.

                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
                       CALCULATED AS OF DECEMBER 31, 1995


 TRUST PORTFOLIO                       1 YEAR                 5 YEAR           SINCE INCEPTION OR      INCEPTION DATE
                                                                               10 YEARS WHICHEVER
                                                                               IS SHORTER
---------------------------------------------------------------------------------------------------------------------
 Global Equity                          0.32%                  8.22%                  6.48%                3/18/88

 Pasadena Growth                       18.68%                    N/A                  1.90%               12/11/92

 Equity                                34.71%                 13.98%                12.09%*                6/18/85

 Value Equity                          15.88%                    N/A                  9.64%                2/19/93

 Growth and Income                     21.31%                    N/A                 10.97%                4/23/91

 International Growth                 -0.28%**                   N/A                    N/A                1/09/95
 and Income

 Strategic Bond                        11.47%                    N/A                  3.99%                2/19/93

 Global Government Bond                15.37%                  8.31%                  7.53%                3/18/88

 Investment Quality                    11.73%                    N/A                  7.36%                4/23/91
 Bond*

 U.S. Government                        7.87%                  6.21%                  6.95%                5/01/89
 Securities**

 Money Market                          -1.58%                  2.15%                 4.06%*                6/18/85

 Aggressive Asset                      14.97%                 10.30%                  6.72%                8/03/89
 Allocation

 Moderate Asset                        12.91%                  9.36%                  6.33%                8/03/89
 Allocation

 Conservative Asset                    10.34%                  7.96%                  5.73%                8/03/89
 Allocation



*  10 Year

** Aggregate total return from January 9, 1995 to December 31, 1995



              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
                       CALCULATED AS OF DECEMBER 31, 1995


 TRUST PORTFOLIO                       1 YEAR                 5 YEAR          SINCE INCEPTION OR       INCEPTION DATE
                                                                              10 YEARS WHICHEVER
                                                                              IS SHORTER
---------------------------------------------------------------------------------------------------------------------
 Global Equity                          6.18%                  8.74%                  6.56%                3/18/88

 Pasadena Growth                       24.78%                    N/A                  3.25%               12/11/92

 Equity                                40.81%                 14.42%                12.15%*                6/18/85

 Value Equity                          21.98%                    N/A                 11.19%                2/19/93

 Growth and Income                     27.41%                    N/A                 11.49%                4/23/91

 International Growth                  5.54**                    N/A                    N/A                1/09/95
 and Income


 Strategic Bond                        17.57%                    N/A                  5.69%                2/19/93

 Global Government Bond                21.47%                  8.83%                  7.62%                3/18/88

 Investment Quality                    17.83%                   N/A%                  7.94%                4/23/91
 Bond*

 U.S. Government                       13.97%                  6.76%                  7.03%                5/01/89
 Securities**

 Money Market                           4.17%                  2.79%                 4.15%*                6/18/85

 Aggressive Asset                      21.07%                 10.79%                  6.82%                8/03/89
 Allocation

 Moderate Asset                        19.01%                  9.85%                  6.43%                8/03/89
 Allocation

 Conservative Asset                    16.44%                  8.48%                  5.83%                8/03/89
 Allocation



*  10 Year

** Aggregate total return from January 9, 1995 to December 31, 1995


* Because the Investment Quality Bond Trust changed its subadviser and investment objective effective April 23, 1991, the Company has elected to quote performance for the Investment Quality Bond Sub-account only since the date of change in order to quote returns representative of its current objective and produced by its current portfolio manager. Per share information concerning the period prior to the change appears in the Trust's Prospectus. The average annual total rates of return for the one, five and ten year periods for the sub-account are available upon request.

**       The U.S. Government Securities Sub-account commenced operations on
March 18, 1988 by investing in shares of the Convertible Securities Trust. That Trust changed its investment objective and its investment Subadviser effective May 1, 1989, pursuant to a vote of its shareholders. In view of the change in investment objective and portfolio manager, the U.S. Government Securities Sub-account has elected to quote performance only since the date of the change in order to quote returns representative of its current objective and produced by its current portfolio manager. Per share information concerning the period prior to the change appears in the Trust's Prospectus. The average annual total rates of return for the one, five and ten year periods for the sub-account are available upon request.

         In addition to the non-standardized returns quoted above, each of the sub-accounts may from time to time quote aggregate non-standardized total returns calculated in the same manner as set forth above for other time periods. From time to time the Trust may include in its advertising and sales literature general discussions of economic theories, including but not limited to, discussions on how demographic and political trends can affect the financial markets. Further, the Trust may also include in its advertising and sales literature specific information on each of the Trust's subadvisers, including but not limited to, research capabilities of a subadviser, assets under management, information relating to other clients of a subadviser, and other generalized information.

                                    SERVICES

INDEPENDENT ACCOUNTANTS

         The financial statements of the Company and the Variable Account included in this Statement of Additional Information have been examined by Coopers & Lybrand L.L.P. certified public accountants, as indicated in their reports in this Statement of Additional Information, and are included herein in reliance upon such reports and upon the authority of such accountants as experts in accounting and auditing.

         The financial statements of the Company which are included in the Statement of Additional Information should be considered only as bearing on the ability of the Company to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.


SERVICING AGENT

         Vantage Computer Systems, Inc. ("Vantage") provides to the Company a computerized data processing recordkeeping system for variable annuity administration. Vantage provides various daily, semimonthly, monthly, semiannual and annual reports including: daily updates on accumulation unit values, variable annuity participants and transactions, agent production and commissions; semimonthly commission statements; monthly summaries of agent production and daily transaction reports; semiannual statements for contract owners; and annual contract owner tax reports. Vantage receives approximately $7 per policy per year, plus certain other fees paid by the Company for the services provided.


PRINCIPAL UNDERWRITER

         NASL Financial Services, Inc., a wholly-owned subsidiary ofthe Company, serves as principal underwriter of the contracts. Contracts are offered on a continuous basis. The aggregate dollar amount of underwriting commissions paid to NASL Financial Services, Inc. in 1995, 1994, and 1993 were $68,782,161, $69,999,469 and $60,174,411, respectively. The amounts retained by NASL Financial Services, Inc. during such periods were $0, $0 and $0, respectively.


CANCELLATION OF CONTRACT

         The Company may, at its option, cancel a contract at the end of any two consecutive contract years in which no purchase payments by or on behalf of the contract owner have been made, if both (i) the total purchase payments made for the contract, less any withdrawals, are less than $2,000; and (ii) the contract value at the end of such two year period is less than $2,000. The Company, as a matter of administrative practice, will attempt to notify a contract owner prior to such cancellation in order to allow the contract owner to make the necessary purchase payment to keep the contract in force.

         NORTH AMERICAN SECURITY LIFE INSURANCE COMPANY (A Wholly-Owned
                   Subsidiary of North American Life Assurance
                         Company of North York, Canada)

                                  ------------


                              FINANCIAL STATEMENTS

                               For the years ended
                        December 31, 1995, 1994 and 1993

                        REPORT OF INDEPENDENT ACCOUNTANTS




To the Board of Directors and
Shareholder of North American Security
Life Insurance Company:

We have audited the accompanying statements of admitted assets, liabilities, capital and surplus of North American Security Life Insurance Company (a wholly-owned subsidiary of North American Life Assurance Company of North York, Canada) as of December 31, 1995 and 1994, and the related statements of operations, capital and surplus, and cash flows for the three years ended December 31, 1995, 1994 and 1993. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of North American Security Life Insurance Company as of December 31, 1995 and 1994, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1995 in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Delaware, which practices are considered to be generally accepted accounting principles for wholly-owned stock life subsidiaries of mutual life insurance companies.

Our audit was conducted for the purpose of forming an opinion on the basic financial statements taken as a whole. The information contained in Schedule 1 - Selected Financial Data, is presented to comply with the NAIC's Annual Statement Instructions and is not a required part of the basic financial statements. Such information has been subjected to the auditing procedures applied in the audit of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

                                                    COOPERS & LYBRAND L.L.P.

Boston, Massachusetts
February 23, 1996

                 NORTH AMERICAN SECURITY LIFE INSURANCE COMPANY
                          (A WHOLLY-OWNED SUBSIDIARY OF
                      NORTH AMERICAN LIFE ASSURANCE COMPANY
                             OF NORTH YORK, CANADA)


         STATEMENTS OF ADMITTED ASSETS, LIABILITIES, CAPITAL AND SURPLUS

                           December 31, 1995 and 1994

                                                             1995                1994
                                                             ----                ----
ASSETS
Investments
  Bonds                                                $   16,281,452       $  333,973,085
  Mortgages                                                     --             115,429,834
  Real estate                                               4,847,164            4,745,559
  Common stock                                             20,097,789           11,039,222
  Policy loans                                                  --               2,579,308
  Cash and short-term investments                           1,797,230          101,578,176
                                                       --------------       --------------
         Total investments                                 43,023,635          569,345,184
  Accrued investment income                                   431,415            7,197,833
  Other assets                                              4,320,909            2,427,102
  Separate account assets                               4,914,727,917        3,661,278,295
                                                       --------------       --------------
         Total assets                                  $4,962,503,876       $4,240,248,414
                                                       ==============       ==============

LIABILITIES
  Aggregate reserves                                        1,931,894          519,092,606
  Transfers from separate account, net                   (156,458,903)        (148,035,998)
  Borrowed money                                          107,865,148          100,023,562
  Accrued interest on surplus note                          3,248,219            1,648,219
  Payable to Parent                                         3,033,665                --
  Funds held account from reinsurers                        9,000,000           12,000,000
  Asset valuation reserve                                   2,895,914            5,536,860
  Interest maintenance reserve                                  --               2,494,101
  Bank overdraft                                            8,606,730            9,547,533
  Amounts payable on reinsurance ceded                      7,256,229                --
  Payable to Parent on reinsurance ceded                        --               8,577,268
  Other liabilities                                        10,239,069            8,677,836
  Separate account liabilities                          4,914,727,917        3,661,278,295
                                                       --------------       --------------
         Total liabilities                              4,912,345,882        4,180,840,282

CAPITAL AND SURPLUS
  Common stock (Shares authorized: 3,000;
    issued and outstanding 2,600; par value $1,000)         2,600,000            2,600,000
  Surplus note payable to Parent                           20,000,000           20,000,000
  Paid-in capital in excess of par value                  110,633,000          110,633,000
  Unassigned deficit                                      (83,075,006)         (73,824,868)
                                                       --------------       --------------
         Total capital and surplus                         50,157,994           59,408,132
                                                       --------------       --------------
           Total liabilities, capital and surplus      $4,962,503,876       $4,240,248,414
                                                       ==============       ==============

    The accompanying notes are an integral part of the financial statements

                 NORTH AMERICAN SECURITY LIFE INSURANCE COMPANY
                          (A WHOLLY-OWNED SUBSIDIARY OF
                      NORTH AMERICAN LIFE ASSURANCE COMPANY
                             OF NORTH YORK, CANADA)


                            STATEMENTS OF OPERATIONS

                        December 31, 1995, 1994 and 1993


                                                          1995                1994              1993
                                                          ----                ----              ----

Revenues
  Annuity considerations and deposits               $  991,551,945      $1,139,953,302     $1,255,219,443
  Net investment income                                 35,909,722          30,559,559         27,851,126
  Commissions and expense allowances on
    reinsurance ceded                                   14,676,544           7,019,266            586,983
  Experience refund on reinsurance ceded                 3,901,633           4,967,753             --
  Reserve adjustments on reinsurance                   (48,222,552)         (6,023,746)       (23,681,983)
                                                    --------------      --------------     --------------
                                                       997,817,292       1,176,476,134      1,259,975,569
                                                    --------------      --------------     --------------

Expenses
  Annuity benefits                                     269,688,906         206,710,232        195,064,882
  Increase (decrease) in reserves                     (517,160,712)        146,552,124          5,337,935
  Increase in separate account liability               415,529,185         732,768,257        971,871,375
  Commissions                                           73,593,478          81,981,046         82,137,269
  General expenses                                      22,872,812          19,253,764         13,475,040
  Interest expense                                       8,980,132           4,599,441            456,196
  Recapture fee on reinsurance ceded                     1,445,889           8,029,909             13,300
  Initial consideration on reinsurance ceded           727,522,634              --                 --
                                                    --------------      --------------     --------------
                                                     1,002,472,324       1,199,894,773      1,268,355,997

Loss before federal income tax provision and
  realized capital losses                               (4,655,032)        (23,418,639)        (8,380,428)
Federal income tax provision                                --                   6,415            193,000
                                                    --------------      --------------     --------------
Loss after federal income tax provision                 (4,655,032)        (23,425,054)        (8,573,428)
Realized capital (losses)                               (2,632,953)         (7,029,018)        (2,104,462)
                                                    --------------      --------------     --------------
Net loss                                            $   (7,287,985)     $  (30,454,072)    $  (10,677,890)
                                                    ==============      ==============     ==============

    The accompanying notes are an integral part of the financial statements

                 NORTH AMERICAN SECURITY LIFE INSURANCE COMPANY
                          (A WHOLLY-OWNED SUBSIDIARY OF
                      NORTH AMERICAN LIFE ASSURANCE COMPANY
                             OF NORTH YORK, CANADA)


                        STATEMENTS OF CAPITAL AND SURPLUS

              For the years ended December 31, 1995, 1994 and 1993

                                                          1995              1994           1993
                                                          ----              ----           ----

Capital and Surplus - beginning of the year           $59,408,132       $51,722,525    $35,773,897
Net loss                                               (7,287,985)      (30,454,072)   (10,677,890)
Change in net unrealized capital gains (losses)           636,335)        3,514,108     (1,198,895)
Change in asset valuation reserve                       2,640,946         1,976,033     (5,847,867)
Increase in non-admitted assets                          (958,941)       (1,859,181)    (1,326,720)
Issuance of common stock                                                    600,000        458,000
Paid in capital in excess of par                                         29,400,000      4,542,000
Initial commission allowance on reinsurance ceded      (3,007,823)        4,508,719     10,000,000
Surplus note from Parent                                   --                --         20,000,000
                                                      -----------       -----------    -----------
Capital and Surplus - end of the year                 $50,157,994       $59,408,132    $51,722,525
                                                      ===========       ===========    ===========

     The accompanying notes are an integral part of the financial statements

                 NORTH AMERICAN SECURITY LIFE INSURANCE COMPANY
                          (A WHOLLY-OWNED SUBSIDIARY OF
                      NORTH AMERICAN LIFE ASSURANCE COMPANY
                             OF NORTH YORK, CANADA)


                            STATEMENTS OF CASH FLOWS

               For the years ended December 31, 1995, 1994 and 1993


                                                             1995              1994              1993
                                                             ----              ----              ----

From operating activities:
Annuity considerations and deposits                      $991,551,945    $1,139,953,302    $1,255,219,443
Allowances & reserve adjustments on reinsurance ceded     (33,546,008)        1,140,018       (20,898,549)
Net investment income                                      32,128,833        28,230,341        27,231,438
Experience refund on reinsurance ceded                      3,901,633         4,967,753            --
Surrender benefits and other fund withdrawals paid       (232,650,150)     (175,523,156)     (171,434,721)
Other benefits paid to policyholders                      (36,860,052)      (30,555,923)      (22,727,802)
Commissions, other expenses & taxes paid                  (97,024,418)     (100,210,171)      (93,392,207)
Net transfers to separate account                        (423,952,090)     (768,208,239)   (1,022,539,449)
Other operating expenses paid                            (735,369,347)      (13,571,986)       (1,546,814)
                                                         ------------    --------------    --------------
Net cash provided (used) by operating activities         (531,819,654)       86,221,939       (50,088,661)
                                                         ------------    --------------    --------------

From investing activities:
Proceeds from investments sold, matured or
 repaid:
 Bonds                                                    763,005,273       112,385,919        75,750,376
 Stocks                                                     5,080,010         5,805,050         5,818,725
 Mortgage loans                                           110,791,047        14,076,659         6,294,101
 Real estate                                                  860,375         5,950,412         5,528,761
Cost of investments acquired:
 Bonds                                                   (441,405,890)     (232,208,934)      (42,169,482)
 Stocks                                                   (10,137,862)         (488,212)      (11,144,711)
 Mortgage loans                                              (136,101)       (4,301,717)       (3,890,750)
                                                         ------------    --------------    --------------
Net cash provided (used) by investing activities          428,056,852       (98,780,823)       36,187,020
                                                         ------------    --------------    --------------
Other cash provided (applied):
 Capital and surplus paid-in                                   --            30,000,000         5,000,000
 Borrowed money                                             7,000,000        70,000,000        80,000,000
 Reinsurance ceding commission and expense allowance           --                --            25,000,000
 Other sources                                             11,380,829        17,892,210         4,771,451
 Other applications                                       (14,398,973)     (103,250,950)       (4,931,341)
                                                         ------------    --------------    --------------
          Total other cash provided (used)                  3,981,856        14,641,260       109,840,110
                                                         ------------    --------------    --------------
Net change in cash and short-term investments             (99,780,946)        2,082,376        95,938,469
Cash and short-term investments, beginning of year        101,578,176        99,495,800         3,557,331
                                                         ------------    --------------    --------------
Cash and short-term investments, end of year             $  1,797,230    $  101,578,176    $   99,495,800
                                                         ============    ==============    ==============

     The accompanying notes are an integral part of the financial statements

                 NORTH AMERICAN SECURITY LIFE INSURANCE COMPANY
                          (A WHOLLY-OWNED SUBSIDIARY OF
                      NORTH AMERICAN LIFE ASSURANCE COMPANY
                             OF NORTH YORK, CANADA)

                          NOTES TO FINANCIAL STATEMENTS

                      For the year ended December 31, 1995

A.   ORGANIZATION
     ------------

     North American Security Life Insurance Company ("the Company") is a wholly-owned subsidiary of North American Life Assurance Company of North York, Canada ("NAL"). See Note O for subsequent event describing merger with the Manufacturers Life Insurance Company.

     The Company issues fixed and variable annuity and variable life contracts (the "Contracts"). Amounts invested in the fixed portion of the Contracts are allocated to the general account of the Company (see Note F on fixed annuity reinsurance). Amounts invested in the variable portion of the Contracts are allocated to the separate accounts of the Company. The separate account assets are invested in shares of the NASL Series Trust, a no-load, open-end management investment company organized as a Massachusetts business trust.

     On June 19, 1992, the Company formed First North American Life
     Assurance Company ("FNA"). Subsequently, on July 22, 1992, FNA was granted a license by the New York State Insurance Department. FNA issues fixed and variable annuity contracts in the State of New York.

     NASL Financial Services Inc. ("NASL Financial"), a wholly-owned subsidiary of the Company, acts as investment adviser to the NASL Series Trust and principal underwriter of the Contracts issued by the Company and FNA. NASL Financial has entered into a promotional agent agreement with Wood Logan Associates, an affiliate of NAL, to act as the exclusive agent for promotion of annuity and variable life contract sales.

B.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
     ------------------------------------------

     BASIS OF REPORTING
     ------------------

     The Company's financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Insurance Department of the State of Delaware. These practices, in the case of a wholly-owned stock life insurance subsidiary of a mutual life insurance company, are considered to be generally accepted accounting principles (GAAP).

     The Financial Accounting Standards Board issued Interpretation 40, Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises, and Statement of Financial Accounting Standards No. 120, Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long- Duration participating Contracts. The American Institute of Certified Public Accountants issued Statement of Position 95-1, Accounting for Certain Insurance Activities of Mutual Life Insurance Enterprises. Neither of these groups has a role in establishing regulatory accounting practices.

                 NORTH AMERICAN SECURITY LIFE INSURANCE COMPANY

                                   ----------

     BASIS OF REPORTING, CONTINUED
     -----------------------------

     These pronouncements will require mutual life insurance companies to modify their financial statements in order for them to continue to be in accordance with generally accepted accounting principles, effective for 1996 financial statements. The manner in which policy reserves, new business acquisition costs, asset valuations and related tax effects are recorded will change. Management has not determined the impact of such changes on its financial statements.

     Certain amounts in the 1994 and 1993 financial statements are presented differently than in prior years to conform with 1995 presentation guidelines.

     PREPARATION OF FINANCIAL STATEMENTS
     -----------------------------------

     The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     FINANCIAL INSTRUMENTS
     ---------------------

     Financial instruments reported on the balance sheet consist primarily of investments in cash and short-term investments, marketable securities, and debt. Fair value of financial instruments have been determined through information obtained from market sources and management estimates. At December 31, 1995, the fair value of cash and short-term investments and debt approximates the carrying value due to the short maturity and variable interest rate arrangements, respectively.

     Credit risk associated with concentrations can arise when changes in economic, industry, or geographical factors affect groups of counterparties with similar characteristics causing aggregate credit exposure to be significant to the Company. All of the Company's investments in mortgage loans are collaterized by real estate which is geographically dispersed throughout the United States. During 1994, the most significant concentrations existed in California (40%), Georgia (14%) and Illinois (11%). The Company had no outstanding mortgages at December 31, 1995 (see Note G). There are no other significant concentrations of credit risk (See also Note C).

                 NORTH AMERICAN SECURITY LIFE INSURANCE COMPANY

                                   ----------

     INVESTMENTS AND INVESTMENT INCOME
     ---------------------------------

     Investments are valued in accordance with rules promulgated by the National Association of Insurance Commissioners ("NAIC"). Bonds and short-term investments, where eligible under NAIC rules, are valued at amortized cost.

     Investment income is recognized on the accrual basis. Unrealized gains or losses on investments are recorded in unassigned surplus. Realized gains or losses on investments sold are determined on the basis of the specific identification method.

     Common stocks are valued at market value except for investments in affiliates which are carried on the equity basis; and real estate acquired in satisfaction of debt which is stated at the lower of the appraised market value or the outstanding principal loan balance plus accrued interest and foreclosure costs.

     There are no mortgage loans outstanding at December 31, 1995 (See Note G). For the year ended December 31, 1994 mortgage loans in good standing are stated at the aggregate unpaid balance. Mortgage loans are considered to be in default if interest and principal payments are delinquent for more than 90 days. The Company writes-down mortgage loans in default to the lower of unpaid principal or the value of the underlying property. The Company maintains asset valuation reserves sufficiently in excess of minimum requirements which serve to cover the excess of the loan balance over the underlying property values on restructured loans.

     The maximum percentage of any one loan to the value of the property at the time of the original loan commitment, exclusive of purchase money mortgages, was 75%. Fire insurance is required on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings. At December 31, 1995, 1994, and 1993, the Company held $0, $414,974, and
     $5,682,476, respectively, of mortgages in default at statement value. In 1995, 1994 and 1993, the Company wrote- down $0, $1,745,682, and
     $1,915,623, respectively of mortgages held at year end to reflect the carrying value at the lower of appraised value or outstanding principal plus accrued interest and foreclosure costs.

     In 1995, 1994 and 1993, the Company transferred, in satisfaction of debt, mortgages with statement values of $2,405,052, $6,407,174 and $4,413,889, respectively to foreclosed real estate. Subsequently, in 1995, 1994 and 1993, the Company wrote-down $1,360,620, $0, and $1,016,484, respectively, on these properties to reflect the carrying value at the lower of the current market valuation or the value transferred at the time of foreclosure. At year end, the Company held $4,847,164 of foreclosed real estate at adjusted book value which approximates market value.

                 NORTH AMERICAN SECURITY LIFE INSURANCE COMPANY

                                   ----------

     SHORT-TERM INVESTMENTS
     ----------------------

     Short-term investments generally consist of U.S. Treasury bills, commercial paper and money market instruments whose maturities at the time of acquisition are one year or less. Short-term investments are valued at cost, which approximates market value.

     ASSET VALUATION RESERVE AND INTEREST MAINTENANCE RESERVE
     --------------------------------------------------------

     The Asset Valuation Reserve (AVR) is designed to mitigate the effect of valuation and credit related losses on all invested assets with risk of loss including mortgages, real estate, fixed-income securities, and common stocks. Changes in the AVR are accounted for as a direct increase or decrease in unassigned surplus.

     The Interest Maintenance Reserve (IMR) captures realized capital gains and losses which result from changes in interest rates for all fixed income securities and amortizes these capital gains and losses into investment income over the original life of the investments sold. During 1995, $11,040,025 of cumulative net gains were released from IMR in connection with a reinsurance treaty whereby the Company reinsured all of its fixed annuity business (see Note F). This accounting was approved by the State of Delaware Department of Insurance as a permitted practice. Total net gains (losses) of $(59,933) and $1,807,018 were realized of which $541,484 and $495,672 were amortized and included in net investment income in 1994 and 1993, respectively.

     AGGREGATE RESERVES
     ------------------

     The reserves, developed using accepted actuarial methods, have been established and maintained on the basis of published mortality tables and prescribed interest rates per the National Association of Insurance Commissioners' standard valuation law, as adopted by the State of Delaware. The method used for the valuation of annuities is the Commissioner's Annuity Reserve Valuation Method (CARVM). Under this method the reserve is the highest present value of all future guaranteed cash surrender values. In addition, the Company has established additional reserves during 1995 to cover the impact of guideline GGG. The method used for the valuation of Variable Life Insurance ("VLI") is the Commissioners Reserve Valuation Method (CRVM). Under this method, the VLI reserves are equal to the present value of future death benefits, with a minimum of the cash surrender value.

     RECOGNITION OF PREMIUM REVENUE AND RELATED EXPENSES
     ---------------------------------------------------

     Premium revenues are recognized as received. Expenses, including acquisition costs such as commissions and other costs in connection with acquiring new business, are charged to operations as incurred.

                 NORTH AMERICAN SECURITY LIFE INSURANCE COMPANY

                                   ----------

     SEPARATE ACCOUNT
     ----------------

     Separate account assets represent mutual funds held for the exclusive benefit of both variable annuity and variable life contractholders and are reported at fair market value. Since the contractholders receive the full benefit and bear the full risk of the separate account investments, the income, realized and unrealized gains and losses from such investments, is offset by an equivalent change in the liabilities related to the separate accounts. Transfers from separate account, net, primarily represents the difference between the contract owner's account value and the CARVM reserve.

     UNCONSOLIDATED SUBSIDIARIES
     ---------------------------

     The Company records its equity in the earnings of unconsolidated subsidiaries as net investment income. The Company owns 100% of the outstanding common stock of First North American Life Assurance Company and NASL Financial
     Services, Inc.


     Summarized financial data for unconsolidated subsidiaries at December 31, 1995 and 1994 is shown below:

     (in thousands)                        1995         1994
                                           ----         ----

     Total assets at year-end            $318,326     $194,177
     Total liabilities at year-end        304,409      183,777
     Net income                             1,220          894

     INCOME TAXES
     ------------

     The Company files a consolidated federal income tax return with its subsidiaries, FNA and NASL Financial. The Company files separate state income tax returns.

     The method of allocation between the companies is subject to a tax sharing agreement. Tax liability is allocated to each member on a pro rata basis based on the relationship the member's tax liability (computed on a separate return basis) bears to the tax liability of the consolidated group.

                 NORTH AMERICAN SECURITY LIFE INSURANCE COMPANY

                                   ----------

C.   INVESTMENTS
     -----------

     Net investment income was as follows:

                                            1995               1994              1993
                                            ----               ----              ----

Bonds                                   $18,046,504        $16,182,157        $14,861,152
Common stock                                137,862            498,222            125,986
Equity in undistributed income
  (loss) of subsidiaries                   (482,580)           737,688           (747,294)
Short-term investments                    2,642,678          1,664,563            104,719
Mortgage loans                            5,420,613         12,026,724         13,830,160
Real estate                               1,071,080          1,248,043            635,245
Policy loan interest                        (32,300)            10,658             66,228
Amortization of IMR                      11,040,025            541,484            495,672
Investment expenses                      (1,934,160)        (2,349,980)        (1,520,742)
                                        -----------        -----------        -----------
Net investment income                   $35,909,722        $30,559,559        $27,851,126
                                        ===========        ===========        ===========


     Statement of Financial Accounting Standards No. 107 (SFAS 107), "Disclosures about Fair Value of Financial Instruments," requires disclosures, if practical, of fair value information about financial instruments, whether or not recognized in the balance sheet. SFAS 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Presentation of the estimated fair value of assets without a corresponding revaluation of liabilities associated with insurance contracts can be misinterpreted.

                 NORTH AMERICAN SECURITY LIFE INSURANCE COMPANY

                                   ----------

The amortized cost and estimated fair values of investments in debt securities at December 31, 1995 and 1994 are as follows:

                                            December 31, 1995
                              --------------------------------------------------
                                              Gross         Gross      Estimated
                              Amortized    Unrealized    Unrealized       Fair
(in thousands)                  Cost          Gains        Losses        Value
                                ----          -----        ------        -----


U.S. Treasury securities
and obligations of U.S.        $ 8,998        $362           $3         $ 9,357
Government agencies

Corporate securities             3,672         125            3           3,794

Mortgage-backed securities       3,611         195            0           3,806
                               -------        ----           --         -------
          Totals               $16,281        $682           $6         $16,957
                               =======        ====           ==         =======


                                            December 31, 1995
                              --------------------------------------------------
                                              Gross         Gross      Estimated
                              Amortized    Unrealized    Unrealized       Fair
(in thousands)                  Cost          Gains        Losses        Value
                                ----          -----        ------        -----
U.S. Treasury
securities and                 $  8,673      $   70        $  402       $  8,341
obligations of U.S.
Government agencies

Corporate securities            294,447         939         6,185        289,201

Mortgage-backed                  30,853          16         2,267         28,602
securities
                               --------      ------        ------       --------
          Totals               $333,973      $1,025        $8,854       $326,144
                               ========      ======        ======       ========


The fair value of debt securities were determined based on quoted market prices or dealer quotes.

                 NORTH AMERICAN SECURITY LIFE INSURANCE COMPANY

                                   ----------


     The amortized cost and estimated market value of debt securities at December 31, 1995, by the contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers or lenders may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                 Estimated
                                             Amortized              Fair
     (in thousands)                            Cost                 Value
                                             ---------           ----------

     Due in one year or less                  $ 2,162             $ 2,175
     Due after one year through five years      5,336               5,553
     Due after five years through ten years     4,281               4,439
     Due after ten years                          892                 984
                                              -------             -------
          Sub-totals                           12,671              13,151
     Mortgage-backed securities                 3,610               3,806
                                              -------             -------
          Totals                              $16,281             $16,957
                                              =======             =======

     Gross gains of $10,452,916, $1,600,852 and $2,015,587 and gross losses of
     $2,035,657, $1,660,785 and $208,569 were recognized on those sales for the years ended December 31, 1995, 1994 and 1993, respectively. Net realized gains (losses) of $8,417,259 (see Note A), $(59,933) and $1,797,140 for the
     years ended December 31, 1995, 1994 and 1993, respectively, were transferred to IMR.

     Policy loans are an integral component of insurance policies, therefore, it is not practicable to value policy loans.

                 NORTH AMERICAN SECURITY LIFE INSURANCE COMPANY

                                   ----------

D.   FEDERAL INCOME TAXES
     --------------------

     At December 31, 1995 and 1994 the Company had net operating loss carryforwards of approximately $33,000,000 and $21,000,000, respectively, which expire between the years 2007 and 2010.

E.   LIFE AND ANNUITY ACTUARIAL RESERVES
     -----------------------------------

     The Company issues flexible premium deferred combination fixed and variable annuity contracts and variable life insurance contracts. Reserves for these contracts are established using the Commissioners Annuity Reserve Valuation Method ("CARVM") and the Commissioner's Reserve Valuation Method ("CRVM") as adopted by the State of Delaware Insurance Department. The reserves for the fixed portion of the contracts are subject to an indemnity reinsurance agreement and the reserves for the variable portion of the contracts are held in the separate account. The Company has now reinsured its Minimum Guaranteed Death Benefit risks, and accordingly, is holding no reserve for this risk, which relates to the excess of Death Benefit over policyholder Account Value. The Company does not offer surrender values in excess of the reserves.


     Withdrawal characteristics of Annuity Actuarial Reserves and Deposit
     Liabilities are as follows:

     Subject to discretionary withdrawal
       with market value adjustment               $  467,775,126      8.53%

     Subject to discretionary withdrawal
       at book value less surrender charge           228,269,135      4.16

     Subject to discretionary withdrawal
       at market value                             4,760,670,029     86.79

     Subject to discretionary withdrawal
       at book value                                  11,553,562       .21
                                                  --------------     -----
          Subtotal                                 5,468,267,852     99.69

     Not subject to discretionary
       withdrawal provision                           17,150,937       .31
                                                  --------------     -----
     Total gross annuity actuarial reserves and
      deposit fund liabilities                     5,485,418,789       100%
                                                  --------------     =====
     Reinsurance ceded                               729,344,503
                                                  --------------
     Total net annuity actuarial reserves and
      deposit funds liabilities                   $4,756,074,286
                                                  ==============

                                       14

                 NORTH AMERICAN SECURITY LIFE INSURANCE COMPANY

                                   ----------

F.   REINSURANCE
     -----------

     Effective June 30, 1995 an indemnity coinsurance agreement was entered into between the Company and Peoples Security Life Insurance Company ("Peoples" or "the Reinsurer"), a AAA rated subsidiary of the Providian Corporation, to reinsure both in force and new fixed annuity business written by the Company.

     The indemnity aspects of the agreement provide that the Company remains liable for the contractual obligations whereas the Reinsurer agrees to indemnify the Company for any contractual claims incurred. The coinsurance aspects of the agreement required the Company to transfer all assets backing the fixed annuity obligations to the Reinsurer together with all future fixed premiums received by the Company for fixed annuity contracts. Once transferred, the assets belong to the Reinsurer. In exchange, the Reinsurer reimburses the Company for all claims and provides expense allowances to cover commissions and other costs associated with the fixed annuity business.

     The Reinsurer is responsible for investing the assets and is at risk for any potential investment gains and losses. There is no recourse back to the Company if investment losses are incurred. Under this agreement the Company will continue to administer the fixed annuity business for which it will earn an expense allowance. The Company has set up a reserve of $1,931,894 to recognize that expense allowances received from Providian under this indemnity coinsurance agreement do not fully reimburse the Company for overhead expenses allocated to the fixed annuity line of business.

     The reinsurance agreement required the Company to transfer to the Reinsurer a consideration of $726.7 million, in cash or securities, to cover all in force business as of June 30, 1995.


     The financial impact of the reinsurance agreement was as follows:

                                              (in millions)
Net loss from operations:
       Consideration paid to reinsurer           $(726.7)
       Net reserves reinsured                      725.1
       Expense gap reserve                          (1.9)
                                                 -------
                                                    (3.5)
Capital and Surplus adjustments:
       Release of IMR                               11.0
       Market loss on sale of mortgages             (2.2)
       Release of bond and mortgage asset
         valuation reserve                           4.7
                                                 -------
       Net impact on surplus                       $10.0
                                                 =======

                 NORTH AMERICAN SECURITY LIFE INSURANCE COMPANY

                                   ----------

     REINSURANCE, CONTINUED
     ----------------------

     Effective July 1, 1995 and August 1, 1995, respectively, the Company entered into treaties with the Connecticut General Life Insurance Company ("CIGNA") and Swiss Re Life Company America companies to reinsure its Minimum Death Benefit Guarantee risks. Each company has assumed 50% of the risk. In addition, the Company reinsured 50% of its risk related to the waiving of surrender charges at death with CIGNA. The Company is paying the reinsurers an asset based premium, the level of which varies with both the amount of exposure to this risk and the realized experience.

     On December 7, 1995, the Company entered into a letter of intent with Transamerica Occidental Life Insurance Company. Transamerica will reinsure a 50% quota share of the variable portion of the Company's VLI contracts. In addition, Transamerica will also reinsure 80% of this product's net amount at risk in excess of the Company's retention limit of $100,000 on a YRT basis.

     During 1984, the Company assumed from its parent, NAL, approximately 26% of NAL's ordinary and group vested annuity contracts issued in the United States prior to 1983. In 1984, the Company received consideration from NAL relating to the agreement of $800,000. In December, 1989 the percentage assumed was increased to 90% and the Company recognized consideration of $2,325,000. On March 31, 1995, this agreement was 100% recaptured. To effect this recapture the Company paid NAL $1,445,889. At December 31, 1994, the Company's liability for future policy benefits was $1,635,097.

     Effective October 1, 1988, the Company ceded 18% of its variable annuity contracts (policy from 203-VA) to its parent NAL under a modified coinsurance agreement. Under this agreement, NAL provides the Company with an expense allowance on reinsured premiums which is repaid out of a portion of future profits on the business reinsured. The agreement provides full risk transfer of mortality, persistency and investment performance to the reinsurer with respect to the portion reinsured. Effective July 1, 1992, the quota share percentage was increased to 36%.

     On December 31, 1993 the Company entered into a modified coinsurance agreement with an ITT Lyndon Life, a non-related third party to cede the remaining 64% of the Company's variable annuity contracts (policy form 203-VA) and 95% of the Company's new variable annuity contract series issued in 1994 (policy form Ven 10). The Company received approximately $25 million in cash representing withheld premiums of $15 million and $10 million ceding commission. The amounts of withheld premiums will be repaid with interest over 5 years. The ceding commission is payable out of future profits generated by the business reinsured.

                 NORTH AMERICAN SECURITY LIFE INSURANCE COMPANY

                                   ----------

     REINSURANCE, CONTINUED
     ----------------------

     Effective December 31, 1994, the Company recaptured its reinsurance with NAL. Upon recapture, 1994 operating results were negatively impacted by a one-time recapture fee of approximately $6.5 million. Concurrent with this transaction, the Company ceded 31% of the recaptured contracts (policy form 203-VA) to ITT Lyndon Life bringing the portion of these contracts reinsured by ITT Lyndon to 95%. In return, the Company received consideration of $5.2 million which is reflected as a surplus adjustment and will be amortized into income in future years.

     Effective December 31, 1994, the Company entered into indemnity reinsurance agreement with Paine Webber Life to reinsure a portion of its policy forms 207-VA, VFA, VENTURE.001, and VENTURE.003. The quota share percentage varies between 15% and 35% depending on the policy form. The form of reinsurance is modified coinsurance and only covers the variable portion of contracts written by Paine Webber brokers. The Company received an allowance of $1,580,896 to complete this transaction. All elements of risk (including mortality, persistency, investment performance) have been transferred with the exception of the minimum death benefit guarantee. The Company receives an allowance to cover the expected cost of the minimum death benefit guarantee.

G.   RELATED PARTY TRANSACTIONS
     --------------------------

     In connection with the fixed annuity indemnity coinsurance agreement (See Note F), the Company pooled its mortgage portfolio (book value of approximately $106 million) and transferred a senior participation interest to an affiliate of the reinsurer. The senior interest was transferred for a purchase price of approximately $72 million and entitles an affiliate of the reinsurer to 100% of the cash flows produced by the portfolio until they recover in full the purchase price with interest at a rate of 7.52%. The remaining residual interest was transferred to First North American Realty, Inc., a wholly-owned subsidiary of NAL for a purchase price of $33 million. As a result of the sale of the senior and residual interests in the Company's mortgages, the Company has no further economic interest in any mortgages and hence has reported zero for mortgage loan assets on its balance sheet as of December 31, 1995.

                 NORTH AMERICAN SECURITY LIFE INSURANCE COMPANY

                                   ----------


     RELATED PARTY TRANSACTIONS, CONTINUED
     -------------------------------------

     The Company utilizes various services administered by NAL, such as payroll and investment accounting. The charges for these services were approximately $295,000, $234,000 and $232,000, in 1995, 1994 and 1993,
     respectively. At December 31, 1995, the Company had a net liability to NAL for $5,928,889.

     The Company provides various services and personnel to FNA for accounting, actuarial, administration, and systems support. These services are allocated on a pro rata basis and charged as incurred. The total costs allocated for these services in 1995, 1994 and 1993 was approximately $456,000, $418,000 and $310,000, respectively. At December 31, 1995, the
     Company had a net receivable from FNA for $1,427,631.

     The Company's annuity and insurance contracts are distributed through NASL Financial pursuant to an underwriting agreement. At December 31, 1995, the Company had a receivable from NASL Financial for $881,119.

     The financial statements have been prepared from the records maintained by the Company and may not necessarily be indicative of the financial condition or results of operations that would have occurred if the Company had been operated as an unaffiliated corporation.

H.   INVESTMENTS ON DEPOSIT WITH REGULATORY AUTHORITIES
     --------------------------------------------------

     Bonds and United States Treasury Notes with a carrying value of $5,600,444 at December 31, 1995, and $6,620,154 at December 31, 1994, were on deposit with, or in custody accounts on behalf of, certain state insurance departments.

I.   BORROWED MONEY
     --------------

     The Company has an unsecured line of credit with State Street Bank and Trust, in the amount of $10 million, bearing interest at the bank's prime rate (8.5% at December 31, 1995). There were no outstanding balances at December 31, 1995 and 1994. Interest expense was approximately $76,000, $81,600 and $236,000 in 1995, 1994 and 1993, respectively.

     In December 1994, the Company entered into a $150 million revolving credit and term loan agreement (the "Loan") with the Canadian Imperial Bank of Commerce and Deutsche Bank AG ("CIBC"). The amount outstanding at December 31, 1995 was, $107 million and is payable in quarterly installments through December 31, 1999. Interest is due at the maturity of each LIBOR contract. The interest rate is determined based on LIBOR plus an interest rate margin. Accrued interest at December 31, 1995 is $865,148.

                 NORTH AMERICAN SECURITY LIFE INSURANCE COMPANY

                                   ----------

     BORROWED MONEY, CONTINUED
     -------------------------

     The Loan is collaterized by the mortality and expense risk charges and surrender charges due from the separate account, excluding any portion thereof subject to existing reinsurance agreements. The Loan is subordinated in every respect to the claims of the Company's contractholders as directed by the Insurance Commissioner of the State of Delaware. The Company is subject to various affirmative and negative covenants under this Loan, whereby breach of these covenants could cause an event of default. Such covenants require the Company to meet certain financial ratios and places restrictions on the incurrence of additional debt, reinsurance and capital changes.

J.   SURPLUS NOTES
     -------------

     The Company received $20 million on December 20, 1994 pursuant to a surplus note agreement with NAL bearing interest at 8%. The note and accrued interest are subordinated to payments due to policyholders, and other claimants. Principal and interest payments can be made only upon prior approval of the Delaware Insurance Commissioner. Interest accrued at December 31, 1995 is $3,248,219, and was paid on January 2, 1996.

K.   DEFERRED COMPENSATION AND RETIREMENT PLANS
     ------------------------------------------

     The parent, NAL, sponsors a defined benefit pension plan covering substantially all of the Company's employees. The benefits are based on years of service and the employee's compensation during the last five years of employment. NAL's funding policy is to contribute annually the normal cost up to the maximum amount that can be deducted for federal income tax purposes and to charge each subsidiary for its allocable share of such contributions based on a percentage of payroll. No pension cost was allocated to the Company in 1995, 1994, and 1993 as the plan was subject to the full funding limitation under the Internal Revenue Code.

     The Company sponsors a defined contribution retirement plan pursuant to regulation 401(k) of the Internal Revenue Code. All employees on September 1, 1990 were eligible to participate. Employees hired after September 1, 1990 will be eligible after one year of service and attaining age 21. The Company contributes two percent of base pay plus fifty percent of the employee savings contribution. The employee savings contribution is limited to six percent of base pay. The Company contributed $203,248, $167,148, and $89,218 in 1995, 1994 and 1993, respectively.

                 NORTH AMERICAN SECURITY LIFE INSURANCE COMPANY

                                   ----------

L.   LEASES
     ------


     The Company leases its office space and various office equipment under operating lease agreements. For the years ended December 31, 1995, 1994 and 1993 the Company incurred rent expense of $1,388,780 and $840,233, and $718,579, respectively. The Company negotiated a ten year lease for new office space which commenced in March 1992. In connection with the lease, the Company was required to deposit $1,500,000 in an escrow account as security toward fulfilling the future lease commitment. The balance of the escrow account at December 31, 1995 is $1,050,000. The minimum lease payments associated with the office space and various office equipment under operating lease agreements is as follows:


                                    Minimum
                  Year           Lease Payments
               --------------------------------
                  1996            $1,017,006
                  1997             1,187,665
                  1998             1,203,878
                  1999             1,203,364
                  2000             1,194,527
                  Remaining years  1,384,493
                                  ----------
                      Total       $7,190,933
                                  ==========


     The Company also guarantees FNA's office space lease which has an annual cost to FNA of approximately $72,000.

M.   INTEREST RATE SWAP CONTRACT
     ---------------------------

     The Company entered into an interest rate swap with CIBC for the purpose of minimizing exposure to fluctuations in interest rates on a portion of the outstanding debt held by the Company. The notional amount of the matched swap outstanding at December 31, 1995 was $97 million. The unexpired term at December 31, 1995 was 4 years. CIBC is a major international financial institution. The agreement subjects the Company to financial risk that will vary during the life of the agreement in relation to market interest rates. Gains or losses on the swap will be recognized in investment income when due.

                 NORTH AMERICAN SECURITY LIFE INSURANCE COMPANY

                                   ----------


N.   GUARANTEE AGREEMENT
     -------------------

     A guarantee agreement continues in effect, whereby NAL has agreed to unconditionally guarantee that it will, on demand, make funds available to the Company for the timely payment of contractual claims made under fixed annuity and variable life contracts issued by the Company. The guarantee covers all outstanding fixed annuity contracts, including those issued prior to the date of the guarantee agreement. Following the merger (see Note O), Manufacturers Life Insurance Company has assumed all of NAL's obligations under the guarantee agreement.

O.   SUBSEQUENT EVENTS
     -----------------

     MERGER
     ------

     On January 1, 1995, NAL merged with the Manufacturers Life Insurance Company ("MLI") of Canada. The surviving company will conduct business under the name "Manufacturers Life Insurance Company".

     CORPORATE RESTRUCTURING
     -----------------------

     Effective January 1, 1996, immediately following the merger, the Company experienced a corporate restructuring which resulted in the formation of a newly organized holding corporation, NAWL Holding Company, Inc. ("NAWL"). NAWL holds all of the outstanding shares of the Parent and Wood Logan Associates, Inc. ("WLA").

     MLI owns all class A shares of NAWL, representing 85% of the voting shares of NAWL. Certain employees of WLA own all class B shares, which represent the remaining 15% voting interest in NAWL.

                 NORTH AMERICAN SECURITY LIFE INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF NORTH AMERICAN
                             LIFE ASSURANCE COMPANY)


              ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 1995

                      Schedule 1 - Selected Financial Data

                                 ---------------

Investment Income Earned
Government bonds                                            $ 1,060,741
 Other bonds (unaffiliated)                                  16,510,356
 Common stocks of affiliates                                  1,287,731
 Mortgages loans                                              5,420,613
 Real estate                                                  1,071,080
 Premium notes, policy loans and liens                          (32,300)
 Short-term investments                                       2,642,678
 Aggregate write-ins for investment income                      475,407
                                                            -----------
   Gross investment Income                                  $28,436,306
                                                            ===========
Real Estate Owned - Book Value less
  Encumbrances                                              $ 4,847,164
                                                            ===========
Bonds and Stocks of Parents, Subsidiaries and
  Affiliates - Book Value
    Common Stocks                                           $21,282,599
                                                            ===========
Bonds and Short-Term Investments by Class and Maturity:
Bonds by Maturity-Statement Value
 Due within one year                                          3,957,418
 Over 1 year through 5 years                                  5,477,162
 Over 5 years through 10 years                                4,645,633
 Over 10 years through 20 years                                 127,972
 Over 20 years                                                3,868,984
                                                            -----------
Total by Maturity                                           $18,077,169
                                                            ===========
Bonds by Class - Statement Value
 Class 1                                                    $16,756,213
 Class 2                                                      1,010,956
 Class 3                                                        310,000
                                                            -----------
   Total by Class                                           $18,077,169
                                                            ===========
Total Bonds Publicly Traded                                 $17,066,213
                                                            ===========
Total Bonds Privately Traded                                $ 1,010,956
                                                            ===========


                 NORTH AMERICAN SECURITY LIFE INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF NORTH AMERICAN
                             LIFE ASSURANCE COMPANY)


              ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 1995

                      Schedule 1 - Selected Financial Data

                                 ---------------

Common Stocks - Market Value                         $   21,730,238
                                                     ==============

Supplementary Contracts in Force
Ordinary - Involving Life Contingencies
 Income Payable                                      $       24,442
                                                     ==============

Ordinary - Not Involving Life Contingencies
 Income Payable                                      $      341,176
                                                     ==============

Annuities:
 Ordinary
  Immediate - Amount of Income Payable               $    2,291,184
                                                     ==============
  Deferred - Fully Paid Account                      $5,267,516,243
                                                     ==============
Balance

Group
  Fully Paid Account Balance                         $  374,375,752
                                                     ==============


                        REPORT OF INDEPENDENT ACCOUNTANTS



To the Contract Owners of
 NASL Variable Account:

We have audited the accompanying statement of assets and liabilities of the sub-accounts comprising NASL Variable Account (consisting of the Equity, Investment Quality Bond, Growth and Income, Pasadena Growth, Money Market, Global Equity, Global Government Bond, U.S. Government Securities, Conservative Asset Allocation, Moderate Asset Allocation, Aggressive Asset Allocation, Value Equity, Strategic Bond and International Growth and Income sub-accounts) of North American Security Life Insurance Company as of December 31, 1995 and the related statements of operations and changes in net assets of the Equity, Investment Quality Bond, Growth and Income, Pasadena Growth, Money Market, Global Equity, Global Government Bond, U.S. Government Securities, Conservative Asset Allocation, Moderate Asset Allocation, Aggressive Asset Allocation, Value Equity and Strategic Bond sub-accounts for the two years then ended and the related statement of operations and changes in net assets of the International Growth and Income sub-account for the period January 9, 1995 (date of commencement of operations) to December 31, 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the aforementioned sub-accounts comprising NASL Variable Account of North American Security Life Insurance Company as of December 31, 1995, and the results of their operations and the changes in their net assets for the two years then ended or the period indicated, in conformity with generally accepted accounting principles.



                                          COOPERS & LYBRAND L.L.P.

Boston, Massachusetts
February 23, 1996

NASL VARIABLE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES -- December 31, 1995


ASSETS
Investments at market value:
Sub-accounts:
Equity Portfolio - 45,697,001 Shares (Cost $748,334,745)                          $  950,040,654
Investment Quality Bond Portfolio - 11,175,951 Shares (Cost $126,565,276)            137,687,722
Growth and Income Portfolio - 38,987,834 Shares (Cost $516,028,619)                  638,230,845
Pasadena Growth Portfolio - 23,033,499 Shares (Cost $223,563,247)                    262,581,885
Money Market Portfolio - 24,720,308 Shares (Cost $247,203,082)                       247,203,082
Global Equity Portfolio - 38,369,470 Shares (Cost $605,619,464)                      617,748,460
Global Government Bond Portfolio - 15,639,853 Shares (Cost $209,448,407)             227,716,254
U.S. Government Securities Portfolio - 14,982,032 Shares (Cost $195,178,203)         204,504,730
Conservative Asset Allocation Portfolio - 18,951,755 Shares (Cost $199,604,166)      219,650,840
Moderate Asset Allocation Portfolio - 51,107,809 Shares (Cost $547,584,223)          633,225,754
Aggressive Asset Allocation Portfolio - 15,892,868 Shares (Cost $177,405,368)        204,223,358
Value Equity Portfolio - 25,985,404 Shares (Cost $312,465,138)                       358,858,426
Strategic Bond Portfolio - 9,937,696 Shares (Cost $103,788,977)                      111,898,460
International Growth and Income Portfolio - 7,976,230 Shares (Cost $81,634,511)       83,511,130
                                                                                  --------------
      Total assets ..........................................................     $4,897,081,600
                                                                                  ==============

LIABILITIES
                                                                                               0
                                                                                  --------------
          Total liabilities .................................................                  0



NET ASSETS
    Variable annuity contracts ..............................................     $4,895,365,586
    Annuity reserves ........................................................          1,716,014
                                                                                  --------------

           Total net assets .................................................     $4,897,081,600
                                                                                  ==============













             The accompanying notes are an integral part of the financial

  NASL VARIABLE ACCOUNT
  STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                     Sub-Account
                                               ---------------------------------------------------------------------------------
                                                                                    Investment
                                                          Equity                    Quality Bond            Growth and Income
                                               -------------------------  -------------------------   --------------------------
                                                 Year Ended December 31,    Year Ended December 31,     Year Ended December 31,
                                               -------------------------  -------------------------   --------------------------
                                                  1995          1994           1995          1994       1995          1994
                                               -----------   -----------  ------------  -----------   -----------  -------------
Income:
    Dividends................................. $ 3,952,413   $22,253,900  $  6,801,549  $ 4,551,500   $12,295,900   $  8,789,400
Expenses:
    Mortality & expense risk and
      administrative charges .................  10,216,686     6,350,391     1,667,841    1,477,254      7,054,820     4,825,591
                                               -----------   -----------  ------------  -----------    -----------  ------------
  Net investment income (loss)................  (6,264,273)   15,903,509     5,133,708    3,074,246      5,241,080     3,963,809
  Net realized gain (loss)....................  29,102,556    10,744,790    (1,374,226)  (1,048,833)    11,439,262     4,920,481
  Unrealized appreciation (depreciation)
      during the period....................... 208,487,783   (36,590,074)   15,585,843   (8,368,756)   101,632,851    (5,125,689)
                                               -----------   -----------  ------------  -----------    -----------  ------------

  Net increase (decrease) in net assets
      from operations......................... 231,326,066    (9,941,775)   19,345,325   (6,343,343)   118,313,193     3,758,601
                                               -----------   -----------  ------------  -----------    -----------  ------------

  Changes from principal transactions:
    Purchase payments......................... 152,243,325   160,841,107    20,615,193   27,514,787    105,864,684   105,421,732
    Transfers between sub-accounts
      and the Company.........................  91,976,289    10,527,048       610,884     (977,918)    53,438,203    24,558,952
    Withdrawals............................... (41,022,073)  (24,977,355)   (9,834,428)  (9,402,496)   (30,901,300)  (20,690,150)
    Annual contract fee.......................    (453,864)     (300,540)      (63,118)     (58,951)      (286,289)     (202,599)
                                               -----------   -----------  ------------  -----------    -----------  ------------

  Net increase in net assets
      from principal transactions............. 202,743,677   146,090,260    11,328,531    17,075,423   128,115,298   109,087,934
                                               -----------   -----------  ------------  -----------    -----------  ------------

  Total increase in net assets................ 434,069,743   136,148,485    30,673,856    10,732,080   246,428,491   112,846,535

  Net assets at beginning of period........... 515,970,911   379,822,426   107,013,866    96,281,786   391,802,354   278,955,819
                                               -----------   -----------  ------------  ------------   -----------  ------------

  Net assets at end of period.................$950,040,654  $515,970,911  $137,687,722  $107,013,866  $638,230,845  $391,802,354
                                               ===========   ===========  ============  ============  ============  ============





    The accompanying notes are an integral part of the financial statements

  NASL VARIABLE ACCOUNT
  STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (continued)


                                                                                     Sub-Account
                                               ---------------------------------------------------------------------------------
                                                  Pasadena Growth              Money Market                  Global Equity
                                               -------------------------  -------------------------   --------------------------
                                                 Year Ended December 31,    Year Ended December 31,     Year Ended December 31,
                                               -------------------------  -------------------------   --------------------------
                                                  1995          1994           1995          1994       1995          1994
                                               -----------   -----------  ------------  -----------   -----------  -------------
Income:
  Income:
    Dividends.................................$    786,320   $    491,100  $ 13,942,901  $  8,915,200  $ 28,730,987  $  7,473,600
  Expenses:
    Mortality & expense risk and
      administrative charges .................   2,893,560      1,717,075     3,608,339     3,212,553     8,281,164     7,450,951
                                              ------------   ------------  ------------  ------------  ------------  ------------

  Net investment income (loss)................  (2,107,240)    (1,225,975)   10,334,562     5,702,647    20,449,823        22,649
  Net realized gain (loss)....................   2,658,959     (2,357,041)            0             0    18,159,858    19,889,019
  Unrealized appreciation (depreciation)
      during the period.......................  41,777,908     (4,009,835)            0             0    (3,640,061)  (30,918,793)
                                              ------------   ------------  ------------  ------------  ------------  ------------

  Net increase (decrease) in net assets
      from operations.........................  42,329,627     (7,592,851)   10,334,562     5,702,647    34,969,620   (11,007,125)
                                              ------------   ------------  ------------  ------------  ------------  ------------


  Changes from principal transactions:
    Purchase payments.........................  48,522,911     46,741,660   126,215,692   146,929,088    73,846,536   200,013,903
    Transfers between sub-accounts
      and the Company.........................  39,579,399      9,644,387  (105,785,452)   29,195,804   (41,016,819)   61,282,270
    Withdrawals...............................  (9,818,260)    (5,926,769)  (52,028,607)  (43,566,631)  (39,666,888)  (26,475,341)
    Annual contract fee.......................    (124,885)       (83,671)     (109,865)     (101,914)     (410,630)     (319,584)
                                              ------------   ------------  ------------  ------------  ------------  ------------

  Net increase in net assets
      from principal transactions.............  78,159,165     50,375,608   (31,708,232)  132,456,348    (7,247,801)  234,501,249
                                              ------------   ------------  ------------  ------------  ------------  ------------

  Total increase in net assets................ 120,488,792     42,782,757   (21,373,670)  138,158,995    27,721,819   223,494,124

  Net assets at beginning of period........... 142,093,093     99,310,336   268,576,752   130,417,757   590,026,641   366,532,517
                                              ------------   ------------  ------------  ------------  ------------  ------------

  Net assets at end of period.................$262,581,885   $142,093,093  $247,203,082  $268,576,752  $617,748,460  $590,026,641
                                              ============   ============  ============  ============  ============  ============









    The accompanying notes are an integral part of the financial statements


  NASL VARIABLE ACCOUNT
  STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (continued)




                                                                                     Sub-Account
                                               ---------------------------------------------------------------------------------
                                                       Global                      U.S.                     Conservative
                                                  Government Bond           Government Securities         Asset Allocation
                                               -------------------------  -------------------------   --------------------------
                                                 Year Ended December 31,    Year Ended December 31,     Year Ended December 31,
                                               -------------------------  -------------------------   --------------------------
                                                  1995          1994           1995          1994       1995          1994
                                               -----------   -----------  ------------  -----------   -----------  -------------
Income:
    Dividends.................................$ 11,134,112   $ 10,695,800  $ 11,234,073   $10,912,700   $10,694,769   $15,496,900
Expenses:
    Mortality & expense risk and
      administrative charges .................   3,009,593      2,973,944     2,655,339     2,806,318     3,052,427     3,306,523
                                              ------------   ------------  ------------   -----------   -----------   -----------

  Net investment income (loss)................   8,124,519      7,721,856     8,578,734     8,106,382     7,642,342    12,190,377
  Net realized gain (loss)....................   2,214,020        238,463        75,470    (1,818,099)    5,148,076     2,826,007
  Unrealized appreciation (depreciation)
      during the period.......................  31,070,281    (24,232,538)   15,587,098   (11,972,785)   19,853,900   (23,002,822)
                                              ------------   ------------  ------------   -----------   -----------   -----------

  Net increase (decrease) in net assets
      from operations.........................  41,408,820    (16,272,219)   24,241,302    (5,684,502)   32,644,318    (7,986,438)
                                              ------------   ------------  ------------   -----------   -----------   -----------


  Changes from principal transactions:
    Purchase payments.........................  19,314,715     70,655,674    41,695,417    67,722,255    17,444,784    32,149,383
    Transfers between sub-accounts
      and the Company......................... (18,811,224)   (32,815,445)  (24,365,001)  (80,123,945)  (12,482,271)  (27,534,113)
    Withdrawals............................... (15,701,657)   (11,555,506)  (16,213,816)  (16,422,470)  (31,190,237)  (30,991,374)
    Annual contract fee.......................    (127,214)      (105,041)      (90,102)      (92,483)     (146,082)     (163,915)
                                              ------------   ------------  ------------   -----------   -----------   -----------

  Net increase in net assets
      from principal transactions............. (15,325,380)    26,179,681     1,026,498   (28,916,643)  (26,373,806)  (26,540,020)

  Total increase in net assets................  26,083,440      9,907,462    25,267,800   (34,601,145)    6,270,512   (34,526,458)

  Net assets at beginning of period........... 201,632,814    191,725,352   179,236,930   213,838,075   213,380,328   247,906,786
                                              ------------   ------------  ------------   -----------   -----------   -----------

  Net assets at end of period.................$227,716,254   $201,632,814  $204,504,730  $179,236,930  $219,650,840  $213,380,328
                                              ============   ============  ============  ============  ============  ============








    The accompanying notes are an integral part of the financial statements


  NASL VARIABLE ACCOUNT
  STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (continued)


                                                                                     Sub-Account
                                         ---------------------------------------------------------------------------------------

                                                 Moderate                    Aggressive                     Value
                                             Asset Allocation              Asset Allocation                Equity
                                         ---------------------------  ----------------------------   ---------------------------
                                          Year Ended December 31,        Year Ended December 31,       Year Ended December 31,
                                         ---------------------------  ----------------------------   ---------------------------
                                             1995           1994           1995           1994          1995            1994
                                         ------------   ------------   ------------   ------------   ------------   ------------
Income:
  Dividends..........................    $ 28,759,406   $ 42,041,800   $ 11,134,600   $ 11,101,500   $  3,410,640   $    664,100
Expenses:
  Mortality & expense risk and
    administrative charges..........        8,527,910      8,801,780      2,650,794      2,479,359      3,916,735      1,998,342
                                         ------------   ------------   ------------   ------------   ------------   ------------

Net investment income (loss)........       20,231,496     33,240,020      8,483,806      8,622,141       (506,095)    (1,334,242)
Net realized gain (loss)............       15,018,509      8,083,729      7,897,507      4,985,071      5,501,447      2,037,707
Unrealized appreciation (depreciation)
    during the period...............       70,271,801    (60,546,683)    19,421,882    (17,369,916)    45,616,955     (3,845,224)
                                         ------------   ------------   ------------   ------------   ------------   ------------

Net increase (decrease) in net assets
    from operations.................      105,521,806    (19,222,934)    35,803,195     (3,762,704)    50,612,307     (3,141,759)
                                         ------------   ------------   ------------   ------------   ------------   ------------


Changes from principal transactions:
  Purchase payments.................       42,501,661     94,528,916     22,202,012     33,674,065     78,127,224     90,859,559
  Transfers between sub-accounts
    and the Company.................      (26,640,289)   (44,720,185)   (10,804,739)      (764,703)    45,625,228     41,456,303
  Withdrawals.......................      (79,543,856)   (75,763,521)   (22,397,713)   (20,923,967)   (12,728,807)    (6,039,315)
  Annual contract fee...............         (485,596)      (521,671)      (195,083)      (195,473)      (140,801)       (59,538)
                                         ------------   ------------   ------------   ------------   ------------   ------------

Net increase in net assets
    from principal transactions.....      (64,168,080)   (26,476,462)   (11,195,523)    11,789,922    110,882,844    126,217,009
                                         ------------   ------------   ------------   ------------   ------------   ------------

Total increase in net assets........       41,353,726    (45,699,396)    24,607,672      8,027,218    161,495,151    123,075,250

Net assets at beginning of period...      591,872,028    637,571,424    179,615,686    171,588,468    197,363,275     74,288,025
                                         ------------   ------------   ------------   ------------   ------------   ------------

Net assets at end of period.........     $633,225,754   $591,872,028   $204,223,358   $179,615,686   $358,858,426   $197,363,275
                                         ============   ============   ============   ============   ============   ============





    The accompanying notes are an integral part of the financial statements

    NASL VARIABLE ACCOUNT
    STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (continued)


                                                              Sub-Account
                                         ----------------------------------------------
                                                 Strategic               International
                                                   Bond               Growth and Income
                                         ---------------------------  -----------------
                                           Year Ended December 31,     January 9, 1995
                                         ---------------------------          thru
                                              1995           1994     December 31, 1995
                                         ------------    -----------  -----------------
Income:
  Dividends ............................ $  3,783,473    $ 1,951,613    $ 1,766,390
Expenses:
  Mortality & expense risk and
    administrative charges .............    1,283,369        987,658        606,981
                                         ------------    -----------    -----------

Net investment income (loss) ...........    2,500,104        963,955      1,159,409
Net realized gain (loss) ...............       41,813        119,939        502,507
Unrealized appreciation (depreciation)
    during the period ..................   12,274,700     (6,295,983)     1,876,619
                                         ------------    -----------    -----------

Net increase (decrease) in net assets
    from operations ....................   14,816,617     (5,212,089)     3,538,535
                                         ------------    -----------    -----------

Changes from principal transactions:
  Purchase payments ....................   21,970,895     36,072,168     36,977,061
  Transfers between sub-accounts
    and the Company ....................    3,987,010        835,251     45,342,755
  Withdrawals ..........................   (5,783,698)    (3,909,501)    (2,331,931)
  Annual contract fee ..................      (45,959)       (29,888)       (15,290)
                                         ------------    -----------    -----------

Net increase in net assets
    from principal transactions ........   20,128,248     32,968,030     79,972,595
                                         ------------    -----------    -----------

Total increase in net assets ...........   34,944,865     27,755,941     83,511,130

Net assets at beginning of period ......   76,953,595     49,197,654              0
                                         ------------    -----------    -----------

Net assets at end of period ............ $111,898,460    $76,953,595    $83,511,130
                                         ============    ===========    ===========







    The accompanying notes are an integral part of the financial statements

                              NASL VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS



1. ORGANIZATION:

The NASL Variable Account (the "Account") is a separate account established by North American Security Life Insurance Company (the "Company"). The Company established the Account on August 24, 1984 as a separate account under Delaware law. The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended, and invests in the NASL Series Trust (the "Trust"). The Account is a funding vehicle for variable annuity contracts (the "Contracts") issued by the Company. The Account includes 12 contracts, distinguished principally by the level of expenses and surrender charges. These 12 contracts are as follows: Venture Variable Annuity 1, 3, 7, 8, 17, 18, 20, 21, 22 and 23 ("VEN 1, 3, 7, 8, 17, 18, 20, 21, 22 and 23") and Venture Vision
Variable Annuity 5 and 25 ("VIS 5 and 25"). The Company is a wholly-owned subsidiary of North American Life Assurance Company ("NAL"), a Canadian mutual life insurance company. NAL merged with the Manufacturers Life Insurance Company of Canada effective January 1, 1996. The surviving company will conduct business under the name "Manufacturers Life Insurance Company."


2. SIGNIFICANT ACCOUNTING POLICIES:

Investments are made in the portfolios of the Trust and are valued at the reported net asset values of such portfolios. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of identified cost of the investment sold.

In addition to the Account, a contract holder may also allocate funds to the Fixed Account, which is part of the Company's general account. Because of exemptive and exclusionary provisions, interests in the Fixed account have not been registered under the Securities Act of 1933 and the Company's general account has not been registered as an investment company under the Investment Company act of 1940.

Annuity reserves are computed for contracts in the income stage according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 4%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the account by the Company.

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (the "Code"). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contract.


3.  AFFILIATED COMPANY TRANSACTIONS:

Administrative services necessary for the operation of the Account are borne by the Company. The Company has an underwriting agreement with its wholly-owned subsidiary, NASL Financial Services, Inc. ("NASL Financial"). NASL Financial has a promotional agent agreement with Wood Logan Associates, Inc., an affiliate of the Company, to promote the sales of annuity contracts.

                              NASL VARIABLE ACCOUNT

4.  CONTRACT CHARGES:

There are no deductions made from purchase payments for sales charges at the time of purchase. In the event of a surrender, a contingent deferred sales charge may be charged by the Company to cover sales expenses. An annual administrative fee of $30 is deducted from each contract owners' account on the contract anniversary date to cover contract administration costs. This charge is waived on certain contracts.

Deductions from each sub-account are made daily for administrative fees and for the assumption of mortality and expense risk charges as follows:

           (i) Prior Contract Series (VEN 1): deductions from each sub-account are made daily for the assumption of mortality and expense risks equal to an effective annual rate of 1.30% of the contract value.

           (ii) Current Contract Series (VEN 3, 7, 8, 17, 18, 20, 21, 22, 23):
deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 1.25% of the contract value, respectively.

          (iii) Current Contract Series (VIS 5, 25): deductions from each sub-account are made daily for distribution fees, administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15%, 0.25% and 1.25% of the contract value, respectively.


5.  PURCHASES AND SALES OF INVESTMENTS:


The following table shows aggregate cost of shares purchased and proceeds from sales of each sub-account for the year ended December 31, 1995.

                                            Purchases            Sales
                                            ---------            -----

Equity Portfolio                           $340,875,652       $144,396,247
Investment Quality Bond Portfolio          $ 74,432,358       $ 57,970,119
Growth and Income Portfolio                $183,109,759       $ 49,753,391
Pasadena Growth Portfolio                  $113,755,759       $ 37,703,834
Money Market Portfolio                     $427,663,905       $449,037,574
Global Equity Portfolio                    $172,985,538       $159,783,517
Global Government Bond Portfolio           $ 70,819,330       $ 78,020,192
U.S. Government Securities Portfolio       $105,546,174       $ 95,940,942
Conservative Asset Allocation Portfolio    $ 32,726,129       $ 51,457,591
Moderate Asset Allocation Portfolio        $ 74,018,277       $117,954,863
Aggressive Asset Allocation Portfolio      $ 51,355,943       $ 54,067,658
Value Equity Portfolio                     $144,444,973       $ 34,068,225
Strategic Bond Portfolio                   $ 49,966,492       $ 27,338,139
International Growth and Income Portfolio  $123,594,274       $ 42,462,270




    6. UNIT VALUES:

         A summary of the accumulation unit values at December 31, 1994 and 1995 and the accumulation units and dollar value outstanding at December 31, 1995 are as follows:

                                 1994                           1995
                               ----------     ---------------------------------------------
                                 Unit            Unit
                                 Value           Value          Units            Dollars
                                 -----        ----------      ----------       ------------

    Equity sub-account
     VEN 1 Contracts.........  $24.235928     $34.164256          18,793       $    642,039
     VEN 3 Contracts.........   14.786831      20.821819       2,560,363         53,311,406
     VEN 7 Contracts.........   14.786831      20.821819      30,454,576        634,119,677
     VEN 8 Contracts.........   14.786831      20.821819       2,259,042         47,037,372
     VIS 5 Contracts.........   10.965867      15.402975       3,171,419         48,849,281
     VEN 17 Contracts........   14.786831      20.821819         810,360         16,873,172
     VEN 18 Contracts........   14.786831      20.821819          19,532            406,683
     VEN 20 Contracts........   14.786831      20.821819       4,768,927         99,297,742
     VEN 21 Contracts........   14.786831      20.821819       1,112,879         23,172,173
     VEN 22 Contracts........   14.786831      20.821819         631,813         13,155,498
     VEN 23 Contracts........   14.786831      20.821819         129,508          2,696,591
     VIS 25 Contracts........   10.965867      15.402975         663,652         10,222,223
                                                              ----------        -----------
                                                              46,600,864        949,783,857


    Investment Quality Bond
     sub-account
     VEN 1 Contracts.........   16.377174      19.318272          13,340            257,707
     VEN 3 Contracts.........   14.216516      16.751499         729,995         12,228,515
     VEN 7 Contracts.........   14.216516      16.751499       5,304,008         88,850,090
     VEN 8 Contracts.........   14.216516      16.751499         359,190          6,016,969
     VIS 5 Contracts.........    9.713969      11.417606         798,121          9,112,627
     VEN 17 Contracts........   14.216516      16.751499         141,285          2,366,739
     VEN 18 Contracts........   14.216516      16.751499          12,139            203,342
     VEN 20 Contracts........   14.216516      16.751499         723,525         12,120,130
     VEN 21 Contracts........   14.216516      16.751499         166,381          2,787,133
     VEN 22 Contracts........   14.216516      16.751499          88,027          1,474,580
     VEN 23 Contracts........   14.216516      16.751499          30,409            509,401
     VIS 25 Contracts........    9.713969      11.417606         143,843          1,642,346
                                                              ----------        -----------
                                                               8,510,263        137,569,578



    Growth & Income sub-account
     VEN 3 Contracts.........   13.076664      16.660889       2,083,819         34,718,282
     VEN 7 Contracts.........   13.076664      16.660889      24,593,427        409,748,356
     VEN 8 Contracts.........   13.076664      16.660889       2,207,363         36,776,624
     VIS 5 Contracts.........   10.436393      13.263871       3,073,294         40,763,776
     VEN 17 Contracts........   13.076664      16.660889         719,055         11,980,091
     VEN 18 Contracts........   13.076664      16.660889          22,958            382,506
     VEN 20 Contracts........   13.076664      16.660889       3,892,471         64,852,031
     VEN 21 Contracts........   13.076664      16.660889       1,044,506         17,402,406
     VEN 22 Contracts........   13.076664      16.660889         728,500         12,137,450
     VEN 23 Contracts........   13.076664      16.660889         187,608          3,125,711
     VIS 25 Contracts........   10.436393      13.263871         448,740          5,952,028
                                                              ----------        -----------
                                                              39,001,741        637,839,262


                                 1994                           1995
                               ----------     ---------------------------------------------
                                 Unit            Unit
                                 Value           Value          Units            Dollars
                                 --------     ----------      ----------       ------------
    Pasadena sub-account
     VEN 3 Contracts.........    8.837480      11.026969         677,346          7,469,070
     VEN 7 Contracts.........    8.837480      11.026969      15,323,337        168,969,962
     VEN 8 Contracts.........    8.837480      11.026969       1,242,713         13,703,360
     VIS 5 Contracts.........    9.280989      11.551552       1,436,443         16,593,141
     VEN 17 Contracts........    8.837480      11.026969         690,555          7,614,730
     VEN 18 Contracts........    8.837480      11.026969          14,302            157,702
     VEN 20 Contracts........    8.837480      11.026969       2,684,332         29,600,048
     VEN 21 Contracts........    8.837480      11.026969         849,791          9,370,621
     VEN 22 Contracts........    8.837480      11.026969         408,845          4,508,318
     VEN 23 Contracts........    8.837480      11.026969         123,573          1,362,639
     VIS 25 Contracts........    9.280989      11.551552         274,368          3,169,379
                                                              ----------        -----------
                                                              23,725,605        262,518,970



    Money Market sub-account
     VEN 1 Contracts.........   14.843213      15.478376           7,969            123,341
     VEN 3 Contracts.........   13.623292      14.190910       2,369,684         33,627,970
     VEN 7 Contracts.........   13.623292      14.190910       9,527,103        135,198,263
     VEN 8 Contracts.........   13.623292      14.190910         522,909          7,420,560
     VIS 5 Contracts.........   10.290731      10.692803       1,528,995         16,349,247
     VEN 17 Contracts........   13.623292      14.190910         194,629          2,761,963
     VEN 18 Contracts........   13.623292      14.190910           7,702            109,293
     VEN 20 Contracts........   13.623292      14.190910       2,609,345         37,028,975
     VEN 21 Contracts........   13.623292      14.190910         595,446          8,449,926
     VEN 22 Contracts........   13.623292      14.190910         126,100          1,789,477
     VEN 23 Contracts........   13.623292      14.190910          92,776          1,316,578
     VIS 25 Contracts........   10.290731      10.692803         282,117          3,016,617
                                                              ----------        -----------
                                                              17,864,775        247,192,210



    Global Equity sub-account
     VEN 3 Contracts.........   15.500933      16.459655       2,636,403         43,394,284
     VEN 7 Contracts.........   15.500933      16.459655      25,283,469        416,157,179
     VEN 8 Contracts.........   15.500933      16.459655       2,108,360         34,702,882
     VIS 5 Contracts.........   12.153179      12.872711       3,158,250         40,655,234
     VEN 17 Contracts........   15.500933      16.459655         664,163         10,931,896
     VEN 18 Contracts........   15.500933      16.459655          23,767            391,199
     VEN 20 Contracts........   15.500933      16.459655       2,880,706         47,415,435
     VEN 21 Contracts........   15.500933      16.459655         592,070          9,745,262
     VEN 22 Contracts........   15.500933      16.459655         486,869          8,013,700
     VEN 23 Contracts........   15.500933      16.459655          96,415          1,586,963
     VIS 25 Contracts........   12.153179      12.872711         361,285          4,650,719
                                                              ----------        -----------
                                                              38,291,757        617,644,753





                                 1994                           1995
                               ----------     ---------------------------------------------
                                 Unit            Unit
                                 Value           Value          Units            Dollars
                                 --------     ----------      ----------       ------------
    Global Government Bond
     sub-account
     VEN 3 Contracts.........   14.630721      17.772344         786,252         13,973,536
     VEN 7 Contracts.........   14.630721      17.772344       9,225,433        163,957,577
     VEN 8 Contracts.........   14.630721      17.772344         569,655         10,124,097
     VIS 5 Contracts.........   10.262238      12.434811       1,299,621         16,160,540
     VEN 17 Contracts........   14.630721      17.772344         152,343          2,707,487
     VEN 18 Contracts........   14.630721      17.772344          16,954            301,319
     VEN 20 Contracts........   14.630721      17.772344         784,307         13,938,975
     VEN 21 Contracts........   14.630721      17.772344         167,849          2,983,072
     VEN 22 Contracts........   14.630721      17.772344          94,174          1,673,689
     VEN 23 Contracts........   14.630721      17.772344          23,520            418,014
     VIS 25 Contracts........   10.262238      12.434811         108,888          1,354,002
                                                              ----------        -----------
                                                              13,228,996        227,592,308



    U.S. Government Securities
     sub-account
     VEN 3 Contracts.........   14.111357      16.083213         941,636         15,144,531
     VEN 7 Contracts.........   14.111357      16.083213       8,256,341        132,788,486
     VEN 8 Contracts.........   14.111357      16.083213         490,958          7,896,181
     VIS 5 Contracts.........    9.968713      11.333420       1,175,658         13,324,226
     VEN 17 Contracts........   14.111357      16.083213         146,130          2,350,236
     VEN 18 Contracts........   14.111357      16.083213           3,185             51,223
     VEN 20 Contracts........   14.111357      16.083213       1,418,177         22,808,847
     VEN 21 Contracts........   14.111357      16.083213         327,333          5,264,560
     VEN 22 Contracts........   14.111357      16.083213          87,885          1,413,473
     VEN 23 Contracts........   14.111357      16.083213          48,563            781,043
     VIS 25 Contracts........    9.968713      11.333420         218,997          2,481,982
                                                              ----------        -----------
                                                              13,114,863        204,304,788



    Conservative Asset Allocation
     sub-account
     VEN 3 Contracts.........   12.298940      14.320582       3,171,219         45,413,704
     VEN 7 Contracts.........   12.298940      14.320582      10,063,785        144,119,262
     VEN 8 Contracts.........   12.298940      14.320582         414,923          5,941,936
     VIS 5 Contracts.........   10.050011      11.672867         725,547          8,469,213
     VEN 17 Contracts........   12.298940      14.320582         143,888          2,060,554
     VEN 18 Contracts........   12.298940      14.320582           1,069             15,304
     VEN 20 Contracts........   12.298940      14.320582         537,668          7,699,717
     VEN 21 Contracts........   12.298940      14.320582         178,822          2,560,828
     VEN 22 Contracts........   12.298940      14.320582         106,721          1,528,309
     VEN 23 Contracts........   12.298940      14.320582          21,236            304,117
     VIS 25 Contracts........   10.050011      11.672867         123,692          1,443,846
                                                              ----------        -----------
                                                              15,488,570        219,556,790


                                 1994                           1995
                               ----------     ---------------------------------------------
                                 Unit            Unit
                                 Value           Value          Units             Dollars
                                ---------      ---------      ----------        ------------
    Moderate Asset Allocation
     sub-account
     VEN 3 Contracts.........   12.396295      14.752561       9,035,442        133,295,915
     VEN 7 Contracts.........   12.396295      14.752561      28,124,797        414,912,783
     VEN 8 Contracts.........   12.396295      14.752561       1,426,928         21,050,842
     VIS 5 Contracts.........   10.156264      12.056663       1,611,982         19,435,123
     VEN 17 Contracts........   12.396295      14.752561         383,888          5,663,326
     VEN 18 Contracts........   12.396295      14.752561           8,486            125,193
     VEN 20 Contracts........   12.396295      14.752561       1,737,509         25,632,707
     VEN 21 Contracts........   12.396295      14.752561         401,708          5,926,216
     VEN 22 Contracts........   12.396295      14.752561         260,944          3,849,595
     VEN 23 Contracts........   12.396295      14.752561          51,262            756,248
     VIS 25 Contracts........   10.156264      12.056663         205,665          2,479,635
                                                              ----------        -----------
                                                              43,248,611        633,127,583



    Aggressive Asset Allocation
     sub-account
     VEN 3 Contracts.........   12.381395      14.990551       2,706,318         40,569,200
     VEN 7 Contracts.........   12.381395      14.990551       8,803,203        131,964,863
     VEN 8 Contracts.........   12.381395      14.990551         419,414          6,287,251
     VIS 5 Contracts.........   10.303433      12.443644         439,301          5,466,506
     VEN 17 Contracts........   12.381395      14.990551         201,631          3,022,555
     VEN 18 Contracts........   12.381395      14.990551           3,497             52,427
     VEN 20 Contracts........   12.381395      14.990551         752,249         11,276,626
     VEN 21 Contracts........   12.381395      14.990551         211,506          3,170,588
     VEN 22 Contracts........   12.381395      14.990551          81,836          1,226,765
     VEN 23 Contracts........   12.381395      14.990551          21,094            316,211
     VIS 25 Contracts........   10.303433      12.443644          67,383            838,485
                                                              ----------        -----------
                                                              13,707,432        204,191,477



    Value Equity sub-account
     sub-account
     VEN 3 Contracts.........   11.107620      13.548849         810,623         10,983,011
     VEN 7 Contracts.........   11.107620      13.548849      15,423,348        208,968,608
     VEN 8 Contracts.........   11.107620      13.548849       1,718,375         23,282,000
     VIS 5 Contracts.........   10.578121      12.870851       2,145,334         27,612,280
     VEN 17 Contracts........   11.107620      13.548849         831,496         11,265,818
     VEN 18 Contracts........   11.107620      13.548849          23,600            319,757
     VEN 20 Contracts........   11.107620      13.548849       3,323,100         45,024,178
     VEN 21 Contracts........   11.107620      13.548849       1,130,548         15,317,622
     VEN 22 Contracts........   11.107620      13.548849         686,269          9,298,148
     VEN 23 Contracts........   11.107620      13.548849         130,666          1,770,368
     VIS 25 Contracts........   10.578121      12.870851         375,816          4,837,066
                                                              ----------        -----------
                                                              26,599,175        358,678,856




                                 1994                           1995
                               ----------     ---------------------------------------------
                                 Unit            Unit
                                 Value           Value          Units             Dollars
                                ---------      ---------      ----------        ------------
    Strategic Bond sub-account
     VEN 3 Contracts.........    9.965972      11.716972         207,513          2,431,421
     VEN 7 Contracts.........    9.965972      11.716972       5,937,342         69,567,668
     VEN 8 Contracts.........    9.965972      11.716972         656,915          7,697,049
     VIS 5 Contracts.........    9.897404      11.607403         691,404          8,025,400
     VEN 17 Contracts........    9.965972      11.716972         219,646          2,573,582
     VEN 18 Contracts........    9.965972      11.716972          25,633            300,346
     VEN 20 Contracts........    9.965972      11.716972       1,009,224         11,825,045
     VEN 21 Contracts........    9.965972      11.716972         383,430          4,492,636
     VEN 22 Contracts........    9.965972      11.716972         197,193          2,310,508
     VEN 23 Contracts........    9.965972      11.716972          79,026            925,949
     VIS 25 Contracts........    9.897404      11.607403         146,877          1,704,862
                                                              ----------        -----------
                                                               9,554,203        111,854,466



    International Growth and Income
     sub-account
     VEN 3 Contracts.........    --------      10.554228         227,009          2,395,904
     VEN 7 Contracts.........    --------      10.554228       4,084,598         43,109,775
     VEN 8 Contracts.........    --------      10.554228          99,374          1,048,818
     VIS 5 Contracts.........    --------      10.528678         274,338          2,888,415
     VEN 17 Contracts........    --------      10.554228         256,261          2,704,637
     VEN 18 Contracts........    --------      10.554228           1,101             11,622
     VEN 20 Contracts........    --------      10.554228       1,759,715         18,572,435
     VEN 21 Contracts........    --------      10.554228         628,587          6,634,250
     VEN 22 Contracts........    --------      10.554228         336,650          3,553,086
     VEN 23 Contracts........    --------      10.554228          67,146            708,670
     VIS 25 Contracts........    --------      10.528678         178,852          1,883,076
                                                              ----------        -----------
                                                               7,913,631         83,510,688


                                                                             $4,895,365,586
                                                                             ==============



                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

         (a)      Financial Statements

                  (1)  Financial Statements of the Registrant,
                       NASL Variable Account (Part B of the registration statement)

                  (2)  Financial Statements of the Depositor,
                       North American Security Life Insurance Com-pany (Part B of the registration statement)

         (b)      Exhibits

                  (1) (i) Resolution of the Board of Directors of North American Security Life Insurance Company establishing the NASL Variable Account - - Incorporated by reference to Exhibit (A)(1) to Form S-6, file number 2-93435, filed September 24, 1984 on behalf of the NASL Variable Account of North American Security Life InsuranceCompany.

                        (ii) Resolution of the Board of Directors of North American Security Life Insurance Company redesignating existing sub-accounts and dividing the NASL Variable Account to create additional sub- accounts, dated May 30, 1995 -- Filed herewith.

                 (2) Agreements for custody of securities and similar investments - Not Applicable.

                 (3) (i) Underwriting Agreement between North American Security Life Insurance Company (Depositor) and NASL Financial Services, Inc. (Underwriter) Incorporated by reference to Exhibit (A)(3)(a) to Form S-6, file number 2-93435, filed September 24, 1984 on behalf of the NASL Variable Account of North American Security Life Insurance Company.

                        (ii) Promotional Agent Agreement between NASL Financial Services, Inc. (Underwriter), North American Security Life Insurance Company (Depositor) and Wood Logan Associates, Inc. (Promotional Agent)

                        --previously filed as Exhibit 3(ii) to Form N-4 filed on February 15, 1991.

                        (iii) Form of broker-dealer agreement between North American Security Life Insurance Company, NASL Financial Services, Inc. (Underwriter), Wood Logan Associates, Inc. (Promotional Agent) and broker-dealers - Incorporated by reference to Exhibit (b)(3)(iii) to pre-effective amendment no. 1 to Form N-4, file number 33-9960, filed February 2, 1987 on behalf of the NASL Variable Account of North American Security Life Insurance Company.

                 (4) (i) Specimen Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract, Non-Participating -- previously filed as
                        Exhibit 4 to Form N-4 filed on May 8, 1989.

                        (ii) Specimen Death Benefit Endorsement to Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating - Incorporated by reference to Exhibit (b)(4)(ii) to Form N-4, file number 33-28455, filed March 2, 1995 on behalf of the NASL Variable Account of North American Security Life Insurance Company.

                        (iii) Specimen Death Benefit Endorsement to Venture 3 Contract, Non-Participating - Incorporated by reference to Exhibit (b)(4)(iii) to Form N-4, file number 33-28455, filed March 2, 1995 on behalf of the NASL Variable Account of North American Security Life Insurance Company.

                 (5) Specimen Application for Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract, Non-Participating - Incorporated by reference to Exhibit (b)(5) to Form N-4, file number 33-28455, filed March 2, 1995 on behalf of the NASL Variable Account of North American Security Life Insurance Company.

                 (6) (i) Certificate of Incorporation of North American Security Life Insurance Company - Incorporated by reference to Exhibit (A)(6) to Form S-6, file number 2-93435, filed September 24, 1984 on behalf of the NASL Variable Account of North American Security Life Insurance Company.

                        (ii) Amended and Restated By-laws of North American Security Life Insurance Company -- Filed herewith.

                 (7) Contract of reinsurance in connection with the variable annuity contracts being offered - Reinsurance and Accounts Receivable Agreements between North American Security Life Insurance Company and ITT Lyndon Life, effective December 31, 1993, and Amendments thereto effective January 1, 1994 and December 31, 1994 - Incorporated by reference to Exhibit (b)(7) to Form N-4, file number 33-28455, filed March 2, 1995 on behalf of the NASL Variable Account of North American Security Life Insurance Company.

                        (i) Contract of reinsurance in connection with the variable annuity contracts being offered - Variable Annuity Guaranteed Death Benefit Reinsurance Contract between North American Security Life Insurance Company and Connecticut General Life Insurance Company, effective July 1, 1995 - Filed herewith.

                        (ii) Contract of reinsurance in connection with the variable annuity contracts being offered - Variable Annuity Guaranteed Death Benefit Reinsurance Contract Ven 3 between North American Security Life Insurance Company and Connecticut General Life Insurance Company, effective July 1, 1995 - Filed herewith.

                        (iii) Contract of reinsurance in connection with the variable annuity contracts being offered - Automatic Reinsurance Agreement between North American Security Life Insurance Company and Swiss Re America, effective August 1, 1995 -- Filed herewith.

                        (iv) Contract of reinsurance in connection with the variable annuity contracts being offered - Reinsurance Agreement between North American Security Life Insurance Company and PaineWebber Life Insurance Company, effective December 31, 1994 -- Filed herewith.

                 (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

                        (i) Service Agreement between North American Security Life Insurance Company and DST Systems, Inc., assigned by DST Systems, Inc. to TPA Systems, Inc. with North American Security Life Insurance Company's consent - Incorporated by reference to Exhibit (b)(8) to Form N-4, file number 33-9960, filed November 4, 1986 on behalf of the NASL Variable Account of North American Security Life Insurance Company. Addendum 1 and Addendum 3 -- Incorporated by reference to Exhibit
                        (b)(8) to Form N-4, file number 33-28455, filed March 2, 1994.

                        (ii) License and Service Agreement between North American Security Life Insurance Company and Mentap Systems, Inc. - Incorporated by reference to Exhibit
                        (b)(8)(ii) to Form N-4, file number 33-28455, filed March 2, 1995 on behalf of the NASL Variable Account of North American Security Life Insurance Company.

                 (9) Opinion of Counsel and consent to its use as to the legality of the securities being registered--Previously filed as Exhibit (9) to Form N-4, filed on May 8, 1989.

                 (10) Written consent of Coopers & Lybrand, independent certified public accountants

                 (11) All financial statements omitted from Item 23, Financial Statements - Not Applicable.

                 (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners - Not Applicable.

                 (13) Schedule for computation of each performance quotation provided in the Registration Statement in response to
                        Item 21 -- incorporated by reference to Exhibit (b)(13) to Form N-4, file number 33-28455, filed May 8, 1989 on behalf of the NASL Variable Account of North American Security Life Insurance Company. Additional Schedules of computation incorporated by reference to Exhibit (b)(13) to Form N-4, file number 33-55712, filed March 2, 1994. An additional schedule for computation is filed herewith.

         (14)    (a)    Powers of Attorney - North American Security Life
                        Insurance Company Directors --incorporated by reference to Exhibit (b)(14) to Form N-4, file number 33-55712, filed March 22, 1993.

                 (b) Power of Attorney - North American Security Life Insurance Company Treasurer (Principal Financial and Accounting Officer) -- incorporated by reference to Exhibit (b)(14)(b) to Form N-4, file no. 33-28455, filed April 2, 1993.


                 (27)   Financial Data Schedule is filed herewith.

Item 25. Directors and Officers of the Depositor.

OFFICERS AND DIRECTORS OF NORTH AMERICAN SECURITY LIFE INSURANCE COMPANY



Name and Principal Business Address         Position with Security Life
-----------------------------------         ---------------------------
Brian L. Moore                          Chairman of the Board of Directors
200 Bloor Street East
North Tower, 11 th Floor
Toronto, Ontario
Canada  M4W-1E5

Peter S. Hutchison                      Director
5650 Yonge Street
North York, Ontario
Canada  M2M 4G4

William J. Atherton                     President and Director
116 Huntington Avenue
Boston, MA  02116

Scott L. Stolz                          Vice President, Annuity Services
116 Huntington Avenue
Boston, MA  02116

John G. Vrysen                          Vice President & Chief Actuary
73 Tremont Street
Boston, MA 02108

Hugh McHaffie                           Vice President & Product Management
116 Huntington Avenue
Boston, MA  02116

Richard C. Hirtle                       Sr. Vice President, Chief Operating
116 Huntington Avenue                   Officer & Treasurer
Boston, MA 02116

James D. Gallagher                      Vice President, Secretary and General
116 Huntington Avenue                   Counsel
Boston, MA  02116



Iain Scott                              Vice President Single Premium Variable
116 Huntington Avenue                   Life Insurance
Boston, MA  02116

Janet Sweeney                           Vice President, Corporate Services
73 Tremont Street
Boston, MA 02108



Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.


                    THE MANUFACTURERS LIFE INSURANCE COMPANY
                        (Subsidiaries Organization Chart
                  - including certain Significant Investments)

The Manufacturers Life Insurance Company (Canada)


1.  ManuLife Holdings (Hong Kong) Limited - H.K. (100%)

2.  ManuLife Financial Systems (Hong Kong) Limited - H.K. (100%)

3.  P.T. Asuransi Jiwa Dharmala Manulife - Indonesia (51%)

4.  ManuLife (International) Limited - Bermuda (100%)

5.  OUB Manulife Pte. Ltd. - Singapore (50%)

6.  Manulife (Malaysia) SDN. BHD. - Malaysia (100%)

7.  Manulife (Thailand) Ltd. - Thailand (100%)

8.  Young Poong Manulife Insurance Company - Korea (50%)

9.  Ennal, Inc. - Ohio (100%)

10. 495603 Ontario Limited - Ontario (100%)

11. 994744 Ontario Inc. - Ontario (100%)

12. 1056416 Ontario Limited - Ontario (100%)

13. 484551 Ontario Limited - Ontario (100%)
    (a) 911164 Ontario Limited - Ontario (100%)

14. NAWL (North American Wood Logan Holding Company) - Delaware (85%)
    (a) Wood Logan Associate Inc. - Connecticut (100%)
    (b) North American Security Life Insurance Company - Delaware (100%)
        (i) NASL Financial Services, Inc. - Massachusetts (100%)
        (ii) First North American Life Assurance Company - New York (100%)
        (iii) North American Funds - Massachusetts (100%)
        (iv) NASL Series Trust - Massachusetts (100%)

15. Domlife Realty Limited - Canada (100%)

16. Balmoral Developments Inc. - Canada (100%)

17. Cantay Holdings Inc. - Ontario (100%)

18. 576986 Ontario Inc. - Ontario (100%)

19. KY Holding Corporation - Canada (100%)

20. 172846 Canada Limited - Canada (100%)

21. First North American Realty, Inc. - Minnesota (100%)

22. North American Capital Corporation - Ontario (100%)

23. Elliott & Page Mutual Fund Corporation - Ontario (100%)

24. TBD Life Insurance Company - Canada (100%)

25. The North American Group Inc. - Canada (100%)

26. Capitol Bankers Life Insurance Company - Minnesota (100%)

27.  Manulife Investment Management Corporation - Canada (100%)
     (a) 159139 Canada Inc. - Canada (50%)
         i. Altamira Management Ltd. - Canada (60.96%)
            A. ACI2 Limited - Cayman (100%)
               a/ Regent Pacific Group Limited-Cayman (63.8%)
                  a.1 Manulife Regent Investment Corporation -

                     Barbados (100%) (50% by Regent Pacific Group Limited and 50% by Manulife Data Services Inc.)
                 b.1 Manulife Regent Investment Asia Limited - Hong Kong (100%)
           B. Altamira Financial Services Inc. - Ontario (100%) a/ AIS Securities (Partnership) - Ontario (100%) (5% by
                    Altamira Financial Services, Inc. and 95% by Altamira Investment Services Inc.)
                 b/ Altamira Investment Services Inc. - Ontario (100%)

                    (a) AIS Securities (Partnership) - Ontario (100%)(95% by
                        Altamira Investments Services Inc. and 5% by Altamira Financial Services Inc.)

                    (b) Altamira (Alberta) Ltd. - Alberta (100%)

                    (c) Capital Growth Financial Services Inc. - Ontario (100%)

28. Manulife International Investment Management Limited - U.K. (100%)
    (a) Manulife International Fund Management Limited - U.K. (100%)

29. ManuCab Ltd. - Canada (100%)
    (a) Plazcab Service Limited - Canada (100%)

30. Manulife Data Services Inc.- Barbados (100%)
    (a) Manulife Regent Investment Corporation - Barbados - (100%) (50% by Manulife Data Services Inc. and 50% by Regent Pacific Group Limited)
    (b) Manulife Regent Investment Asia Limited - Hong Kong (100%)

31. 16351 Canada Limited - Canada (100%)

32. Manufacturers Life Capital Corporation Inc. - Canada (100%)

33. Townvest Inc. - Ontario (100%)

34. Manulife Financial Holdings Limited - Ontario (100%)
    (a) Family Financial Services Limited - Ontario (100%)
        i.  742166 Ontario Inc. - Ontario (100%)
        ii. Family Trust Corporation - Ontario (100%)
            A.  Family Financial Mortgage Corporation - Ontario (100%)
            B.  Family Realty Firstcorp Limited - Ontario (100%)
            C.  Thos. N. Shea Investment Corporation Limited - Ontario (100%)
    (b) Manulife Bank of Canada - Canada (100%)
        i.  Manulife Securities International Ltd. - Canada (100%)
        ii. Cabot Financial Services Corporation - Ontario (100%)
        iii.Cabot Investments Limited - Ontario (100%)

35. NALACO Mortgage Corporation - Ontario (100%)

    (a) Underwater Gas Developers Limited - Ontario (100%)

36. Manulife (International) Reinsurance Limited - Bermuda (100%)
    (a) Manulife (International) P&C Limited - Bermuda (100%)
    (b) Manufacturers P&C Limited - Bermuda (100%)

37. FNA Financial Inc. - Canada (100%)
    (a) NAL Resources Management Limited - Canada (100%)
    (b) First North America Insurance Company - Canada (100%)
    (c) NAL Trustco Inc. - Ontario (100%)
    (d) North American Life Financial Services Inc. - Ontario (100%)
    (e) Nalafund Investors Limited - Canada - (100%)
    (f) Seamark Asset Management Ltd. - Canada (69.175%)
    (g) Elliott & Page Limited - Ontario (100%)

38. NAL Resources Limited - Alberta (100%)

39. Manulife Reinsurance Corporation (U.S.A.) - Michigan (100%)
    (a) Manulife Reinsurance Limited - Bermuda (100%)
    (b) Manulife Holding Corporation - Delaware (100%)
        i.   Manufacturers Life Mortgage Securities
              Corporation - Delaware (100%)
        ii.  Underwriters International Inc. - Delaware (50%)
        iii. Capital Design Corporation - California - (100%)
        iv.  ManEquity, Inc. - Colorado (100%)
        v.   Manulife Service Corporation - Colorado (100%)
    (c) The Manufacturers Life Insurance Company (U.S.A.) - Michigan (100%)
    (d) The Manufacturers Life Insurance Company of America - Michigan (100%)
        i.   Manulife Series Fund, Inc. - Maryland (100%)
        ii.  Manufacturers Adviser Corporation - Colorado (100%)

Item 27.  Number of Contract Owners.

As of December 31, 1995, there were 39,630 qualified (including 24 for Ven 1 and 4,682 for Ven 3) and 50,199 (including 20 for Ven 1 and 6,567 for Ven 3) non-qualified contracts of the series offered hereby outstanding.

Item 28.  Indemnification.

Section IX, paragraph D of the Promotional Agent Agreement among the Company (referred to therein as "Security Life"), NASL Financial and Wood/Logan (referred to therein as "Promotional Agent") provides as follows:

a. NASL Financial and Security Life agree to indemnify and hold harmless Promotional Agent, its officers, directors and employees against any and all losses, claims, damages or liabilities to which they may become subject under the Securities Act of 1933 ("1933 Act"), the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in any registration statement for the Contracts filed pursuant to the 1933 Act or any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by NASL Financial or Security Life pursuant to Section VI, paragraph B of this Agreement.

b. Promotional Agent agrees to indemnify and hold harmless NASL Financial and Security Life, their officers, directors and employees against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (i) any oral or written misrepresentation by Promotional Agent or its officers, directors, employees or agents unless such misrepresentation is contained in any registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by NASL Financial pursuant to Section VI, paragraph B of this Agreement or, (ii) the failure of Promotional Agent or its officers, directors, employees or agents to comply with any applicable provisions of this Agreement.

Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters.

a.  North American Funds

    First North American Life Assurance Company


b.  Name and Principal           Positions and Offices
    Business Address             with Underwriter

    William J. Atherton**        President & Director

    Brian L. Moore*              Chairman & Director

    John D. DesPrez III**        Director

    James D. Gallagher**         Vice President & General Counsel

    John G. Vrysen****           Vice President

    Richard C. Hirtle**          Vice President; Treasurer & Compliance Officer

    Brian H. Buckley**           Clerk

    Susan E. Heffernan**         Assistant Clerk

    Lori-Ann Herbsmann***        Assistant Clerk - New York Operations

    E. Paige Sabine**            Assistant Clerk


*   200 Bloor Street East
    Toronto, Ontario
    Canada  M4W-1E5

**  116 Huntington Avenue
    Boston, MA  02116

*** International Corporate Center at Rye
    555 Theodore Fremd Avenue
    Rye, New York 10580

****73 Tremont Street
    Boston, MA 02108

c.  None.


Item 30. Location of Accounts and Records.

All books and records are maintained at 116 Huntington Avenue, Boston, MA 02116.

Item 31. Management Services.

None.

Item 32. Undertakings.

Previously furnished.

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NASL Variable Account, has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Boston, and Commonwealth of Massachusetts on this 27th day of February, 1996.

                                            NASL VARIABLE ACCOUNT
                                                 (Registrant)



                                            By: NORTH AMERICAN SECURITY
                                                ------------------------------
                                                LIFE INSURANCE COMPANY
                                                     (Depositor)


                                            By: /s/ William J. Atherton
                                                ------------------------------
                                                William J. Atherton, President

Attest:

/s/ James D. Gallagher
-----------------------------
James D. Gallagher, Secretary

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned on the 27th day of February, 1996 in the City of Boston, and Commonwealth of Massachusetts.

                                            NORTH AMERICAN SECURITY
                                            LIFE INSURANCE COMPANY
                                                 (Depositor)

                                            By: /s/ William J. Atherton
                                                ------------------------------
                                                William J. Atherton, President

Attest:

/s/ James D. Gallagher
-----------------------------
James D. Gallagher, Secretary

         As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor and on the dates indicated.

SIGNATURE                              TITLE                       DATE
---------                              -----                       ----

*                              Director and President             2/27/96
---------------------          (Principal Executive               (Date)
William J. Atherton            Officer)


*                              Director                           2/27/96
---------------------                                             (Date)
Peter S. Hutchison


*                              Director and Chairman              2/27/96
---------------------          of the Board                       (Date)
Brian L. Moore


*                              Vice President and                 2/27/96
---------------------          Treasurer (Principal               (Date)
Richard C. Hirtle              Financial and Accounting
                               Officer)


*By: /s/ John G. Vrysen                                           2/27/96
     ----------------------                                       (Date)
         John G. Vrysen
         Attorney-in-Fact
         Pursuant to Powers
         of Attorney

                                   EXHIBIT INDEX

Exhibit No.                         Description
-----------                         -----------

(b)(1)(ii) Resolution redesignating existing sub-accounts and dividing the NASL Variable Account to create additional sub-accounts

(b)(6)(ii) Amended and Restated By-Laws of North American Security Life Insurance Company

(b)(7)(i) Variable Annuity Guaranteed Death Benefit Reinsurance Contract with Connecticut General Life

(b)(7)(ii) Variable Annuity Guaranteed Death Benefit Reinsurance Contract Ven 3 with Connecticut General Life

(b)(7)(iii)        Automatic Reinsurance Agreement with Swiss Re America

(b)(7)(iv)         Reinsurance Agreement with PaineWebber Life Insurance Company

(b)(10)            Consent of Coopers & Lybrand

(b)(13)            Schedule of Computation

(b)(27)            Financial Data Schedule